UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

JEFFREY K. RINGDAHL, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2022

Date of reporting period: February 28, 2022

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

American Beacon® FUNDS

2022 SEMI-ANNUAL REPORT

February 28, 2022

THE LONDON COMPANY INCOME EQUITY FUND

ZEBRA SMALL CAP EQUITY FUND

TLC_Zeb 0222

About American Beacon Advisors Inc.

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, Inc., you can put the experience of a multi-billion dollar asset management firm to work for your company.

THE LONDON COMPANY INCOME EQUITY FUND

Investing in small- and medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in dividend-paying stocks may result in less earnings growth or capital appreciation than investing in non-dividend paying stocks. The use of fixed-income securities entails interest rate and credit risks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program.

ZEBRA SMALL CAP EQUITY FUND

Investing in small-capitalization stocks and micro-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. At times, certain securities may have limited marketability and may be difficult to sell. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program.

Please see the prospectus for a complete discussion of the Funds’ risks. There can be no assurances that the investment objectives of these Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	February 28, 2022

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

As Warren E. Buffett, the “Oracle of Omaha” and billionaire chairman and CEO of Berkshire Hathaway, once said, “Someone’s sitting in the shade today because someone planted a tree a long time ago.”

That is to say, before we can enjoy the fruits of our labor, we must first devote our attention to the careful planning and cultivation of our estates. To achieve a strong yield requires time, diligence and patience – and there are no guarantees the seeds we plant today will thrive or result in a plentiful harvest. This can be said not only about the actions we undertake in our gardening or landscaping, but also those we initiate in our investment portfolios – especially as we take into account the potential for harm caused by natural disasters and other upheavals, such as the COVID-19 pandemic, Russia’s invasion of Ukraine, and rising inflation.

Because none of us – not even the Oracle of Omaha – has a crystal ball, to help give your investment portfolio the greatest chance for success over the long term, we encourage you to work with financial professionals to develop your personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to help manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand short-term crises. With continuous nurturing, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for continuing your financial journey with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

1

American Beacon The London Company Income Equity FundSM

Performance Overview

February 28, 2022 (Unaudited)

The Investor Class of the American Beacon The London Company Income Equity Fund (the “Fund”) returned (1.12)% for the six months ended February 28, 2022. The Fund underperformed the Russell 1000® Value Index (the “Index”) return of 0.42% for the same period.

Total Returns for the Period ended February 28, 2022

	Ticker	6 months*	1 Year	3 Years	5 Years	Since Inception 5/29/2012
R5 Class (1,2,5)	ABCIX	(0.96)%	16.83%	13.50%	11.31%	12.38%
Y Class (1,2,5)	ABCYX	(1.03)%	16.77%	13.42%	11.24%	12.31%
Investor Class (1,2,5)	ABCVX	(1.12)%	16.48%	13.14%	10.94%	12.02%
A Class without sales charge (1,2,5)	ABCAX	(1.12)%	16.47%	13.15%	10.96%	11.96%
A Class with sales Charge (1,2,5)	ABCAX	(6.82)%	9.79%	10.93%	9.65%	11.29%
C Class without sales charge (1,2,5)	ABECX	(1.49)%	15.64%	12.32%	10.11%	11.13%
C Class with sales charge (1,2,5)	ABECX	(2.49)%	14.64%	12.32%	10.11%	11.13%
R6 Class (1,4,5)	ABCRX	(0.98)%	16.93%	13.54%	11.33%	12.40%

Russell 1000® Value Index (3)		0.42%	14.99%	12.22%	9.45%	12.33%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800- 967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.

A portion of the fees charged to the R5 Class of the Fund was waived from 2012 through 2014, partially recovered in 2015 and fully recovered in 2016. Performance prior to waiving fees was lower than actual returns shown for 2012 through 2014. A portion of the fees charged to the Investor Class of the Fund was waived in 2012 and 2013 and fully recovered in 2014 and 2015. Performance prior to waiving fees was lower than actual returns shown in 2012 and 2013. A portion of the fees charged to the Y, A, and C Classes of the Fund was waived from 2012 through 2014 and fully recovered in 2015. Performance prior to waiving fees was lower than actual returns shown for 2012 through 2014.

3.

The Russell 1000® Value Index is an unmanaged index of those stocks in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index and the Russell 1000 Index (each an “Index”) are trademarks of Frank Russell Company (“Russell”) and have been licensed for use by American Beacon Funds. The American Beacon The London Company Income Equity Fund is not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which a fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with a Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to any fund or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

4.

Fund performance for the periods shown represents the returns achieved by the R5 Class from 5/29/12 up to 8/25/20, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. Therefore, total returns shown for periods prior to 8/25/20 may be lower than they would have been had the R6 Class been in existence since 5/29/12. A portion of the fees charged to the R6 Class of the Fund has been waived since Class inception on 8/25/20. Performance prior to waiving fees was lower than actual returns shown since 8/25/20.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, C, and R6 Class shares were 0.74%, 0.81%, 1.07%, 1.05%, 1.79%, and 0.75%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index due to negative sector allocation while security selection was positive.

From a sector allocation perspective, the Fund’s significant overweight allocation to the Information Technology sector (down 8.8%) and underweight allocation to the Energy sector (up 49.6%) detracted from the Fund’s relative performance. Conversely, an overweight allocation to the Consumer Staples sector (up 5.3%) and an

2

American Beacon The London Company Income Equity FundSM

Performance Overview

February 28, 2022 (Unaudited)

underweight allocation to the Communication Services sector (down 11.7%) contributed positively to relative returns.

From a security selection standpoint, the Fund’s holdings in the Information Technology and Industrials sectors contributed the most to relative performance. In the Information Technology sector, contributors included Apple, Inc. (up 9.1%) and an absence from index position Salesforce, Inc. (down 20.6%). In the Industrials sector, United Parcel Service, Inc. (up 8.4%) and an absence from index position Honeywell International, Inc. (down 17.4%) contributed to performance relative to the Index. The aforementioned positive performance was somewhat offset by security selection in the Materials and Real Estate sectors. Detractors included Air Products & Chemicals, Inc. (down 11.3%) in the Materials sectors, and Crown Castle International Corp. (down 13.5%) in the Real Estate sector.

The sub-advisor’s investment process continues to focus on downside protection, current income and capital appreciation.

Top Ten Holdings (% Net Assets)
Apple, Inc.		5.4
Lowe’s Cos., Inc.		4.8
Berkshire Hathaway, Inc., Class B		4.4
Texas Instruments, Inc.		4.3
United Parcel Service, Inc., Class B		4.1
BlackRock, Inc.		4.0
Johnson & Johnson		4.0
Crown Castle International Corp.		3.7
Norfolk Southern Corp.		3.7
Diageo PLC, ADR		3.6

Total Fund Holdings	29

Sector Allocation (% Equities)
Information Technology		23.0
Financials		14.5
Consumer Staples		11.2
Industrials		10.7
Health Care		10.0
Consumer Discretionary		8.5
Communication Services		8.1
Real Estate		3.8
Utilities		3.6
Energy		3.5
Materials		3.1

3

American Beacon Zebra Small Cap Equity FundSM

Performance Overview

February 28, 2022 (Unaudited)

The Investor Class of the American Beacon Zebra Small Cap Equity Fund (the “Fund”) returned (4.33)% for the six-month period ended February 28, 2022. The Fund outperformed the Russell 2000® Index (the “Index”) return of (9.46)%.

Total Returns for the Period ended February 28, 2022

	Ticker	6 months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,2,4)	AZSIX	(4.14)%	3.47%	9.52%	9.14%	11.38%
Y Class (1,2,4)	AZSYX	(4.22)%	3.34%	9.39%	9.02%	11.27%
Investor Class (1,2,4)	AZSPX	(4.33)%	3.05%	9.09%	8.72%	10.96%
A Class without sales charge (1,2,4)	AZSAX	(4.29)%	3.12%	9.11%	8.72%	10.93%
A Class with sales Charge (1,2,4)	AZSAX	(9.81)%	(2.83)%	6.96%	7.45%	10.28%
C Class without sales charge (1,2,4)	AZSCX	(4.70)%	2.30%	8.25%	7.89%	10.08%
C Class with sales charge (1,2,4)	AZSCX	(5.70)%	1.30%	8.25%	7.89%	10.08%

Russell 2000® Index (3)		(9.46)%	(6.01)%	10.50%	9.50%	11.18%
Russell 2000® Value Index (3)		(2.10)%	6.63%	10.91%	7.97%	10.66%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge is 1.00% for C Class shares redeemed within one year of the date of purchase.

2.	A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

3.

The Russell 2000® Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index and the Russell 2000 Index (each an “Index”) are trademarks of Frank Russell Company (“Russell”) and have been licensed for use by American Beacon Funds. The American Beacon Zebra Small Cap Equity Fund is not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which a fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with a Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to any fund or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, and C Class shares were 1.18%, 1.28%, 1.56%, 1.54%, and 2.30%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index due to security selection. Sector allocation was slightly negative during this period.

From a security selection standpoint, the Fund’s investments in the Health Care and Industrials sectors contributed to relative outperformance. Positions in Acadia Pharmaceuticals, Inc. and NextGen Healthcare, Inc. (up 64.5% and 29.3%, respectively) were the largest contributors in the Health Care sector. UFP Industries, Inc. Class A (up 23.2%) and Beacon Roofing Supply, Inc. (up 19.2%) contributed to relative outperformance in the Industrials sector. The aforementioned outperformance was partially offset by stock selection in the Energy sector. An absence from Energy sector leaders Ovintiv, Inc. (up 69.8%) and Antero Resources Corporation (up 67.1%) detracted from relative returns.

4

American Beacon Zebra Small Cap Equity FundSM

Performance Overview

February 28, 2022 (Unaudited)

From a sector allocation perspective, the Fund’s overweight position to the Health Care sector (down 28.8%) and underweight position to the Energy sector (up 35.2%) detracted from relative performance. A partial offset to this was an underweight to the Information Technology sector (down 12.7%).

The sub-advisor continues to focus on uncovering opportunities by investing in a portfolio of securities that are generally less popular with investors but nevertheless have strong fundamental characteristics. At the same time, the portfolio will be underweight stocks that are heavily followed but have weak fundamentals. The sub-advisor believes that when these quality companies are recognized by investors, trading volumes are likely to increase and stock prices are likely to rise.

Top Ten Holdings (% Net Assets)
Enstar Group Ltd.		2.5
UFP Industries, Inc.		2.5
Cushman & Wakefield PLC		2.4
Beacon Roofing Supply, Inc.		2.2
OPKO Health, Inc.		1.9
PC Connection, Inc.		1.8
Super Micro Computer, Inc.		1.8
LHC Group, Inc.		1.7
Rush Enterprises, Inc., Class A		1.7
Amkor Technology, Inc.		1.6

Total Fund Holdings	210

Sector Allocation (% Equities)
Health Care		20.1
Financials		16.1
Industrials		15.5
Information Technology		12.3
Consumer Discretionary		10.3
Real Estate		7.3
Energy		4.6
Consumer Staples		4.1
Communication Services		3.7
Materials		3.6
Utilities		2.4

5

American Beacon FundsSM

Expense Examples

February 28, 2022 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2021 through February 28, 2022.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

6

American Beacon FundsSM

Expense Examples

February 28, 2022 (Unaudited)

American Beacon The London Company Income Equity Fund

	Beginning Account Value 9/1/2021	Ending Account Value 2/28/2022	Expenses Paid During Period 9/1/2021-2/28/2022*
R5 Class
Actual	$1,000.00	$990.40	$3.65
Hypothetical**	$1,000.00	$1,021.13	$3.71
Y Class
Actual	$1,000.00	$989.70	$3.90
Hypothetical**	$1,000.00	$1,020.88	$3.96
Investor Class
Actual	$1,000.00	$988.80	$5.23
Hypothetical**	$1,000.00	$1,019.54	$5.31
A Class
Actual	$1,000.00	$988.80	$5.13
Hypothetical**	$1,000.00	$1,019.64	$5.21
C Class
Actual	$1,000.00	$985.10	$8.71
Hypothetical**	$1,000.00	$1,016.02	$8.85
R6 Class
Actual	$1,000.00	$990.20	$3.50
Hypothetical**	$1,000.00	$1,021.27	$3.56

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.74%, 0.79%, 1.06%, 1.04%, 1.77%, and 0.71% for the R5, Y, Investor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Zebra Small Cap Equity Fund

	Beginning Account Value 9/1/2021	Ending Account Value 2/28/2022	Expenses Paid During Period 9/1/2021-2/28/2022*
R5 Class
Actual	$1,000.00	$958.60	$4.32
Hypothetical**	$1,000.00	$1,020.38	$4.46
Y Class
Actual	$1,000.00	$957.80	$4.81
Hypothetical**	$1,000.00	$1,019.89	$4.96
Investor Class
Actual	$1,000.00	$956.70	$6.16
Hypothetical**	$1,000.00	$1,018.50	$6.36
A Class
Actual	$1,000.00	$957.10	$5.87
Hypothetical**	$1,000.00	$1,018.79	$6.06
C Class
Actual	$1,000.00	$953.00	$9.78
Hypothetical**	$1,000.00	$1,014.78	$10.09

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.89%, 0.99%, 1.27%, 1.21%, and 2.02% for the R5, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

7

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.93%

Communication Services - 7.85%

Diversified Telecommunication Services - 3.29%
Verizon Communications, Inc.	1,102,929	$59,194,199

Entertainment - 2.25%
Nintendo Co. Ltd., ADR	635,808	40,418,315

Media - 2.31%
Comcast Corp., Class A	886,081	41,433,148

Total Communication Services		141,045,662

Consumer Discretionary - 8.21%

Multiline Retail - 3.37%
Target Corp.	303,677	60,665,554

Specialty Retail - 4.84%
Lowe’s Cos., Inc.	393,396	86,964,120

Total Consumer Discretionary		147,629,674

Consumer Staples - 10.90%

Beverages - 3.63%
Diageo PLC, ADRA	327,458	65,390,088

Food Products - 2.44%
Nestle SA, ADR	337,096	43,832,593

Tobacco - 4.83%
Altria Group, Inc.	898,109	46,064,011
Philip Morris International, Inc.	403,045	40,735,758

		86,799,769

Total Consumer Staples		196,022,450

Energy - 3.38%

Oil, Gas & Consumable Fuels - 3.38%
Chevron Corp.	421,602	60,710,688

Financials - 14.04%

Capital Markets - 4.02%
BlackRock, Inc.	97,225	72,324,705

Diversified Financial Services - 4.37%
Berkshire Hathaway, Inc., Class BB	244,339	78,542,772

Insurance - 5.65%
Cincinnati Financial Corp.	345,758	42,455,625
Progressive Corp.	557,967	59,105,444

		101,561,069

Total Financials		252,428,546

Health Care - 9.65%

Pharmaceuticals - 9.65%
Johnson & Johnson	433,808	71,391,782
Merck & Co., Inc.	599,636	45,920,125

See accompanying notes

8

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.93% (continued)

Health Care - 9.65% (continued)

Pharmaceuticals - 9.65% (continued)
Pfizer, Inc.	1,196,618	$56,169,249

		173,481,156

Total Health Care		173,481,156

Industrials - 10.37%

Air Freight & Logistics - 4.10%
United Parcel Service, Inc., Class B	350,251	73,699,816

Road & Rail - 3.74%
Norfolk Southern Corp.	261,718	67,135,901

Trading Companies & Distributors - 2.53%
Fastenal Co.	884,432	45,512,871

Total Industrials		186,348,588

Information Technology - 22.29%

Communications Equipment - 3.14%
Cisco Systems, Inc.	1,013,042	56,497,352

IT Services - 5.89%
Fidelity National Information Services, Inc.	550,767	52,449,541
Paychex, Inc.	448,008	53,339,833

		105,789,374

Semiconductors & Semiconductor Equipment - 4.32%
Texas Instruments, Inc.	456,990	77,683,730

Software - 3.55%
Microsoft Corp.	213,171	63,693,363

Technology Hardware, Storage & Peripherals - 5.39%
Apple, Inc.	587,116	96,944,594

Total Information Technology		400,608,413

Materials - 3.00%

Chemicals - 3.00%
Air Products and Chemicals, Inc.	227,950	53,864,585

Real Estate - 3.70%

Equity Real Estate Investment Trusts (REITs) - 3.70%
Crown Castle International Corp.	399,702	66,586,356

Utilities - 3.54%

Multi-Utilities - 3.54%
Dominion Energy, Inc.	800,693	63,679,114

Total Common Stocks (Cost $1,142,421,117)		1,742,405,232

SHORT-TERM INVESTMENTS - 2.64% - (Cost $47,448,768)

Investment Companies - 2.64%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	47,448,768	47,448,768

TOTAL INVESTMENTS - 99.57% (Cost $1,189,869,885)		1,789,854,000
OTHER ASSETS, NET OF LIABILITIES - 0.43%		7,797,502

TOTAL NET ASSETS - 100.00%		$1,797,651,502

Percentages are stated as a percent of net assets.

See accompanying notes

9

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

A All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at February 28, 2022 (Note 9).

B Non-income producing security.

C 7-day yield.

D The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on February 28, 2022:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	224	March 2022	$ 50,384,516	$48,921,600	$(1,462,916)

			$ 50,384,516	$48,921,600	$(1,462,916)

Index Abbreviations:
S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2022, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,742,405,232	$-	$-	$1,742,405,232
Short-Term Investments	47,448,768	-	-	47,448,768

Total Investments in Securities - Assets	$1,789,854,000	$-	$-	$1,789,854,000

Financial Derivative Instruments - Liabilities
Futures Contracts	$(1,462,916)	$-	$-	$(1,462,916)

Total Financial Derivative Instruments - Liabilities	$(1,462,916)	$-	$-	$(1,462,916)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2022, there were no transfers into or out of Level 3.

See accompanying notes

10

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.98%

Communication Services - 3.69%

Diversified Telecommunication Services - 0.45%
IDT Corp., Class BA	7,221	$260,389

Interactive Media & Services - 0.62%
Cargurus, Inc.A	5,000	242,250
EverQuote, Inc., Class AA	4,309	64,118
TrueCar, Inc.A	15,121	50,504

		356,872

Media - 1.19%
EW Scripps Co., Class AA	30,667	682,648

Wireless Telecommunication Services - 1.43%
United States Cellular Corp.A	29,824	820,458

Total Communication Services		2,120,367

Consumer Discretionary - 10.19%

Auto Components - 2.59%
Dorman Products, Inc.A	3,328	310,902
Gentherm, Inc.A	3,499	296,855
Motorcar Parts of America, Inc.A	8,049	129,991
Patrick Industries, Inc.	10,515	750,140

		1,487,888

Diversified Consumer Services - 0.41%
American Public Education, Inc.A	3,210	64,072
Perdoceo Education Corp.A	16,468	172,420

		236,492

Hotels, Restaurants & Leisure - 0.97%
Accel Entertainment, Inc.A	12,470	163,232
Biglari Holdings, Inc., Class BA	608	83,558
Golden Entertainment, Inc.A	5,441	309,756

		556,546

Household Durables - 1.08%
Flexsteel Industries, Inc.	3,593	77,573
Hamilton Beach Brands Holding Co., Class A	10,246	154,715
Hooker Furnishings Corp.	5,771	121,191
Lifetime Brands, Inc.	12,365	161,981
Universal Electronics, Inc.A	3,124	103,811

		619,271

Internet & Direct Marketing Retail - 0.78%
Duluth Holdings, Inc., Class BA	12,012	167,327
Lands’ End, Inc.A	16,596	281,468

		448,795

Leisure Products - 1.27%
Acushnet Holdings Corp.	10,431	456,878
Escalade, Inc.	3,862	51,171
Johnson Outdoors, Inc., Class A	1,759	145,065
Marine Products Corp.	6,249	75,550

		728,664

Specialty Retail - 2.05%
America’s Car-Mart, Inc.A	1,874	180,241

See accompanying notes

11

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.98% (continued)

Consumer Discretionary - 10.19% (continued)

Specialty Retail - 2.05% (continued)
National Vision Holdings, Inc.A	8,969	$328,893
OneWater Marine, Inc., Class A	8,148	414,000
Shoe Carnival, Inc.	8,747	255,063

		1,178,197

Textiles, Apparel & Luxury Goods - 1.04%
Rocky Brands, Inc.	2,018	77,774
Steven Madden Ltd.	9,366	399,553
Superior Group of Cos., Inc.	5,700	116,850

		594,177

Total Consumer Discretionary		5,850,030

Consumer Staples - 4.08%

Beverages - 1.53%
Coca-Cola Consolidated, Inc.	1,774	881,554

Food & Staples Retailing - 1.51%
Village Super Market, Inc., Class A	11,776	268,257
Weis Markets, Inc.	9,720	599,432

		867,689

Food Products - 0.53%
John B Sanfilippo & Son, Inc.	1,359	108,068
Seneca Foods Corp., Class AA	3,924	195,219

		303,287

Personal Products - 0.51%
Inter Parfums, Inc.	1,417	131,611
USANA Health Sciences, Inc.A	1,826	160,706

		292,317

Total Consumer Staples		2,344,847

Energy - 4.59%

Energy Equipment & Services - 3.23%
Archrock, Inc.	29,903	249,690
Bristow Group, Inc.A	10,425	345,485
ChampionX Corp.A	35,122	751,962
DMC Global, Inc.A	1,642	48,275
Expro Group Holdings NVA	6,125	98,551
RPC, Inc.A	41,456	363,569

		1,857,532

Oil, Gas & Consumable Fuels - 1.36%
Berry Corp.	16,588	165,880
Dorian LPG Ltd.	7,510	103,488
Magnolia Oil & Gas Corp., Class A	13,096	292,696
REX American Resources Corp.A	2,318	218,958

		781,022

Total Energy		2,638,554

Financials - 15.89%

Banks - 8.09%
Amalgamated Financial Corp.	9,851	169,142
American National Bankshares, Inc.	2,481	95,767
Arrow Financial Corp.	793	27,240
Business First Bancshares, Inc.	6,539	171,256

See accompanying notes

12

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.98% (continued)

Financials - 15.89% (continued)

Banks - 8.09% (continued)
Cambridge Bancorp	1,495	$131,784
Camden National Corp.	3,068	145,883
Capital Bancorp, Inc.	5,506	136,604
Capital City Bank Group, Inc.	6,772	190,090
Civista Bancshares, Inc.	4,091	99,779
CNB Financial Corp.	5,881	153,788
Community Trust Bancorp, Inc.	4,050	171,234
Enterprise Bancorp, Inc.	3,501	141,055
Farmers National Banc Corp.	6,987	120,386
First Bancorp, Inc.	2,345	69,881
First Internet Bancorp	4,129	201,826
First Savings Financial Group, Inc.	1,218	31,059
Guaranty Bancshares, Inc.	2,632	92,041
HBT Financial, Inc.	7,337	140,430
Horizon Bancorp, Inc.	10,739	215,639
Mercantile Bank Corp.	4,545	167,574
Metrocity Bankshares, Inc.	4,078	99,136
Mid Penn Bancorp, Inc.	3,615	101,184
MidWestOne Financial Group, Inc.	5,127	154,784
Northrim BanCorp, Inc.	2,543	113,901
Orrstown Financial Services, Inc.	3,787	92,479
Peoples Financial Services Corp.	1,659	79,284
Premier Financial Corp.	7,713	236,558
Sandy Spring Bancorp, Inc.	9,608	452,441
Sierra Bancorp	4,155	111,520
South Plains Financial, Inc.	7,167	198,311
Summit Financial Group, Inc.	4,087	111,452
Univest Financial Corp.	7,604	220,364

		4,643,872

Consumer Finance - 0.55%
Atlanticus Holdings Corp.A	5,931	315,944

Diversified Financial Services - 0.32%
Alerus Financial Corp.	6,418	184,518

Insurance - 5.12%
Donegal Group, Inc., Class A	41,136	561,918
Enstar Group Ltd.A	5,099	1,453,368
Investors Title Co.	1,131	216,643
Maiden Holdings Ltd.A	21,689	52,921
National Western Life Group, Inc., Class A	3,072	655,411

		2,940,261

Thrifts & Mortgage Finance - 1.81%
FS Bancorp, Inc.	2,993	95,836
Home Bancorp, Inc.	2,240	87,830
Luther Burbank Corp.	12,504	161,802
Merchants Bancorp	12,815	370,994
Southern Missouri Bancorp, Inc.	1,956	104,803
Waterstone Financial, Inc.	11,155	217,969

		1,039,234

Total Financials		9,123,829

See accompanying notes

13

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.98% (continued)

Health Care - 19.92%

Biotechnology - 10.41%
ACADIA Pharmaceuticals, Inc.A	19,418	$493,411
Alkermes PLCA	25,221	626,994
Anika Therapeutics, Inc.A	2,280	74,100
Blueprint Medicines Corp.A	5,389	326,304
Catalyst Pharmaceuticals, Inc.A	16,956	132,257
Coherus Biosciences, Inc.A	16,231	191,364
Denali Therapeutics, Inc.A	4,357	141,864
Eagle Pharmaceuticals, Inc.A	2,323	110,087
Emergent BioSolutions, Inc.A	20,627	853,545
Halozyme Therapeutics, Inc.A	6,552	232,399
Ironwood Pharmaceuticals, Inc.A	22,813	245,468
MiMedx Group, Inc.A	30,987	156,484
Myriad Genetics, Inc.A	13,771	335,737
OPKO Health, Inc.A B	352,377	1,102,940
Organogenesis Holdings, Inc.A	19,131	142,335
Precigen, Inc.A B	12,083	27,187
PTC Therapeutics, Inc.A	7,614	267,404
Puma Biotechnology, Inc.A	24,288	55,862
Radius Health, Inc.A B	13,272	110,423
Travere Therapeutics, Inc.A	5,612	152,983
Vanda Pharmaceuticals, Inc.A	10,363	117,724
Vericel Corp.A	1,949	80,318

		5,977,190

Health Care Equipment & Supplies - 1.62%
AxoGen, Inc.A	5,296	49,465
Cardiovascular Systems, Inc.A	4,849	102,120
LeMaitre Vascular, Inc.	1,742	82,693
Natus Medical, Inc.A	11,870	330,223
Orthofix Medical, Inc.A	7,390	251,112
Surmodics, Inc.A	1,199	53,811
Tactile Systems Technology, Inc.A	3,142	63,971

		933,395

Health Care Providers & Services - 4.04%
CorVel Corp.A	2,254	358,521
Cross Country Healthcare, Inc.A	35,613	795,238
InfuSystem Holdings, Inc.A	4,817	55,348
LHC Group, Inc.A	7,218	982,875
National Research Corp.	1,974	78,526
Viemed Healthcare, Inc.A	12,888	49,490

		2,319,998

Health Care Technology - 1.35%
Computer Programs & Systems, Inc.A	4,995	153,746
HealthStream, Inc.A	5,843	119,723
NextGen Healthcare, Inc.A	25,666	501,257

		774,726

Pharmaceuticals - 2.50%
Antares Pharma, Inc.A	31,108	108,878
Corcept Therapeutics, Inc.A	11,038	246,037
Harmony Biosciences Holdings, Inc.A	4,371	174,665
Innoviva, Inc.A	16,073	308,762
Phibro Animal Health Corp., Class A	25,409	541,212
SIGA Technologies, Inc.A	9,254	55,524

		1,435,078

Total Health Care		11,440,387

See accompanying notes

14

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.98% (continued)

Industrials - 15.38%

Air Freight & Logistics - 0.26%
Radiant Logistics, Inc.A	21,271	$146,770

Building Products - 2.77%
AAON, Inc.	1,175	68,808
Insteel Industries, Inc.	2,408	89,361
UFP Industries, Inc.	16,673	1,429,710

		1,587,879

Commercial Services & Supplies - 1.05%
Cimpress PLCA	4,569	287,801
Heritage-Crystal Clean, Inc.A	2,358	66,118
Matthews International Corp., Class A	7,592	251,903

		605,822

Construction & Engineering - 0.34%
IES Holdings, Inc.A	4,705	197,798

Electrical Equipment - 0.79%
Encore Wire Corp.	3,356	390,706
Preformed Line Products Co.	1,107	61,715

		452,421

Machinery - 2.03%
Franklin Electric Co., Inc.	2,635	222,816
Mueller Industries, Inc.	11,470	654,363
Shyft Group, Inc.	2,909	117,553
Tennant Co.	2,177	171,504

		1,166,236

Professional Services - 2.70%
Atlas Technical Consultants, Inc.A	8,680	99,646
CRA International, Inc.	918	81,546
Forrester Research, Inc.A	1,516	78,726
ICF International, Inc.	2,635	233,514
Kelly Services, Inc., Class A	36,689	778,540
Kforce, Inc.	3,715	279,294

		1,551,266

Road & Rail - 0.91%
Marten Transport Ltd.	8,587	148,126
PAM Transportation Services, Inc.A	2,256	152,212
Universal Logistics Holdings, Inc.	11,557	221,085

		521,423

Trading Companies & Distributors - 4.53%
Beacon Roofing Supply, Inc.A	20,795	1,241,254
DXP Enterprises, Inc.A	5,176	148,603
Global Industrial Co.	4,640	147,459
McGrath RentCorp	1,262	102,575
Rush Enterprises, Inc., Class A	18,516	961,721

		2,601,612

Total Industrials		8,831,227

Information Technology - 12.12%

Communications Equipment - 0.63%
Casa Systems, Inc.A	21,165	88,046
DZS, Inc.A	8,555	123,962
Ribbon Communications, Inc.A	49,062	149,149

		361,157

See accompanying notes

15

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.98% (continued)

Information Technology - 12.12% (continued)

Electronic Equipment, Instruments & Components - 4.51%
Daktronics, Inc.A	30,180	$139,130
ePlus, Inc.A	10,661	500,001
FARO Technologies, Inc.A	1,669	91,361
Kimball Electronics, Inc.A	17,818	307,182
Novanta, Inc.A	1,436	196,201
OSI Systems, Inc.A	4,272	344,622
PC Connection, Inc.	20,694	1,009,660

		2,588,157

IT Services - 2.08%
Brightcove, Inc.A	6,095	45,591
CSG Systems International, Inc.	7,312	451,297
Hackett Group, Inc.	4,477	92,763
TTEC Holdings, Inc.	7,611	605,074

		1,194,725

Semiconductors & Semiconductor Equipment - 1.97%
Amkor Technology, Inc.	40,719	923,100
Semtech Corp.A	3,032	210,360

		1,133,460

Software - 1.00%
Altair Engineering, Inc., Class AA B	2,340	155,423
CommVault Systems, Inc.A	3,246	204,206
OneSpan, Inc.A	3,495	48,161
Rimini Street, Inc.A	12,535	56,783
SPS Commerce, Inc.A	829	107,646

		572,219

Technology Hardware, Storage & Peripherals - 1.93%
Quantum Corp.A B	25,007	65,018
Super Micro Computer, Inc.A	26,572	1,044,014

		1,109,032

Total Information Technology		6,958,750

Materials - 3.54%

Chemicals - 1.51%
Hawkins, Inc.	3,400	153,884
Innospec, Inc.	2,738	261,479
Kronos Worldwide, Inc.	25,558	376,469
Valhi, Inc.	2,947	75,060

		866,892

Containers & Packaging - 0.16%
Myers Industries, Inc.	5,646	93,837

Metals & Mining - 1.87%
Olympic Steel, Inc.	11,968	320,383
Ryerson Holding Corp.	28,825	752,909

		1,073,292

Total Materials		2,034,021

Real Estate - 7.21%

Equity Real Estate Investment Trusts (REITs) - 2.22%
Franklin Street Properties Corp.	24,381	140,922
Industrial Logistics Properties Trust	4,239	94,826
PotlatchDeltic Corp.	13,240	726,876

See accompanying notes

16

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.98% (continued)

Real Estate - 7.21% (continued)

Equity Real Estate Investment Trusts (REITs) - 2.22% (continued)
PS Business Parks, Inc.	1,261	$200,865
Saul Centers, Inc.	2,427	111,715

		1,275,204

Real Estate Management & Development - 4.99%
Cushman & Wakefield PLCA	63,276	1,387,010
Forestar Group, Inc.A	28,953	530,129
Kennedy-Wilson Holdings, Inc.	9,178	203,201
Marcus & Millichap, Inc.A	10,294	511,921
RMR Group, Inc., Class A	8,057	234,781

		2,867,042

Total Real Estate		4,142,246

Utilities - 2.37%

Electric Utilities - 2.22%
MGE Energy, Inc.	5,609	403,960
Otter Tail Corp.	14,064	869,999

		1,273,959

Water Utilities - 0.15%
Artesian Resources Corp., Class A	1,860	86,453

Total Utilities		1,360,412

Total Common Stocks (Cost $56,710,897)		56,844,670

SHORT-TERM INVESTMENTS - 0.97% (Cost $554,948)

Investment Companies - 0.97%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	554,948	554,948

SECURITIES LENDING COLLATERAL - 0.05% (Cost $28,695)

Investment Companies - 0.05%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	28,695	28,695

TOTAL INVESTMENTS - 100.00% (Cost $57,294,540)		57,428,313
OTHER ASSETS, NET OF LIABILITIES - 0.00%		1,742

TOTAL NET ASSETS - 100.00%		$57,430,055

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at February 28, 2022 (Note 9).
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

Long Futures Contracts Open on February 28, 2022:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	6	March 2022	$ 606,701	$613,350	$6,649

			$ 606,701	$613,350	$6,649

See accompanying notes

17

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2022, the investments were classified as described below:

Zebra Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$56,844,670	$-	$-	$56,844,670
Short-Term Investments	554,948	-	-	554,948
Securities Lending Collateral	28,695	-	-	28,695

Total Investments in Securities - Assets	$57,428,313	$-	$-	$57,428,313

Financial Derivative Instruments - Assets
Futures Contracts	$6,649	$-	$-	$6,649

Total Financial Derivative Instruments - Assets	$6,649	$-	$-	$6,649

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2022, there were no transfers into or out of Level 3.

See accompanying notes

18

American Beacon FundsSM

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	The London Company Income Equity Fund	Zebra Small Cap Equity Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$1,742,405,232	$56,844,670
Investments in affiliated securities, at fair value‡	47,448,768	583,643
Cash collateral held at broker for futures contracts	3,094,000	70,000
Dividends and interest receivable	3,551,865	30,300
Deposits with broker for futures contracts	1,290,051	-
Receivable for fund shares sold	4,053,055	22,210
Receivable for tax reclaims	463,035	-
Receivable for expense reimbursement (Note 2)	-	17,451
Receivable for variation margin on open futures contracts (Note 5)	-	6,668
Prepaid expenses	96,036	36,302

Total assets	1,802,402,042	57,611,244

Liabilities:
Payable for fund shares redeemed	1,965,959	29,298
Payable for expense recoupment (Note 2)	2	-
Cash due to broker for futures contracts	-	5,252
Management and sub-advisory fees payable (Note 2)	959,717	37,197
Service fees payable (Note 2)	107,580	4,889
Transfer agent fees payable (Note 2)	93,670	4,048
Payable upon return of securities loaned (Note 9)§	-	28,695
Custody and fund accounting fees payable	75,557	17,361
Professional fees payable	20,191	46,381
Trustee fees payable (Note 2)	14,393	863
Payable for prospectus and shareholder reports	36,788	6,849
Payable for variation margin from open futures contracts (Note 5)	1,462,430	-
Other liabilities	14,253	356

Total liabilities	4,750,540	181,189

Net assets	$1,797,651,502	$57,430,055

Analysis of net assets:
Paid-in-capital	$1,172,429,743	$53,850,223
Total distributable earnings (deficits)A	625,221,759	3,579,832

Net assets	$1,797,651,502	$57,430,055

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	20,546,963	543,797

Y Class	47,283,267	2,491,179

Investor Class	2,328,569	848,959

A Class	6,356,142	104,528

C Class	3,322,472	136,250

R6 Class	7,408	N/A

Net assets:
R5 Class	$465,118,541	$7,617,868

Y Class	$1,063,890,700	$35,134,040

Investor Class	$52,478,950	$11,553,541

A Class	$142,249,870	$1,426,721

C Class	$73,745,349	$1,697,885

R6 Class	$168,092	N/A

Net asset value, offering and redemption price per share:
R5 Class	$22.64	$14.01

Y Class	$22.50	$14.10

Investor Class	$22.54	$13.61

A Class	$22.38	$13.65

A Class (offering price)	$23.75	$14.48

C Class	$22.20	$12.46

R6 Class	$22.69	N/A

† Cost of investments in unaffiliated securities	$1,142,421,117	$56,710,897
‡ Cost of investments in affiliated securities	$47,448,768	$583,643
§ Fair value of securities on loan	$11,362,361	$1,043,899

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

19

American Beacon FundsSM

Statements of Operations

For the period ended February 28, 2022 (Unaudited)

	The London Company Income Equity Fund	Zebra Small Cap Equity Fund
Investment income:
Dividend income from unaffiliated securities	$20,079,446	$576,379	A
Dividend income from affiliated securities (Note 2)	2,693	44
Interest income	35	-
Income derived from securities lending (Note 9)	1,348	1,637

Total investment income	20,083,522	578,060

Expenses:
Management and sub-advisory fees (Note 2)	5,820,574	323,541
Transfer agent fees:
R5 Class (Note 2)	71,621	712
Y Class (Note 2)	472,683	20,774
Investor Class	1,686	1,035
A Class	2,571	81
C Class	1,943	119
R6 Class	86	-
Custody and fund accounting fees	87,804	19,517
Professional fees	69,924	38,760
Registration fees and expenses	59,370	35,132
Service fees (Note 2):
Investor Class	96,065	25,479
A Class	63,044	542
C Class	27,272	832
Distribution fees (Note 2):
A Class	179,419	1,925
C Class	403,256	8,558
Prospectus and shareholder report expenses	42,340	7,035
Trustee fees (Note 2)	56,122	2,827
Loan expense (Note 10)	3,853	767
Other expenses	69,813	7,847

Total expenses	7,529,446	495,483

Net fees waived and expenses (reimbursed) (Note 2)	(83)	(114,575)

Net expenses	7,529,363	380,908

Net investment income	12,554,159	197,152

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	31,250,973	6,089,963
Commission recapture (Note 1)	3,587	-
Futures contracts	1,097,228	(234,261)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesC	(63,306,671)	(8,412,600)
Futures contracts	(3,277,703)	9,382

Net (loss) from investments	(34,232,586)	(2,547,516)

Net (decrease) in net assets resulting from operations	$(21,678,427)	$(2,350,364)

A Includes significant dividends from two issuers of $151,436.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

20

American Beacon FundsSM

Statements of Changes in Net Assets

	The London Company Income Equity Fund		Zebra Small Cap Equity Fund
	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$12,554,159	$23,684,970	$197,152	$388,747
Net realized gain from investments in unaffiliated securities, commission recapture, and futures contracts	32,351,788	16,605,433	5,855,702	22,616,115
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and futures contracts	(66,584,374)	303,898,885	(8,403,218)	11,654,074

Net increase (decrease) in net assets resulting from operations	(21,678,427)	344,189,288	(2,350,364)	34,658,936

Distributions to shareholders:
Total retained earnings:
R5 Class	(5,648,593)	(9,588,649)	(3,453,066)	(206,993)
Y Class	(14,064,266)	(24,276,436)	(12,649,753)	(342,285)
Investor Class	(653,096)	(1,244,574)	(4,238,124)	(119,653)
A Class	(1,725,254)	(2,734,059)	(503,111)	(10,167)
C Class	(668,408)	(1,610,235)	(594,281)	(621)
R6 Class	(2,314)	(60,238)	-	-

Net distributions to shareholders	(22,761,931)	(39,514,191)	(21,438,335)	(679,719)

Capital share transactions (Note 11):
Proceeds from sales of shares	238,458,831	465,944,842	6,280,867	18,805,585
Reinvestment of dividends and distributions	16,640,867	28,262,886	19,455,310	512,230
Cost of shares redeemed	(160,444,889)	(372,013,780)	(30,900,114)	(35,514,731)

Net increase (decrease) in net assets from capital share transactions	94,654,809	122,193,948	(5,163,937)	(16,196,916)

Net increase (decrease) in net assets	50,214,451	426,869,045	(28,952,636)	17,782,301

Net assets:
Beginning of period	1,747,437,051	1,320,568,006	86,382,691	68,600,390

End of period	$1,797,651,502	$1,747,437,051	$57,430,055	$86,382,691

See accompanying notes

21

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of February 28, 2022, the Trust consists of twenty-eight active series, two of which are presented in this filing: American Beacon The London Company Income Equity Fund and American Beacon Zebra Small Cap Equity Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a fund will use derivatives, may adversely affect a fund’s performance and may increase costs related to a fund’s use of derivatives.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Funds.

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The London Company Income Equity Fund distributes most or all of its net earning and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Zebra Small Cap Equity Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

form of dividends from net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulation, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earning and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with the following Sub-Advisors pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedules:

The London Company of Virginia, LLC

First $25 million	0.40%
Next $225 million	0.35%
Over $250 million	0.30%

Zebra Capital Management, LLC

First $350 million	0.55%
Next $400 million	0.50%
Over $750 million	0.45%

The Management and Sub-Advisory Fees paid by the Funds for the period ended February 28, 2022 were as follows:

The London Company Income Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$3,096,120
Sub-Advisor Fees	0.30%	2,724,454

Total	0.65%	$5,820,574

Zebra Small Cap Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$126,918
Sub-Advisor Fees	0.55%	196,623

Total	0.90%	$323,541

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the period ended February 28, 2022, the Manager received securities lending fees of $477 and $195 for the securities lending activities of The London Company Income Equity Fund and Zebra Small Cap Equity Fund, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended February 28, 2022, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
The London Company Income Equity	$519,035
Zebra Small Cap Equity	19,947

As of February 28, 2022, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
The London Company Income Equity	$83,543
Zebra Small Cap Equity	2,966

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Funds listed below held the following shares with a February 28, 2022 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	February 28, 2022 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	February 28, 2022 Fair Value
U.S. Government Money Market Select	Direct	The London Company Income Equity	$47,448,768	$-	$-	$2,693	$47,448,768
U.S. Government Money Market Select	Direct	Zebra Small Cap Equity	554,948	-	-	44	554,948
U.S. Government Money Market Select	Securities Lending	Zebra Small Cap Equity	28,695	-	-	N/A	28,695

26

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended February 28, 2022, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
The London Company Income Equity	$25,976	$264	$26,240
Zebra Small Cap Equity	436	5	441

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended February 28, 2022, the Zebra Small Cap Equity Fund borrowed on average $1,595,486 for 12 days at an average interest rate of 0.86% with interest charges of $441. These amounts are recorded as “Other expenses” in the Statements of Operations. For the period ended February 28, 2022, The London Company Income Equity Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through December 31, 2022, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended February 28, 2022, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap
Fund	Class	9/1/2021 - 12/28/2021	12/29/2021 - 2/28/2022	Reimbursed Expenses	(Recouped) Expenses		Expiration of Reimbursed Expenses
The London Company Income Equity	R6	0.71%	0.71%	$83	$(5	)*	2024-2025
Zebra Small Cap Equity	R5	0.89%	0.89%	24,727	-		2024-2025
Zebra Small Cap Equity	Y	0.99%	0.99%	62,998	-		2024-2025
Zebra Small Cap Equity	Investor	1.27%	1.27%	21,793	-		2024-2025
Zebra Small Cap Equity	A	1.21%	1.21%	2,498	-		2024-2025
Zebra Small Cap Equity	C	2.02%	2.01%	2,559	-		2024-2025

*	This amount represents Recouped Expenses from prior fiscal years and is reflected in Other Expenses on the Statements of Operations.

27

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

Of the above amounts, $2 was disclosed as a Payable for expense recoupment on the Statements of Assets and Liabilities at February 28, 2022 for The London Company Income Equity Fund and $17,451 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at February 28, 2022 for the Zebra Small Cap Equity Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2024 and 2025. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
The London Company Income Equity	$5	$1,770	$-	2023-2024
Zebra Small Cap Equity	-	110,489	80,407	2021-2022
Zebra Small Cap Equity	-	216,267	-	2022-2023
Zebra Small Cap Equity	-	240,623	-	2023-2024

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended February 28, 2022, RID collected $8,530 and $11 for The London Company Income Equity Fund and Zebra Small Cap Equity Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended February 28, 2022, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended February 28, 2022, CDSC fees of $1,530 and $201 were collected for the C Class Shares of The London Company Income Equity Fund and Zebra Small Cap Equity Fund, respectively.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $130,000, effective January 1, 2022; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust a Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

4.  Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, a Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle a Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including money market funds and ETFs. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as money market funds under the Investment Company Act, to provide liquidity or for defensive purposes. The Funds could invest in money market funds rather than purchasing individual short-term investments. If a Fund invests in money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of a Fund.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. A Treasury futures contract is a contract for the future delivery of a U.S. Treasury security. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended February 28, 2022, the Funds entered into futures contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended February 28, 2022
The London Company Income Equity	197
Zebra Small Cap Equity	8

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

The London Company Income Equity Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of February 28, 2022:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$(1,462,916)	$(1,462,916)

The effect of financial derivative instruments on the Statements of Operations as of February 28, 2022:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$1,097,228	$1,097,228

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(3,277,703)	$(3,277,703)

Zebra Small Cap Equity Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of February 28, 2022:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$6,649	$6,649

The effect of financial derivative instruments on the Statements of Operations as of February 28, 2022:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(234,261)	$(234,261)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$9,382	$9,382
(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, February 28, 2022.

The London Company Income Equity Fund

Offsetting of Financial and Derivative Assets as of February 28, 2022:
	Assets	Liabilities
Futures Contracts(1)	$-	$(1,462,916)

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$(1,462,916)

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$1,462,916

Zebra Small Cap Equity Fund

Offsetting of Financial and Derivative Assets as of February 28, 2022:
	Assets	Liabilities
Futures Contracts(1)	$6,649	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$6,649	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(6,649)	$-

	Remaining Contractual Maturity of the Agreements As of February 28, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$28,695	$-	$-	$-	$28,695

Total Borrowings	$28,695	$-	$-	$-	$28,695

Gross amount of recognized liabilities for securities lending transactions					$28,695

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisors require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Funds may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio.

Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and may make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since the Fund can invest significantly in high yield investments that are considered speculative in nature, this risk may be substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund’s securities, could affect the Fund’s performance.

Dividend Risk

A Fund’s focus on dividend-paying stocks could cause a Fund to underperform funds that invest without consideration of a company’s track record of paying dividends. An issuer of stock held by a Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. In addition, stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise, the prices of such securities may fall. At times, a Fund may not be able to identify dividend-paying stocks that are attractive investments. The income received by a Fund will also fluctuate due to the amount of dividends that companies elect to pay.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) greater volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. The Fund’s investment in a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by a Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Funds may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Funds at such times may have a significant adverse effect on a Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect a Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. A Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

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American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. Transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the pandemic has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through the economy. However, the Federal Reserve recently began to reduce its interventions as the economy improved and inflation accelerated. Concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown as a result. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons.

Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. The U.S. Federal Reserve is anticipated has started to raise interest rates beginning in 2022, in rates, in part to address an increase in the annual inflation rate in the U.S. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.

Slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, commonly referred to as “Brexit,” and a trade agreement between

37

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

the United Kingdom and the European Union, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended August 31, 2021 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

38

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

As of February 28, 2022, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The London Company Income Equity	$1,193,518,476	$615,201,936	$(18,866,412)	$596,335,524
Zebra Small Cap Equity	57,793,025	6,082,366	(6,447,078)	(364,712)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of August 31, 2021, the Funds did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period ended February 28, 2022 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
The London Company Income Equity	$167,255,189	$92,237,532
Zebra Small Cap Equity	41,215,631	66,883,102

A summary of the Funds’ transactions in the USG Select Fund for the period ended February 28, 2022 were as follows:

Fund	Type of Transaction	August 31, 2021 Shares/Fair Value	Purchases	Sales	February 28, 2022 Shares/Fair Value
The London Company Income Equity	Direct	$41,839,633	$212,988,598	$207,379,463	$47,448,768
The London Company Income Equity	Securities Lending	-	23,560,110	23,560,110	-
Zebra Small Cap Equity	Direct	1,474,315	22,437,780	23,357,147	554,948
Zebra Small Cap Equity	Securities Lending	-	290,450	261,755	28,695

9.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

39

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of February 28, 2022, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
The London Company Income Equity	$11,362,361	$-	$11,721,400	$11,721,400
Zebra Small Cap Equity	1,043,899	28,695	1,114,462	1,143,157

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 11, 2021 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 10, 2022, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $150 million with an expiration date November 10, 2021.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement

40

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 10, 2022, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $50 million with an expiration date of November 10, 2021.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended February 28, 2022, the Funds did not utilize these facilities.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	3,556,284	$83,769,791	4,226,610	$85,157,993
Reinvestment of dividends	220,872	5,227,778	439,870	8,905,041
Shares redeemed	(1,184,206)	(27,537,432)	(2,797,419)	(56,908,287)

Net increase in shares outstanding	2,592,950	$61,460,137	1,869,061	$37,154,747

	Y Class
	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	5,653,046	$131,566,524	14,562,115	$292,167,220
Reinvestment of dividends	409,231	9,634,450	794,540	15,995,315
Shares redeemed	(4,206,120)	(97,321,837)	(11,096,506)	(227,964,321)

Net increase in shares outstanding	1,856,157	$43,879,137	4,260,149	$80,198,214

	Investor Class
	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	153,386	$3,558,615	1,112,285	$21,939,061
Reinvestment of dividends	26,764	632,010	60,137	1,207,720
Shares redeemed	(300,386)	(7,017,603)	(922,778)	(18,891,565)

Net increase (decrease) in shares outstanding	(120,236)	$(2,826,978)	249,644	$4,255,216

	A Class
	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	666,622	$15,353,208	2,282,299	$47,021,405
Reinvestment of dividends	28,239	662,258	55,188	1,103,509
Shares redeemed	(620,555)	(14,199,630)	(942,027)	(19,539,900)

Net increase in shares outstanding	74,306	$1,815,836	1,395,460	$28,585,014

41

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

	C Class
	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	183,188	$4,204,139	461,084	$9,458,611
Reinvestment of dividends	20,649	483,711	50,733	993,719
Shares redeemed	(626,757)	(14,363,923)	(1,830,800)	(37,323,480)

Net (decrease) in shares outstanding	(422,920)	$(9,676,073)	(1,318,983)	$(26,871,150)

	R6 Class
	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	282	$6,554	506,297	$10,200,552
Reinvestment of dividends	28	660	2,686	57,582
Shares redeemed	(193)	(4,464)	(506,958)	(11,386,227)

Net increase (decrease) in shares outstanding	117	$2,750	2,025	$(1,128,093)

	R5 Class
	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	30,501	$493,188	241,989	$4,232,051
Reinvestment of dividends	100,473	1,479,970	2,821	48,460
Shares redeemed	(743,781)	(14,971,670)	(463,118)	(9,069,023)

Net (decrease) in shares outstanding	(612,807)	$(12,998,512)	(218,308)	$(4,788,512)

	Y Class
	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	293,034	$4,846,708	608,192	$10,980,585
Reinvestment of dividends	852,984	12,649,753	19,327	333,970
Shares redeemed	(671,775)	(10,516,072)	(1,157,899)	(20,690,831)

Net increase (decrease) in shares outstanding	474,243	$6,980,389	(530,380)	$(9,376,276)

	Investor Class
	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	38,949	$696,103	187,371	$3,183,225
Reinvestment of dividends	295,265	4,228,195	7,071	119,441
Shares redeemed	(283,628)	(5,101,316)	(259,155)	(4,714,580)

Net increase (decrease) in shares outstanding	50,586	$(177,018)	(64,713)	$(1,411,914)

42

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

	A Class
	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,654	$34,528	18,272	$354,570
Reinvestment of dividends	35,036	503,111	576	9,751
Shares redeemed	(10,918)	(163,979)	(27,586)	(485,602)

Net increase (decrease) in shares outstanding	25,772	$373,660	(8,738)	$(121,281)

	C Class
	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	11,610	$210,340	3,149	$55,154
Reinvestment of dividends	45,261	594,281	38	608
Shares redeemed	(9,592)	(147,077)	(32,864)	(554,695)

Net increase (decrease) in shares outstanding	47,279	$657,544	(29,677)	$(498,933)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

43

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 28, 2022		Year Ended August 31,

			2021	2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$23.16		$19.14	$18.26	$18.13	$16.13	$15.25

Income (loss) from investment operations:
Net investment income	0.18		0.35	0.36	0.37	0.35	0.33
Net gains (losses) on investments (both realized and unrealized)	(0.39)		4.23	2.07	0.42	2.00	0.97

Total income (loss) from investment operations	(0.21)		4.58	2.43	0.79	2.35	1.30

Less distributions:
Dividends from net investment income	(0.17)		(0.35)	(0.38)	(0.39)	(0.35)	(0.32)
Distributions from net realized gains	(0.14)		(0.21)	(1.17)	(0.27)	–	(0.10)

Total distributions	(0.31)		(0.56)	(1.55)	(0.66)	(0.35)	(0.42)

Net asset value, end of period	$22.64		$23.16	$19.14	$18.26	$18.13	$16.13

Total returnB	(0.96	)%C	24.40%	13.81%	4.78%	14.75%	8.64%

Ratios and supplemental data:
Net assets, end of period	$465,118,541		$415,873,245	$307,794,240	$236,601,692	$240,244,700	$222,730,033
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.74	%D	0.74%	0.75%	0.73%	0.73%	0.74%
Expenses, net of reimbursements and/or recoupments	0.74	%D	0.74%	0.75%	0.73%	0.73%	0.74%
Net investment income, before expense reimbursements and/or recoupments	1.54	%D	1.66%	1.99%	2.09%	2.08%	2.12%
Net investment income, net of reimbursements and/or recoupments	1.54	%D	1.66%	1.99%	2.09%	2.08%	2.12%
Portfolio turnover rate	5	%C	7%	21%	23%	16%	14%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

44

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 28, 2022		Year Ended August 31,

			2021	2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$23.03		$19.02	$18.16	$18.04	$16.05	$15.17

Income (loss) from investment operations:
Net investment income	0.17		0.33	0.34	0.36	0.34	0.32
Net gains (losses) on investments (both realized and unrealized)	(0.39)		4.23	2.06	0.41	1.99	0.97

Total income (loss) from investment operations	(0.22)		4.56	2.40	0.77	2.33	1.29

Less distributions:
Dividends from net investment income	(0.17)		(0.34)	(0.37)	(0.38)	(0.34)	(0.31)
Distributions from net realized gains	(0.14)		(0.21)	(1.17)	(0.27)	–	(0.10)

Total distributions	(0.31)		(0.55)	(1.54)	(0.65)	(0.34)	(0.41)

Net asset value, end of period	$22.50		$23.03	$19.02	$18.16	$18.04	$16.05

Total returnA	(1.03	)%B	24.43%	13.70%	4.68%	14.69%	8.60%

Ratios and supplemental data:
Net assets, end of period	$1,063,890,700		$1,045,963,233	$783,186,967	$666,792,661	$572,315,652	$663,588,078
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.79	%C	0.81%	0.81%	0.80%	0.79%	0.81%
Expenses, net of reimbursements and/or recoupments	0.79	%C	0.81%	0.81%	0.80%	0.79%	0.81%
Net investment income, before expense reimbursements and/or recoupments	1.48	%C	1.60%	1.94%	2.03%	2.00%	2.04%
Net investment income, net of reimbursements and/or recoupments	1.48	%C	1.60%	1.94%	2.03%	2.00%	2.04%
Portfolio turnover rate	5	%B	7%	21%	23%	16%	14%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

45

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 28, 2022		Year Ended August 31,

			2021	2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$23.06		$19.05	$18.19	$18.06	$16.07	$15.19

Income (loss) from investment operations:
Net investment income	0.14		0.28	0.30	0.31	0.30	0.28
Net gains (losses) on investments (both realized and unrealized)	(0.38)		4.23	2.06	0.43	1.98	0.97

Total income (loss) from investment operations	(0.24)		4.51	2.36	0.74	2.28	1.25

Less distributions:
Dividends from net investment income	(0.14)		(0.29)	(0.33)	(0.34)	(0.29)	(0.27)
Distributions from net realized gains	(0.14)		(0.21)	(1.17)	(0.27)	–	(0.10)

Total distributions	(0.28)		(0.50)	(1.50)	(0.61)	(0.29)	(0.37)

Net asset value, end of period	$22.54		$23.06	$19.05	$18.19	$18.06	$16.07

Total returnA	(1.12	)%B	24.07%	13.38%	4.45%	14.37%	8.33%

Ratios and supplemental data:
Net assets, end of period	$52,478,950		$56,472,628	$41,904,048	$24,993,208	$28,343,428	$31,897,528
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.06	%C	1.07%	1.07%	1.06%	1.05%	1.05%
Expenses, net of reimbursements and/or recoupments	1.06	%C	1.07%	1.07%	1.06%	1.05%	1.05%
Net investment income, before expense reimbursements and/or recoupments	1.21	%C	1.33%	1.67%	1.75%	1.75%	1.79%
Net investment income, net of reimbursements and/or recoupments	1.21	%C	1.33%	1.67%	1.75%	1.75%	1.79%
Portfolio turnover rate	5	%B	7%	21%	23%	16%	14%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

46

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 28, 2022		Year Ended August 31,

			2021	2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$22.90		$18.93	$18.08	$17.96	$15.98	$15.11

Income (loss) from investment operations:
Net investment income	0.14		0.28	0.30	0.31	0.31	0.27
Net gains (losses) on investments (both realized and unrealized)	(0.38)		4.19	2.05	0.42	1.96	0.96

Total income (loss) from investment operations	(0.24)		4.47	2.35	0.73	2.27	1.23

Less distributions:
Dividends from net investment income	(0.14)		(0.29)	(0.33)	(0.34)	(0.29)	(0.26)
Distributions from net realized gains	(0.14)		(0.21)	(1.17)	(0.27)	–	(0.10)

Total distributions	(0.28)		(0.50)	(1.50)	(0.61)	(0.29)	(0.36)

Net asset value, end of period	$22.38		$22.90	$18.93	$18.08	$17.96	$15.98

Total returnA	(1.12	)%B	24.04%	13.44%	4.43%	14.41%	8.24%

Ratios and supplemental data:
Net assets, end of period	$142,249,870		$143,875,366	$92,490,860	$60,146,845	$60,465,593	$95,206,378
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.04	%C	1.05%	1.04%	1.05%	1.03%	1.12%
Expenses, net of reimbursements and/or recoupments	1.04	%C	1.05%	1.04%	1.05%	1.03%	1.12%
Net investment income, before expense reimbursements and/or recoupments	1.23	%C	1.36%	1.71%	1.77%	1.75%	1.73%
Net investment income, net of reimbursements and/or recoupments	1.23	%C	1.36%	1.71%	1.77%	1.75%	1.73%
Portfolio turnover rate	5	%B	7%	21%	23%	16%	14%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

47

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 28, 2022		Year Ended August 31,

			2021	2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$22.72		$18.78	$17.94	$17.83	$15.87	$15.01

Income (loss) from investment operations:
Net investment income	0.04		0.10	0.14	0.17	0.16	0.15
Net gains (losses) on investments (both realized and unrealized)	(0.37)		4.19	2.06	0.42	1.97	0.96

Total income (loss) from investment operations	(0.33)		4.29	2.20	0.59	2.13	1.11

Less distributions:
Dividends from net investment income	(0.05)		(0.14)	(0.19)	(0.21)	(0.17)	(0.15)
Distributions from net realized gains	(0.14)		(0.21)	(1.17)	(0.27)	–	(0.10)

Total distributions	(0.19)		(0.35)	(1.36)	(0.48)	(0.17)	(0.25)

Net asset value, end of period	$22.20		$22.72	$18.78	$17.94	$17.83	$15.87

Total returnA	(1.49	)%B	23.14%	12.59%	3.64%	13.53%	7.42%

Ratios and supplemental data:
Net assets, end of period	$73,745,349		$85,083,300	$95,091,128	$126,444,587	$132,511,310	$149,848,432
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.77	%C	1.79%	1.81%	1.82%	1.81%	1.86%
Expenses, net of reimbursements and/or recoupments	1.77	%C	1.79%	1.81%	1.82%	1.81%	1.86%
Net investment income, before expense reimbursements and/or recoupments	0.49	%C	0.62%	0.94%	1.01%	0.98%	0.97%
Net investment income, net of reimbursements and/or recoupments	0.49	%C	0.62%	0.94%	1.01%	0.98%	0.97%
Portfolio turnover rate	5	%B	7%	21%	23%	16%	14%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

48

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended February 28, 2022		Year Ended August 31, 2021	August 25, 2020A to August 31, 2020

	(unaudited)
Net asset value, beginning of period	$23.22		$19.13	$18.99

Income (loss) from investment operations:
Net investment income (loss)	0.15		2.03	(0.01)
Net gains (losses) on investments (both realized and unrealized)	(0.36)		2.59	0.15

Total income (loss) from investment operations	(0.21)		4.62	0.14

Less distributions:
Dividends from net investment income	(0.18)		(0.32)	–
Distributions from net realized gains	(0.14)		(0.21)	–

Total distributions	(0.32)		(0.53)	–

Net asset value, end of period	$22.69		$23.22	$19.13

Total returnB	(0.98	)%C	24.62%	0.74	%C

Ratios and supplemental data:
Net assets, end of period	$168,092		$169,279	$100,763
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.81	%D	0.75%	0.85	%D
Expenses, net of reimbursements and/or recoupments	0.71	%D	0.71%	0.71	%D
Net investment income (loss), before expense reimbursements and/or recoupments	1.46	%D	1.64%	(3.83	)%D
Net investment income (loss), net of reimbursements and/or recoupments	1.56	%D	1.68%	(3.69	)%D
Portfolio turnover rate	5	%C	7%	21	%C

A	Effective date of class.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

49

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 28, 2022		Year Ended August 31,

			2021		2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$20.93		$13.77		$14.22	$18.32	$16.04	$14.07

Income (loss) from investment operations:
Net investment income	0.19	B	0.12	C	0.14	0.09	0.11	0.24
Net gains (losses) on investments (both realized and unrealized)	(0.75)		7.19		(0.51)	(2.62)	3.44	1.90

Total income (loss) from investment operations	(0.56)		7.31		(0.37)	(2.53)	3.55	2.14

Less distributions:
Dividends from net investment income	(0.12)		(0.15)		(0.08)	(0.09)	(0.03)	(0.17)
Distributions from net realized gains	(6.24)		–		–	(1.48)	(1.24)	–

Total distributions	(6.36)		(0.15)		(0.08)	(1.57)	(1.27)	(0.17)

Net asset value, end of period	$14.01		$20.93		$13.77	$14.22	$18.32	$16.04

Total returnD	(4.14	)%E	53.31%		(2.70)%	(12.94)%	22.98%	15.25%

Ratios and supplemental data:
Net assets, end of period	$7,617,868		$24,213,159		$18,929,000	$24,989,951	$11,722,213	$4,122,461
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.21	%F	1.18%		1.17%	1.22%	1.23%	1.36%
Expenses, net of reimbursements and/or recoupmentsG	0.89	%F	0.89%		0.89%	0.89%	0.90%	0.89%
Net investment income, before expense reimbursements and/or recoupments	0.39	%BF	0.31	%C	0.54%	0.57%	0.30%	0.80%
Net investment income, net of reimbursements and/or recoupments	0.71	%BF	0.60	%C	0.82%	0.90%	0.64%	1.26%
Portfolio turnover rate	58	%E	104%		106%	93%	74%	77%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Net investment income includes significant dividend payments from PotlatchDeltic Corp. and RMR Group, Inc. amounting to $0.1289.
C	Net investment income includes significant dividend payment from Tredegar Corp. amounting to $0.0381.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

50

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 28, 2022		Year Ended August 31,

			2021		2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$21.04		$13.85		$14.32	$18.45	$16.17	$14.20

Income (loss) from investment operations:
Net investment income	0.05	A	0.12	B	0.11	0.13	0.08	0.15
Net gains (losses) on investments (both realized and unrealized)	(0.63)		7.22		(0.50)	(2.69)	3.47	1.99

Total income (loss) from investment operations	(0.58)		7.34		(0.39)	(2.56)	3.55	2.14

Less distributions:
Dividends from net investment income	(0.12)		(0.15)		(0.08)	(0.09)	(0.03)	(0.17)
Distributions from net realized gains	(6.24)		–		–	(1.48)	(1.24)	–

Total distributions	(6.36)		(0.15)		(0.08)	(1.57)	(1.27)	(0.17)

Net asset value, end of period	$14.10		$21.04		$13.85	$14.32	$18.45	$16.17

Total returnC	(4.22	)%D	53.22%		(2.82)%	(13.02)%	22.79%	15.11%

Ratios and supplemental data:
Net assets, end of period	$35,134,040		$42,440,351		$35,283,932	$40,575,598	$47,832,660	$18,631,514
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.31	%E	1.28%		1.26%	1.24%	1.27%	1.41%
Expenses, net of reimbursements and/or recoupmentsF	0.99	%E	0.99%		0.99%	0.99%	1.00%	0.99%
Net investment income, before expense reimbursements and/or recoupments	0.29	%AE	0.24	%B	0.45%	0.55%	0.26%	0.54%
Net investment income, net of reimbursements and/or recoupments	0.61	%AE	0.53	%B	0.72%	0.80%	0.54%	0.96%
Portfolio turnover rate	58	%D	104%		106%	93%	74%	77%

A	Net investment income includes significant dividend payments from PotlatchDeltic Corp. and RMR Group, Inc. amounting to $0.0188.
B	Net investment income includes significant dividend payment Tredegar Corp. amounting to $0.0421.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

51

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 28, 2022		Year Ended August 31,

			2021		2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$20.53		$13.54		$14.03	$18.14	$15.95	$14.05

Income (loss) from investment operations:
Net investment income	0.06	A	0.02	B	0.06	0.12	0.02	0.14
Net gains (losses) on investments (both realized and unrealized)	(0.64)		7.11		(0.49)	(2.68)	3.43	1.93

Total income (loss) from investment operations	(0.58)		7.13		(0.43)	(2.56)	3.45	2.07

Less distributions:
Dividends from net investment income	(0.10)		(0.14)		(0.06)	(0.07)	(0.02)	(0.17)
Distributions from net realized gains	(6.24)		–		–	(1.48)	(1.24)	–

Total distributions	(6.34)		(0.14)		(0.06)	(1.55)	(1.26)	(0.17)

Net asset value, end of period	$13.61		$20.53		$13.54	$14.03	$18.14	$15.95

Total returnC	(4.33	)%D	52.84%		(3.12)%	(13.26)%	22.47%	14.77%

Ratios and supplemental data:
Net assets, end of period	$11,553,541		$16,391,734		$11,690,371	$12,486,352	$10,398,506	$10,766,976
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.58	%E	1.56%		1.60%	1.50%	1.44%	1.58%
Expenses, net of reimbursements and/or recoupmentsF	1.27	%E	1.27%		1.27%	1.27%	1.28%	1.27%
Net investment income (loss), before expense reimbursements and/or recoupments	0.01	%AE	(0.07	)%B	0.11%	0.27%	0.08%	0.41%
Net investment income, net of reimbursements and/or recoupments	0.32	%AE	0.22	%B	0.44%	0.50%	0.24%	0.72%
Portfolio turnover rate	58	%D	104%		106%	93%	74%	77%

A	Net investment income includes significant dividend payments from PotlatchDeltic Corp. and RMR Group, Inc. amounting to $0.0239.
B	Net investment income includes significant dividend payment Tredegar Corp. amounting to $0.0411.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

52

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 28, 2022		Year Ended August 31,

			2021		2020		2019		2018		2017

	(unaudited)
Net asset value, beginning of period	$20.58		$13.57		$14.05		$18.15		$15.96		$14.06

Income (loss) from investment operations:
Net investment income	0.32	A	0.05	B C	0.06	B	0.08	B	0.03	B	0.16
Net gains (losses) on investments (both realized and unrealized)	(0.89)		7.09		(0.49)		(2.64)		3.42		1.91

Total income (loss) from investment operations	(0.57)		7.14		(0.43)		(2.56)		3.45		2.07

Less distributions:
Dividends from net investment income	(0.12)		(0.13)		(0.05)		(0.06)		(0.02)		(0.17)
Distributions from net realized gains	(6.24)		–		–		(1.48)		(1.24)		–

Total distributions	(6.36)		(0.13)		(0.05)		(1.54)		(1.26)		(0.17)

Net asset value, end of period	$13.65		$20.58		$13.57		$14.05		$18.15		$15.96

Total returnD	(4.29	)%E	52.80%		(3.10)%		(13.26)%		22.43%		14.76%

Ratios and supplemental data:
Net assets, end of period	$1,426,721		$1,621,044		$1,187,137		$2,693,316		$5,063,046		$6,801,568
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.53	%F	1.54%		1.47%		1.53%		1.54%		1.73%
Expenses, net of reimbursements and/or recoupmentsG	1.21	%F	1.23	%H	1.29%		1.29%		1.29%		1.29%
Net investment income (loss), before expense reimbursements and/or recoupments	0.07	%AF	(0.05	)%C	0.23%		0.27%		(0.04)%		0.28%
Net investment income, net of reimbursements and/or recoupments	0.39	%AF	0.26	%C	0.41%		0.51%		0.20%		0.71%
Portfolio turnover rate	58	%E	104%		106%		93%		74%		77%

A	Net investment income includes significant dividend payments from PotlatchDeltic Corp. and RMR Group, Inc. amounting to $0.2902.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes significant dividend payment from Tredegar Corp. amounting to $0.0439.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
H	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

53

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 28, 2022		Year Ended August 31,

			2021		2020	2019	2018		2017

	(unaudited)
Net asset value, beginning of period	$19.29		$12.73		$13.23	$17.26	$15.32		$13.53

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)A B	(0.36	)C	(0.30)	(0.06)	(0.09	)B	0.03
Net gains (losses) on investments (both realized and unrealized)	(0.56)		6.93		(0.20)	(2.49)	3.27		1.86

Total income (loss) from investment operations	(0.59)		6.57		(0.50)	(2.55)	3.18		1.89

Less distributions:
Dividends from net investment income	–		(0.01)		–	–	–		(0.10)
Distributions from net realized gains	(6.24)		–		–	(1.48)	(1.24)		–

Total distributions	(6.24)		(0.01)		–	(1.48)	(1.24)		(0.10)

Net asset value, end of period	$12.46		$19.29		$12.73	$13.23	$17.26		$15.32

Total returnD	(4.70	)%E	51.59%		(3.78)%	(13.97)%	21.55%		13.97%

Ratios and supplemental data:
Net assets, end of period	$1,697,885		$1,716,403		$1,509,950	$2,370,089	$3,286,562		$2,207,090
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.32	%F	2.30%		2.28%	2.29%	2.29%		2.47%
Expenses, net of reimbursements and/or recoupmentsG	2.02	%F	2.03	%H	2.04%	2.04%	2.05%		2.04%
Net investment (loss), before expense reimbursements and/or recoupments	(0.74	)%AF	(0.79	)%C	(0.57)%	(0.49)%	(0.78)%		(0.42)%
Net investment income (loss), net of reimbursements and/or recoupments	(0.44	)%AF	(0.52	)%C	(0.33)%	(0.24)%	(0.53)%		0.01%
Portfolio turnover rate	58	%E	104%		106%	93%	74%		77%

A	Net investment income includes significant dividend payments from PotlatchDeltic Corp. and RMR Group, Inc. amounting to $0.3381.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes significant dividend payment from Tredegar Corp. amounting to $0.0358.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
H	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

54

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56

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of each Fund’s portfolio holdings is also made available on the Funds’ website at www.americanbeaconfunds.com approximately 60 days after the end of each quarter for the Zebra Small Cap Equity Fund and 20 days after the end of each month for The London Company Income Equity Fund.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, which is available free of charge on the Fund’s website at www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon The London Company Income Equity Fund and American Beacon Zebra Small Cap Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 2/22

American Beacon®
FUNDS

2022 SEMI-ANNUAL REPORT

February 28, 2022

SIM HIGH YIELD OPPORTUNITIES FUND

SOUND POINT FLOATING RATE INCOME FUND

SIM_SPFR 0222

About American Beacon Advisors, Inc.

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, Inc., you can put the experience of a multi-billion dollar asset management firm to work for your company.

SIM HIGH YIELD OPPORTUNITIES FUND

Investing in high-yield securities (commonly referred to as “junk bonds”), including loans, restricted securities and floating rate securities, is subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in derivative instruments involves liquidity, credit, interest rate and market risks. Geopolitical and other events have led to market disruptions causing adverse changes in the value of investments broadly. Changes in value may be temporary or may last for extended periods. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

SOUND POINT FLOATING RATE INCOME FUND

Investing in high-yield securities (“commonly referred to as “junk bonds”), including loans, CLOs, restricted securities and floating rate securities, is subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. In addition, loans are subject to the risk that the Fund may not be able to obtain the collateral securing the loan in a timely manner, and the value of the collateral may not cover the amount owed on the loan. Geopolitical and other events have led to market disruptions causing adverse changes in the value of investments broadly. Changes in value may be temporary or may last for extended periods. The Fund’s incorporation of environmental, social and/or governance (ESG) considerations in its investment strategy may cause it to underperform funds that do not incorporate these considerations Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Advisors	February 28, 2022

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

As Warren E. Buffett, the “Oracle of Omaha” and billionaire chairman and CEO of Berkshire Hathaway, once said, “Someone’s sitting in the shade today because someone planted a tree a long time ago.”

That is to say, before we can enjoy the fruits of our labor, we must first devote our attention to the careful planning and cultivation of our estates. To achieve a strong yield requires time, diligence and patience – and there are no guarantees the seeds we plant today will thrive or result in a plentiful harvest. This can be said not only about the actions we undertake in our gardening or landscaping, but also those we initiate in our investment portfolios – especially as we take into account the potential for harm caused by natural disasters and other upheavals, such as the COVID-19 pandemic, Russia’s invasion of Ukraine, and rising inflation.

Because none of us – not even the Oracle of Omaha – has a crystal ball, to help give your investment portfolio the greatest chance for success over the long term, we encourage you to work with financial professionals to develop your personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to help manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand short-term crises. With continuous nurturing, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for continuing your financial journey with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

American Beacon SiM High Yield Opportunities FundSM

Performance Overview

February 28, 2022 (Unaudited)

The Investor Class of the American Beacon SiM High Yield Opportunities Fund (the “Fund”) returned (2.41)% for the six months ended February 28, 2022. The Fund outperformed the ICE BofA US High Yield Index (the “Index”) return of (2.96)% for the same period.

Total Returns for the Period ended February 28, 2022

	Ticker	6 months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,2,4)	SHOIX	(2.12)%	3.00%	6.48%	5.64%	6.66%
Y Class (1,2,4)	SHOYX	(2.13)%	2.99%	6.44%	5.57%	6.59%
Investor Class (1,2,4)	SHYPX	(2.41)%	2.63%	6.05%	5.25%	6.30%
A Class without sales charge (1,2,4)	SHOAX	(2.40)%	2.54%	6.04%	5.18%	6.21%
A Class with sales Charge (1,2,4)	SHOAX	(7.03)%	(2.33)%	4.32%	4.15%	5.69%
C Class without sales charge (1,2,4)	SHOCX	(2.72)%	1.81%	5.33%	4.49%	5.47%
C Class with sales charge (1,2,4)	SHOCX	(3.72)%	0.81%	5.33%	4.49%	5.47%

ICE BofA US High Yield Index (3)		(2.96)%	0.81%	5.06%	4.71%	5.79%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A Class shares have a maximum sales charge of 4.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

A portion of fees charged to the R5 Class of the Fund was waived from Fund inception through 2018, partially recovered in 2019 and waived since 2020. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect. A portion of fees charged to the Investor Class of the Fund was waived in 2011 and 2012, partially recovered in 2013, fully recovered in 2016 and waived since 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect. A portion of fees charged to the Y Class of the Fund was waived from 2011 through 2013, fully recovered in 2015 and waived in 2016 and since 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect. A portion of fees charged to the A and C Classes of the Fund was waived from 2011 through 2014, partially recovered in 2015, fully recovered in 2016 and waived since 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect.

3.

The ICE BofA US High Yield Index tracks the performance of U.S. dollar denominated, below-investment-grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below-investment-grade rating and an investment-grade rated country of risk. In addition, qualifying securities must have at least one-year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $100 million. Defaulted securities and securities eligible for the dividends-received deduction are excluded from the Index. One cannot directly invest in an index.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, and C Class shares were 0.82%, 0.89%, 1.16%, 1.14%, 1.87%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Issue selection within the Fund’s Energy and Transportation sectors contributed the most to relative performance. Conversely, the Fund’s issue selection within the Manufacturing sector somewhat detracted from the Fund’s relative returns.

From a sector allocation standpoint, an underweight to the Energy sector and overweight allocations to the Service and Consumer sectors detracted from relative performance. Conversely, an absence from the Telecom sector and an overweight allocation to the Transportation sector contributed positively to the Fund’s relative return.

From a credit quality selection perspective, the Fund’s relative performance was helped by issue selection within the Not-Rated and B-rated credit categories. Conversely, the Fund’s issue selection within the BB-rated and BBB-rated credit categories hurt relative returns.

American Beacon SiM High Yield Opportunities FundSM

Performance Overview

February 28, 2022 (Unaudited)

From a credit quality allocation standpoint, the Fund’s significant underweight allocation to the BB-rated credit category and absence from the CC-rated credit category contributed positively to the Fund’s relative performance. Conversely, the Fund’s underweight allocation to the CCC-rated credit category and overweight allocation to the BBB-rated credit category detracted from relative returns.

The sub-advisor’s investment process of identifying long-term secular themes and seeking out-of-favor sectors through bottom-up fundamental research remains in place.

Top Ten Holdings (% Net Assets)
Baytex Energy Corp., 8.750%, Due 4/1/2027		2.1
Greenfire Resources, Inc., 12.000%, Due 8/15/2025		2.1
Scorpio Tankers, Inc., 3.000%, Due 5/15/2025		2.0
CES Energy Solutions Corp., 6.375%, Due 10/21/2024		1.8
Boyd Gaming Corp., 4.750%, Due 6/15/2031		1.8
Station Casinos LLC, 4.500%, Due 2/15/2028		1.7
KBR, Inc., 4.750%, Due 9/30/2028		1.7
Prestige Brands, Inc., 3.750%, Due 4/1/2031		1.7
BWX Technologies, Inc., 4.125%, Due 4/15/2029		1.6
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029		1.6

Total Fund Holdings	86

Sector Allocation (% Investments)
Consumer, Non-Cyclical		33.7
Consumer, Cyclical		17.0
Industrial		16.9
Technology		12.6
Energy		12.5
Communications		3.4
Financial		3.6
Real Estate		0.3

Country Allocation (% Fixed Income)
United States		79.0
Canada		9.4
United Kingdom		4.3
Monaco		2.2
China/Hong Kong		1.7
Chile		1.5
Norway		1.1
Netherlands		0.8

American Beacon Sound Point Floating Rate Income FundSM

Performance Overview

February 28, 2022 (Unaudited)

The Investor Class of the American Beacon Sound Point Floating Rate Income Fund (the “Fund”) returned 0.25% for the six months ended February 28, 2022. The Fund underperformed the Credit Suisse Leveraged Loan Index (the “Index”) return of 1.22% for the same period.

Total Returns for the Period ended February 28, 2022

	Ticker	6 months*	1 Year	3 Years	5 Years	Since Inception 12/3/2012
R5 Class (1,2,6)	SPFLX	0.42%	3.51%	2.37%	3.05%	4.59%
Y Class (1,2,3,6)	SPFYX	0.39%	3.34%	2.26%	2.96%	4.51%
Investor Class (1,2,3,6)	SPFPX	0.25%	3.16%	1.99%	2.71%	4.34%
A Class without sales charge (1,2,3,6)	SOUAX	0.28%	3.22%	2.05%	2.71%	4.33%
A Class with sales Charge (1,2,3,6)	SOUAX	(2.24)%	0.61%	1.18%	2.19%	4.04%
C Class without sales charge (1,2,3,6)	SOUCX	(0.09)%	2.43%	1.27%	1.94%	3.81%
C Class with sales charge (1,2,3,6)	SOUCX	(1.09)%	1.43%	1.27%	1.94%	3.81%
SP Class (1,2,4,6)	SPFRX	0.23%	5.91%	2.88%	3.26%	4.62%

Credit Suisse Leveraged Loan Index (5)		1.22%	3.24%	4.04%	4.06%	4.28%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A Class shares have a maximum sales charge of 2.50%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

A portion of the fees charged to the R5 Class of the Fund was waived from Fund inception through 2017, partially recovered in 2018 and 2019 and waived since 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect. A portion of the fees charged to the Investor Class of the Fund was waived from Fund inception through 2016, fully recovered in 2017 and waived since 2021. Performance prior to waiving fees was lower than returns shown for periods when waivers were in effect. A portion of the fees charged to the Y Class of the Fund was waived from Fund inception through 2016, fully recovered in 2017 and waived since 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect. A portion of the fees charged to A and C Classes was waived from Fund inception through 2016, partially recovered in 2017 and 2018 and waived since 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect. A portion of fees charged to the SP Class of the Fund was waived from Fund inception through 2016, partially recovered from 2017 through 2019 and waived since 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect.

3.

Fund performance represents the returns achieved by the R5 Class from 12/3/12 up to 12/11/15, the inception date of the Y, Investor, A, and C Classes and the returns of each Class since its inception. Expenses of the R5 Class are lower than the other Classes. Therefore, total returns shown may be higher than they would have been had the Y, Investor, A, and C Classes been in existence since 12/3/12.

4.

Fund performance represents the returns achieved by the R5 Class from 12/3/12 up to 5/30/14, the inception date of the SP Class, and the returns of the SP Class since its inception. Expenses of the R5 Class are lower than the SP Class. Therefore, total returns shown may be higher than they would have been had the SP Class been in existence since 12/3/12.

5.	The Credit Suisse Leveraged Loan Index is an index designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. One cannot directly invest in an index.

6.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, C, and SP Class shares were 0.89%, 0.96%, 1.23%, 1.18%, 1.95%, and 1.18%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The period began in the low interest rate and narrow credit spread environment of late-2021, which encouraged investors to seek higher yields in a variety of market segments. Record amounts of stimulus from the Federal Reserve Bank (the “Fed”) and Congress supported greater risk tolerance, and the secured, floating-rate nature of bank loan obligations drew attention from investors. Strong demand from the collateralized loan obligation (CLO) market also provided a steady source of loan buyers. However, uncertainty following the unexpectedly hostile conflict in Ukraine caused investors to reduce risk tolerances near period end.

American Beacon Sound Point Floating Rate Income FundSM

Performance Overview

February 28, 2022 (Unaudited)

The Fund’s investments in medium-to-smaller sized companies with slightly lower average credit quality (and higher yields) generally performed well during the period. Issuers rated near or below single-B outperformed, while issuers rated double-B and higher underperformed. Likewise, smaller issuers in the Index, with under $1 billion outstanding, outperformed while larger issuers with over $1 billion outstanding lagged. Near period end, however, investors turned to the highest-quality, most-liquid issuers in the Index as volatility from the Ukraine-Russia war spread across markets. Despite the conflict, the Fed maintained its aggressive posture toward raising interest rates to slow growth and reduce inflation, which perpetuated demand for floating-rate investments.

Upward pressure on commodity prices during the period, furthered by sanctions on Russia, led to strong performance from the energy and basic materials sectors. The Fund’s long-standing avoidance of these highly leveraged and volatile sectors weighed on returns. By comparison, the Fund’s overweight positions in the more stable sectors, such as Media/Telecom and Technology, produced moderate results. Also weighing on the Fund’s performance was its residual cash balances, which lagged given strong returns from loans, and its fixed-rate high yield bonds, held for portfolio liquidity, which underperformed as interest rates rose.

A record new-issuance calendar during the period offered attractive entry points for several investments and allowed Sound Point to utilize the strength of its vigilant credit-underwriting process. The active market also created an efficient secondary trading environment for the Fund to sell overpriced positions. Additionally, given historic-low interest rates, the Fund maintained its allocation to loans with interest rate floors, which helped sustain its yield advantage relative to the Index.

Despite the unusual environment, the Fund sought to maintain a diversified portfolio of resilient issuers and avoided the more volatile sectors of the market. The Fund identified opportunity across the credit spectrum and concentrated on issuers with capacity to endure uncertainty as the strategy aimed to generate higher yield and lower volatility than the Index over a full market cycle.

Top Ten Holdings (% Net Assets)
Grab Holdings, Inc., 5.500%, Due 1/29/2026, Term Loan B, (6-mo. LIBOR + 4.500%)		1.1
Cirque Du Soleil, Inc.		1.1
Think & Learn Private Ltd., 6.250%, Due 11/5/2026, Term Loan B, (3-mo. LIBOR + 5.500%)		1.0
Solis IV BV, 4.000%, Due 2/26/2029, USD Term Loan B1, (3-mo. SOFR + 3.500%)		0.8
Mileage Plus Holdings LLC, 6.250%, Due 6/21/2027, 2020 Term Loan B, (3-mo. LIBOR + 5.250%)		0.8
United Airlines, Inc., 4.500%, Due 4/21/2028, 2021 Term Loan B, (3-mo. LIBOR + 3.750%)		0.8
WP CityMD Bidco LLC, 3.750%, Due 12/22/2028, 2021 1st Lien Term Loan B, (6 mo. LIBOR + 3.250%)		0.8
White Cap Buyer LLC, 4.250%, Due 10/19/2027, Term Loan B, (1-mo. SOFR + 3.750%)		0.8
Magenta Buyer LLC, 5.750%, Due 7/27/2028, 2021 USD 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)		0.8
Amynta Agency Borrower, Inc., 4.709%, Due 2/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)		0.8

Total Fund Holdings	380

Sector Weightings (% Investments)
Consumer, Non-Cyclical		22.0
Consumer, Cyclical		21.6
Technology		16.8
Communications		13.4
Industrial		10.2
Financial		6.4
Basic Materials		4.3
Energy		3.0
Consumer Discretionary		1.1
Government		0.4
Diversified		0.4
Consumer Cyclical		0.2
Financials		0.1
Utilities		0.1

American Beacon FundsSM

Expense Examples

February 28, 2022 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2021 through February 28, 2022

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

February 28, 2022 (Unaudited)

American Beacon SiM High Yield Opportunities Fund

	Beginning Account Value 9/1/2021	Ending Account Value 2/28/2022	Expenses Paid During Period 9/1/2021-2/28/2022*
R5 Class
Actual	$1,000.00	$978.80	$3.63
Hypothetical**	$1,000.00	$1,021.13	$3.71
Y Class
Actual	$1,000.00	$978.70	$3.68
Hypothetical**	$1,000.00	$1,021.08	$3.76
Investor Class
Actual	$1,000.00	$975.90	$5.39
Hypothetical**	$1,000.00	$1,019.34	$5.51
A Class
Actual	$1,000.00	$976.00	$5.24
Hypothetical**	$1,000.00	$1,019.49	$5.36
C Class
Actual	$1,000.00	$972.80	$8.85
Hypothetical**	$1,000.00	$1,015.82	$9.05

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.74%, 0.75%, 1.10%, 1.07%, and 1.81% for the R5, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Sound Point Floating Rate Income Fund

	Beginning Account Value 9/1/2021	Ending Account Value 2/28/2022	Expenses Paid During Period 9/1/2021-2/28/2022*
R5 Class
Actual	$1,000.00	$1,006.40	$4.08
Hypothetical**	$1,000.00	$1,020.73	$4.11
Y Class
Actual	$1,000.00	$1,006.10	$4.38
Hypothetical**	$1,000.00	$1,020.43	$4.41
Investor Class
Actual	$1,000.00	$1,004.70	$5.77
Hypothetical**	$1,000.00	$1,019.04	$5.81
A Class
Actual	$1,000.00	$1,005.00	$5.42
Hypothetical**	$1,000.00	$1,019.39	$5.46
C Class
Actual	$1,000.00	$1,001.20	$9.23
Hypothetical**	$1,000.00	$1,015.57	$9.30
SP Class
Actual	$1,000.00	$1,004.40	$5.37
Hypothetical**	$1,000.00	$1,019.44	$5.41

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.82%, 0.88%, 1.16%, 1.09%, 1.86%, and 1.08% for the R5, Y, Investor, A, C, and SP Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 4.10%

Energy - 3.80%

Oil, Gas & Consumable Fuels - 3.80%
Enterprise Products Partners LP	499,344	$12,193,981
Hess Midstream LP, Class A	272,480	8,708,461
Holly Energy Partners LP	367,710	6,111,340
Kinder Morgan, Inc.	404,321	7,035,185
Plains All American Pipeline LP	1,035,167	10,941,715

		44,990,682

Total Energy		44,990,682

Real Estate - 0.30%

Equity Real Estate Investment Trusts (REITs) - 0.30%
Farmland Partners, Inc.	299,245	3,492,189

Total Common Stocks (Cost $48,349,218)		48,482,871

CONVERTIBLE PREFERRED STOCKS - 0.30% (Cost $3,498,342)

Energy - 0.30%

Oil, Gas & Consumable Fuels – 0.30%
Blueknight Energy Partners LP, Series A, 11.000%A B	413,637	3,507,642

PREFERRED STOCKS - 0.55%

Financials - 0.55%

Mortgage Real Estate Investment Trusts (REITs) - 0.55%
Annaly Capital Management, Inc., Series F, 6.950%, (3-mo. USD LIBOR + 4.993%)B C	164,682	3,927,666
Annaly Capital Management, Inc., Series I, 6.750%, (3-mo. USD LIBOR + 4.989%)B C	105,809	2,566,926

Total Financials		6,494,592

Total Preferred Stocks (Cost $7,050,324)		6,494,592

	Principal Amount*

CORPORATE OBLIGATIONS - 71.73%

Communications - 3.37%

Advertising - 1.18%
Lamar Media Corp., 3.625%, Due 1/15/2031	$14,776,000	13,870,896

Internet - 1.31%
Go Daddy Operating Co. LLC / GD Finance Co., Inc.,
5.250%, Due 12/1/2027D	8,395,000	8,541,912
3.500%, Due 3/1/2029D	7,425,000	6,981,728

		15,523,640

Media - 0.88%
Townsquare Media, Inc., 6.875%, Due 2/1/2026D	10,215,000	10,419,300

Total Communications		39,813,836

Consumer, Cyclical - 13.89%

Entertainment - 5.88%
Caesars Entertainment, Inc., 4.625%, Due 10/15/2029D	19,502,000	18,554,105
Churchill Downs, Inc., 4.750%, Due 1/15/2028D	17,192,000	16,885,639
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029D	19,430,000	18,900,533
Six Flags Entertainment Corp., 5.500%, Due 4/15/2027D	15,040,000	15,168,366

		69,508,643

Household Products/Wares - 1.03%
CD&R Smokey Buyer, Inc., 6.750%, Due 7/15/2025D	11,775,000	12,157,688

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Principal Amount*	Fair Value

CORPORATE OBLIGATIONS - 71.73% (continued)

Consumer, Cyclical - 13.89% (continued)

Leisure Time - 1.09%
Carnival Corp., 6.650%, Due 1/15/2028	$13,230,000	$12,948,862

Lodging - 4.71%
Boyd Gaming Corp., 4.750%, Due 6/15/2031D	21,530,000	21,140,738
Marriott Ownership Resorts, Inc.,
4.750%, Due 1/15/2028	6,945,000	6,733,178
4.500%, Due 6/15/2029D	7,525,000	7,129,937
Station Casinos LLC, 4.500%, Due 2/15/2028D	21,520,000	20,686,100

		55,689,953

Retail - 1.18%
QVC, Inc., 5.950%, Due 3/15/2043	16,711,000	13,995,462

Total Consumer, Cyclical		164,300,608

Consumer, Non-Cyclical - 29.20%

Agriculture - 1.51%
Darling Ingredients, Inc., 5.250%, Due 4/15/2027D	10,140,000	10,318,059
Turning Point Brands, Inc., 5.625%, Due 2/15/2026D	7,725,000	7,531,875

		17,849,934

Commercial Services - 4.18%
AMN Healthcare, Inc., 4.625%, Due 10/1/2027D	18,463,000	18,278,370
Carriage Services, Inc., 4.250%, Due 5/15/2029D	14,595,000	13,773,301
TriNet Group, Inc., 3.500%, Due 3/1/2029D	18,460,000	17,365,876

		49,417,547

Food - 4.15%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, Due 1/15/2030D	12,959,000	13,380,168
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.625%, Due 3/1/2029D	19,130,000	17,720,884
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028	19,710,000	17,985,375

		49,086,427

Health Care - Products - 4.34%
Avantor Funding, Inc.,
4.625%, Due 7/15/2028D	10,970,000	11,134,550
3.875%, Due 11/1/2029D	7,247,000	6,973,860
Mozart Debt Merger Sub, Inc., 3.875%, Due 4/1/2029D	15,785,000	14,897,094
Teleflex, Inc., 4.250%, Due 6/1/2028D	18,572,000	18,339,850

		51,345,354

Health Care - Services - 10.86%
Acadia Healthcare Co., Inc., 5.500%, Due 7/1/2028D	18,738,000	18,831,690
Centene Corp., 3.000%, Due 10/15/2030	19,109,000	18,214,622
Charles River Laboratories International, Inc., 3.750%, Due 3/15/2029D	17,800,000	17,091,560
Encompass Health Corp., 4.750%, Due 2/1/2030	16,515,000	15,647,962
HCA, Inc., 3.500%, Due 9/1/2030	11,150,000	11,038,500
Select Medical Corp., 6.250%, Due 8/15/2026D	17,401,000	17,466,254
Syneos Health, Inc., 3.625%, Due 1/15/2029D	15,079,000	14,240,608
Tenet Healthcare Corp., 4.875%, Due 1/1/2026D	15,790,000	15,829,475

		128,360,671

Pharmaceuticals - 4.16%
Elanco Animal Health, Inc., 6.400%, Due 8/28/2028	16,965,000	18,327,289
Horizon Therapeutics USA, Inc., 5.500%, Due 8/1/2027D	10,661,000	10,860,894
Prestige Brands, Inc., 3.750%, Due 4/1/2031D	21,680,000	19,977,036

		49,165,219

Total Consumer, Non-Cyclical		345,225,152

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Principal Amount*	Fair Value

CORPORATE OBLIGATIONS - 71.73% (continued)

Financial - 1.85%

Diversified Financial Services - 1.85%
Encore Capital Group, Inc., 4.250%, Due 6/1/2028D	GBP 7,775,000	$9,626,312
PRA Group, Inc., 5.000%, Due 10/1/2029D	12,685,000	12,304,450

		21,930,762

Total Financial		21,930,762

Industrial - 11.05%

Aerospace/Defense - 1.60%
BWX Technologies, Inc., 4.125%, Due 4/15/2029D	19,533,000	18,947,010

Electronics - 1.56%
TTM Technologies, Inc., 4.000%, Due 3/1/2029D	19,946,000	18,400,185

Environmental Control - 1.24%
Stericycle, Inc., 3.875%, Due 1/15/2029D	15,781,000	14,696,056

Machinery - Diversified - 2.70%
JPW Industries Holding Corp., 9.000%, Due 10/1/2024D	18,595,000	19,152,850
Mueller Water Products, Inc., 4.000%, Due 6/15/2029D	13,342,000	12,739,742

		31,892,592

Packaging & Containers - 1.17%
TriMas Corp., 4.125%, Due 4/15/2029D	14,706,000	13,839,964

Transportation - 2.78%
Navios Maritime Holdings, Inc. / Navios Maritime Finance US, Inc., 11.250%, Due 8/15/2022D	14,657,000	14,605,701
Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 10.750%, Due 7/1/2025D	17,340,000	18,272,545

		32,878,246

Total Industrial		130,654,053

Technology - 12.37%

Computers - 5.96%
Booz Allen Hamilton, Inc., 3.875%, Due 9/1/2028D	17,806,000	17,429,047
KBR, Inc., 4.750%, Due 9/30/2028D	20,296,000	20,093,040
Leidos, Inc.,
7.125%, Due 7/1/2032	7,020,000	8,912,732
5.500%, Due 7/1/2033	8,771,000	9,878,339
Science Applications International Corp., 4.875%, Due 4/1/2028D	14,468,000	14,117,730

		70,430,888

Semiconductors - 4.24%
Entegris, Inc., 3.625%, Due 5/1/2029D	20,135,000	18,865,086
Qorvo, Inc., 3.375%, Due 4/1/2031D	18,327,000	17,205,021
Synaptics, Inc., 4.000%, Due 6/15/2029D	14,600,000	14,074,546

		50,144,653

Software - 2.17%
Black Knight InfoServ LLC, 3.625%, Due 9/1/2028D	13,715,000	12,994,962
Clarivate Science Holdings Corp., 3.875%, Due 7/1/2028D	13,425,000	12,686,625

		25,681,587

Total Technology		146,257,128

Total Corporate Obligations (Cost $878,158,269)		848,181,539

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Principal Amount*		Fair Value

CONVERTIBLE OBLIGATIONS - 1.76%

Consumer, Non-Cyclical - 0.30%

Food - 0.30%
Chefs’ Warehouse, Inc., 1.875%, Due 12/1/2024		$3,440,000	$3,627,050

Financial - 1.13%

Financial Services - 1.13%
EZCORP, Inc., 2.375%, Due 05/1/2025		15,085,000	13,327,598

Industrial - 0.33%

Transportation - 0.33%
Eagle Bulk Shipping, Inc., 5.000%, Due 08/1/2024		2,445,000	3,868,091

Total Convertible Obligations (Cost $19,134,667)			20,822,739

FOREIGN CONVERTIBLE OBLIGATIONS - 2.81%

Consumer, Non-Cyclical - 0.79%

Biotechnology - 0.79%
Pharming Group NV, 3.000%, Due 01/21/2025E		9,500,000	9,397,001

Industrial - 2.02%

Transportation - 2.02%
Scorpio Tankers, Inc., 3.000%, Due 05/15/2025D		22,780,000	23,854,597

Total Foreign Convertible Obligations (Cost $32,731,247)			33,251,598

FOREIGN CORPORATE OBLIGATIONS - 16.70%

Consumer, Cyclical - 2.72%

Entertainment - 2.72%
Ladbrokes Group Finance PLC, 5.125%, Due 9/8/2023E	GBP	11,200,000	15,287,738
William Hill Ltd., 4.750%, Due 5/1/2026E	GBP	12,502,000	16,931,102

			32,218,840

Total Consumer, Cyclical			32,218,840

Consumer, Non-Cyclical - 2.68%

Food - 1.42%
Nova Austral SA,
12.000%, Due 11/26/2026, Cash (2.000%) or PIK (in-kind rate 10.000%)A		13,768,589	2,547,189
12.000%, Due 11/26/2026, PIK (in-kind rate 12.000%)D E		23,657,810	14,194,686

			16,741,875

Pharmaceuticals - 1.26%
180 Medical, Inc., 3.875%, Due 10/15/2029D		15,550,000	14,928,000

Total Consumer, Non-Cyclical			31,669,875

Energy - 8.16%

Oil & Gas - 8.16%
Baytex Energy Corp., 8.750%, Due 4/1/2027D		23,115,000	24,777,315
CES Energy Solutions Corp., 6.375%, Due 10/21/2024D	CAD	26,125,000	21,178,255
Greenfire Resources, Inc., 12.000%, Due 8/15/2025D		23,111,000	24,613,215
OKEA ASA, 8.750%, Due 12/11/2024		11,100,000	11,746,820
Secure Energy Services, Inc., 7.250%, Due 12/30/2026	CAD	17,653,000	14,159,544

			96,475,149

Total Energy			96,475,149

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Principal Amount*	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 16.70% (continued)

Industrial - 3.14%

Environmental Control - 0.41%
Tervita Corp., 11.000%, Due 12/1/2025D	$4,282,000	$4,881,480

Machinery - Diversified - 1.19%
ATS Automation Tooling Systems, Inc., 4.125%, Due 12/15/2028D	14,535,000	14,008,106

Transportation - 1.54%
Euronav Luxembourg SA, 6.250%, Due 9/14/2026	18,150,000	18,214,251

Total Industrial		37,103,837

Total Foreign Corporate Obligations (Cost $197,993,871)		197,467,701

	Shares

SHORT-TERM INVESTMENTS - 1.44% (Cost $17,023,250)

Investment Companies - 1.44%
American Beacon U.S. Government Money Market Select Fund, 0.01%F G	17,023,250	17,023,250

TOTAL INVESTMENTS - 99.39% (Cost $1,203,939,188)		1,175,231,932
OTHER ASSETS, NET OF LIABILITIES - 0.61%		7,185,135

TOTAL NET ASSETS - 100.00%		$1,182,417,067

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

B A type of Preferred Stock that has no maturity date.

C Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on February 28, 2022.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $843,063,976 or 71.30% of net assets. The Fund has no right to demand registration of these securities.

E Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs – Real Estate Investment Trusts.

SOFR – Secured Overnight Financing Rate.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

Short Futures Contracts Open on February 28, 2022:

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
British Pound Currency	514	March 2022	$(42,672,864)	$(43,095,687)	$(422,823)
Canadian Dollar Currency	454	March 2022	(35,906,453)	(35,786,550)	119,903
Euro Currency	67	March 2022	(9,505,836)	(9,402,194)	103,642

			$(88,085,153)	$(88,284,431)	$(199,278)

Glossary:

Currency Abbreviations:
CAD	Canadian Dollar
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2022, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$48,482,871	$-	$-	$48,482,871
Convertible Preferred Stocks	-	3,507,642	-	3,507,642
Preferred Stocks	6,494,592	-	-	6,494,592
Corporate Obligations	-	848,181,539	-	848,181,539
Convertible Obligations	-	20,822,739	-	20,822,739
Foreign Convertible Obligations	-	33,251,598	-	33,251,598
Foreign Corporate Obligations	-	197,467,701	-	197,467,701
Short-Term Investments	17,023,250	-	-	17,023,250

Total Investments in Securities - Assets	$72,000,713	$1,103,231,219	$-	$1,175,231,932

Financial Derivative Instruments - Assets
Futures Contracts	$223,545	$-	$-	$223,545

Total Financial Derivative Instruments - Assets	$223,545	$-	$-	$223,545

Financial Derivative Instruments - Liabilities
Futures Contracts	$(422,823)	$-	$-	$(422,823)

Total Financial Derivative Instruments - Liabilities	$(422,823)	$-	$-	$(422,823)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2022, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2021	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 02/28/2022	Unrealized Appreciation (Depreciation) at Period End*
Common Stock	$1,257,261	$-	$782,475	$-	$-	$(474,786)	$-	$-	$-	$-
Convertible Obligations	13,613,887	-	12,277,899	15,239	-	(1,351,227)	-	-	-	-

	$14,871,148	$-	$13,060,374	$15,239	$-	$(1,826,013)	$-	$-	$-	$-

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 1.22%

Consumer Discretionary - 1.08%

Commercial Services & Supplies - 0.00%
Constellis Holdings LLCA	69,609	$6,126

Entertainment - 1.05%
Cirque Du Soleil, Inc.A	698,070	7,294,831
Deluxe EntertainmentA B C	102,794	-

		7,294,831

Specialty Retail - 0.03%
Riverbed Holdings, Inc.A	15,164	173,127

Total Consumer Discretionary		7,474,084

Energy - 0.00%

Oil, Gas & Consumable Fuels - 0.00%
Southcross Energy Partners LPA	533,359	26,668

Financials - 0.14%

Diversified Financial Services - 0.14%
Gee Acquisition Holdings Corp.A	94,492	944,920
RCS 2L EscrowA B C	667	-

		944,920

Total Financials		944,920

Information Technology - 0.00%

Communications Equipment - 0.00%
4L Technologies, Inc.A	140,935	7,047
Internap Corp.A	87,247	13,087

		20,134

Total Information Technology		20,134

Total Common Stocks (Cost $4,892,124)		8,465,806

WARRANTS - 0.19% (Cost $15,287)

Consumer Cyclical - 0.19%
CDS US Intermediate Holdings, Inc.A	485,314	1,294,333

PREFERRED STOCKS - 0.35% (Cost $2,070,155)

Energy - 0.35%

Oil, Gas & Consumable Fuels - 0.35%
Southcross Energy Partners LPA D	2,590,744	2,402,483

	Principal Amount

BANK LOAN OBLIGATIONSE - 90.33%

Basic Materials - 3.88%

Chemicals - 3.12%
Ascend Performance Materials Operations LLC, 5.500%, Due 8/27/2026, 2021 Term Loan B, (3-mo. LIBOR + 4.750%)	$1,467,415	1,463,482
ASP Unifrax Holdings, Inc., 3.974%, Due 12/12/2025, Term Loan B, (3-mo. LIBOR + 3.750%)	2,524,520	2,484,759
CPC Acquisition Corp., 4.500%, Due 12/29/2027, Term Loan, (3-mo. LIBOR + 3.750%)	1,095,720	1,057,370
Diamond (BC) BV, 3.500%, Due 9/29/2028, 2021 Term Loan B, (1-mo. LIBOR + 3.000%)	653,000	643,375
GEON Performance Solutions LLC, 5.500%, Due 8/18/2028, 2021 Term Loan, (3-mo. LIBOR + 4.750%)	277,305	275,747

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 90.33% (continued)

Basic Materials - 3.88% (continued)

Chemicals - 3.12% (continued)
Illuminate Buyer LLC, 3.709%, Due 6/30/2027, 2021 Term Loan, (1-mo. LIBOR + 3.500%)F	$4,395,580	$4,342,218
Lonza Group AG,
Due 7/3/2028, USD 1st Lien Term Loan BF	491,000	489,772
4.750%, Due 7/3/2028, USD Term Loan B, (6-mo. LIBOR + 4.000%)	1,133,305	1,125,156
LSF11 A5 Holdco LLC, 4.000%, Due 10/15/2028, Term Loan, (1-mo. SOFR + 3.750%)	1,304,000	1,287,700
LSF11 Skyscraper Holdco SARL, 4.250%, Due 9/29/2027, 2021 USD Term Loan B, (3-mo. LIBOR + 3.500%)	644,145	641,729
New Arclin US Holding Corp.,
4.250%, Due 9/30/2028, 2021 Term Loan, (1-mo. LIBOR + 3.750%)F	1,751,331	1,717,040
Due 10/2/2028, 2021 Delayed Draw Term LoanF G	255,669	250,663
PMHC II, Inc., Due 2/1/2029, 2022 Term Loan BF	2,227,000	2,191,747
SCIH Salt Holdings, Inc., 4.750%, Due 3/16/2027, 2021 Incremental Term Loan B, (6-mo. LIBOR + 4.000%)	2,073,098	2,039,410
Sparta US HoldCo LLC, 4.250%, Due 8/2/2028, 2021 Term Loan, (1-mo. LIBOR + 3.500%)	620,000	615,350
US Holdco Vad, Inc, Due 2/2/2029, 2022 Term LoanF	494,000	490,295
WR Grace & Co., 4.250%, Due 9/22/2028, 2021 Term Loan B, (3-mo. LIBOR + 3.750%)F	560,000	556,965

		21,672,778

Distribution/Wholesale - 0.05%
Caldic BV, Due 2/3/2029, 2022 USD Term Loan BF	318,000	314,687

Forest Products & Paper - 0.04%
Spa Holdings OY, 4.750%, Due 2/4/2028, USD Term Loan B, (3-mo. LIBOR + 4.000%)	278,898	277,503

Iron/Steel - 0.67%
Phoenix Services International LLC, 4.750%, Due 3/1/2025, Term Loan, (1-mo. LIBOR + 3.750%)	4,748,535	4,660,972

Total Basic Materials		26,925,940

Communications - 10.82%

Advertising - 2.03%
ABG Intermediate Holdings LLC,
4.000%, Due 9/27/2024, 2021 Term Loan B, (3-mo. LIBOR + 3.250%)	2,892,008	2,874,656
Due 12/8/2028, 2021 Delayed Draw Term Loan B2F	2,190,716	2,168,809
Due 12/8/2028, 2021 Delayed Draw Term Loan B3F	343,642	340,205
Due 12/21/2028, 2021 Term Loan B1F	343,642	340,205
CMG Media Corporation, Due 12/17/2026, 2021 Term LoanF	3,000,000	2,959,170
Dotdash Meredith, Inc, 4.500%, Due 12/1/2028, Term Loan B, (1-mo. SOFR + 4.000%)F	1,877,000	1,864,105
National CineMedia LLC, Due 6/20/2025, 2018 Term Loan BF	596,907	537,366
Polyconcept Investments BV, 5.500%, Due 8/16/2023, USD 2016 Term Loan B, (6-mo. LIBOR + 4.500%)	2,629,605	2,607,701
Red Ventures LLC, 4.250%, Due 11/8/2024, 2020 Term Loan B, (1-mo. LIBOR + 3.500%)	394,020	392,377

		14,084,594

Internet - 1.90%
CNT Holdings Corp.,
4.250%, Due 11/8/2027, 2020 Term Loan, (6-mo. LIBOR + 3.500%)	1,010,365	1,004,333
7.500%, Due 11/6/2028, 2020 2nd Lien Term Loan, (6-mo. LIBOR + 6.750%)	1,168,000	1,160,700
Endure Digital, Inc., 4.250%, Due 2/10/2028, Term Loan, (3-mo. LIBOR + 3.500%)	1,140,270	1,097,510
Hunter Holdco Ltd., 4.750%, Due 8/19/2028, USD Term Loan B, (3-mo. LIBOR + 4.250%)	2,976,028	2,961,147
I-Logic Technologies Bidco Ltd., 4.500%, Due 2/16/2028, 2021 USD Term Loan B, (3-mo. LIBOR + 4.000%)	469,219	465,995
Internap Corp., 5.500%, Due 5/8/2025, 2020 Second Out Term Loan, PIK (in-kind rate 3.500%)	430,625	219,619
ION Trading Finance Ltd., 4.974%, Due 4/3/2028, 2021 USD Term Loan, (3-mo. LIBOR + 4.750%)	2,629,785	2,615,006
Shutterfly, Inc., 5.750%, Due 9/25/2026, 2021 Term Loan, (3-mo. LIBOR + 5.000%)	3,877,830	3,673,042

		13,197,352

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 90.33% (continued)

Communications - 10.82% (continued)

Media - 3.35%
Cengage Learning, Inc., 5.750%, Due 7/14/2026, 2021 Term Loan B, (6-mo. LIBOR + 4.750%)	$3,240,878	$3,232,775
Diamond Sports Group LLC,
Due 5/26/2026, 2022 First Priority Term LoanF	700,091	651,085
5.500%, Due 8/24/2026, Term Loan, (1-mo. PRIME + 2.250%)	918,824	340,884
GEE Holdings LLC,
9.000%, Due 3/24/2025, 2021 Exit Term Loan, (3-mo. LIBOR + 8.000%)	2,192,511	2,093,848
2.500%, Due 3/23/2026, 2021 2nd Lien Takeback Term Loan, PIK (in-kind rate 6.750%)	1,690,620	1,352,496
McGraw-Hill Global Education Holdings LLC, 5.250%, Due 7/28/2028, 2021 Term Loan, (1-mo. LIBOR + 4.750%, 3-mo. LIBOR + 4.750%, 6-mo. LIBOR + 4.750%)	1,915,188	1,896,036
NEP Group, Inc., 6.250%, Due 10/20/2025, Incremental Term Loan B, (3-mo. PRIME + 3.000%)	1,557,000	1,537,538
NEP/NCP Holdco, Inc., 3.459%, Due 10/20/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	4,796,684	4,639,065
Sinclair Television Group Inc., 3.210%, Due 4/1/2028, 2021 Term Loan B3, (1-mo. LIBOR + 3.000%)	3,000,000	2,891,250
Springer Nature Deutschland GmbH, 3.750%, Due 8/14/2026, 2021 USD Term Loan B18, (6-mo. LIBOR + 3.000%)	1,822,452	1,813,340
Univision Communications, Inc.,
4.000%, Due 3/15/2026, 2021 First Lien Term Loan B, (1-mo. LIBOR + 3.250%)	1,953,987	1,938,511
4.000%, Due 1/31/2029, 2022 Term Loan B, (1-mo. LIBOR + 3.250%)	874,000	864,849

		23,251,677

Telecommunications - 3.54%
CCI Buyer, Inc., 4.750%, Due 12/17/2027, Term Loan, (3-mo. LIBOR + 4.000%)	689,788	681,814
Connect Finco SARL, 4.500%, Due 12/11/2026, 2021 Term Loan B, (1-mo. LIBOR + 3.500%)	2,462,406	2,428,548
Crown Subsea Communications Holding, Inc., 5.500%, Due 4/27/2027, 2021 Term Loan, (1-mo. LIBOR + 4.750%)	1,063,418	1,062,535
Gigamon, Inc., 4.250%, Due 12/27/2024, 1st Lien Term Loan, (6-mo. LIBOR + 3.750%)	1,477,289	1,471,749
GoTo Group, Inc., 4.887%, Due 8/31/2027, Term Loan B, (1-mo. LIBOR + 4.750%)	3,542,020	3,478,051
Intelsat Jackson Holdings SA,
8.625%, Due 1/2/2024, 2017 Term Loan B5H	1,793	1,766
8.750%, Due 1/2/2024, 2017 Term Loan B4, (3-mo. PRIME + 5.500%)	2,644	2,603
Due 2/1/2029, 2021 Exit Term Loan BF	1,321,000	1,300,776
Intrado Corp., 5.000%, Due 10/10/2024, 2017 Term Loan, (3-mo. LIBOR + 4.000%)	3,000,476	2,672,674
Maxar Technologies Ltd., 2.960%, Due 10/4/2024, Term Loan B, (1 Week LIBOR + 2.750%)	3,258,111	3,213,898
MLN US HoldCo LLC,
4.742%, Due 11/30/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	2,321,517	2,245,348
8.992%, Due 11/30/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	2,065,000	1,889,805
Telesat Canada, 2.960%, Due 12/7/2026, 2019 Term Loan B5, (2-mo. LIBOR + 2.750%)	1,936,000	1,378,664
US Telepacific Corp., 7.250%, Due 5/2/2023, 2017 Term Loan B, (3-mo. LIBOR + 6.250%)	1,656,039	1,178,553
West Corp., 4.500%, Due 10/10/2024, 2018 Term Loan B1, (3-mo. LIBOR + 3.500%)	1,811,790	1,604,195

		24,610,979

Total Communications		75,144,602

Consumer, Cyclical - 19.85%

Airlines - 3.04%
Air Canada, 4.250%, Due 8/11/2028, 2021 Term Loan B, (6-mo. LIBOR + 3.500%)	5,096,000	5,059,615
American Airlines, Inc., 1.959%, Due 6/27/2025, 2018 Term Loan B, (1-mo. LIBOR + 1.750%)	1,435,204	1,373,533
Mileage Plus Holdings LLC, 6.250%, Due 6/21/2027, 2020 Term Loan B, (3-mo. LIBOR + 5.250%)	5,523,000	5,762,588
SkyMiles IP Ltd., 4.750%, Due 10/20/2027, 2020 Skymiles Term Loan B, (3-mo. LIBOR + 3.750%)	3,006,000	3,139,015
United Airlines, Inc., 4.500%, Due 4/21/2028, 2021 Term Loan B, (3-mo. LIBOR + 3.750%)	5,784,181	5,745,600

		21,080,351

Apparel - 0.56%
Champ Acquisition Corp., 5.658%, Due 12/19/2025, Term Loan, (3-mo. LIBOR + 5.500%, 6-mo. LIBOR + 5.500%)	921,586	912,371
Crocs, Inc., 4.199%, Due 1/26/2029, Term Loan B, (3-mo. SOFR + 3.500%)	1,086,000	1,072,425
S&S Holdings LLC, 5.500%, Due 3/11/2028, Term Loan, (3-mo. LIBOR + 5.000%)	1,921,874	1,902,655

		3,887,451

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 90.33% (continued)

Consumer, Cyclical - 19.85% (continued)

Auto Manufacturers - 0.01%
OEConnection LLC, 4.209%, Due 9/25/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.000%)F	$73,853	$72,561

Auto Parts & Equipment - 1.45%
Autokiniton US Holdings, Inc., 5.000%, Due 4/6/2028, 2021 Term Loan B, (3-mo. LIBOR + 4.500%)	1,744,235	1,730,717
Clarios Global LP, 3.459%, Due 4/30/2026, 2021 USD Term Loan B, (1-mo. LIBOR + 3.250%)	3,000,000	2,966,250
Holley Purchaser, Inc.,
4.500%, Due 11/17/2028, 2021 Delayed Draw Term Loan, (3-mo. LIBOR + 3.750%)F G	136,755	135,500
4.500%, Due 11/17/2028, 2021 Term Loan, (3-mo. LIBOR + 3.750%)	819,090	811,579
IXS Holdings, Inc., 5.000%, Due 3/5/2027, 2020 Term Loan B, (3-mo. LIBOR + 4.250%)	1,418,093	1,333,007
Wheel Pros LLC, 5.250%, Due 5/11/2028, 2021 Term Loan, (1-mo. LIBOR + 4.500%)	3,105,218	3,067,707

		10,044,760

Distribution/Wholesale - 0.98%
19th Holdings Golf LLC, 3.750%, Due 2/7/2029, 2022 Term Loan B, (3-mo. SOFR + 3.250%)	1,218,000	1,202,775
BCPE Empire Holdings, Inc.,
4.209%, Due 6/11/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.000%)	2,534,265	2,504,969
4.500%, Due 6/11/2026, 2021 Term Loan, (1-mo. LIBOR + 4.000%)	651,000	644,490
DEI Sales, Inc., 6.250%, Due 4/28/2028, 2021 Term Loan B, (1-mo. LIBOR + 5.500%)	365,556	363,728
Fluid-Flow Products, Inc., 4.250%, Due 3/31/2028, Term Loan, (3-mo. LIBOR + 3.750%)	1,659,688	1,643,091
Gloves Buyer, Inc., 4.750%, Due 12/29/2027, 2021 Term Loan, (1-mo. LIBOR + 4.000%)	422,805	418,577

		6,777,630

Entertainment - 3.32%
Allen Media LLC, 5.724%, Due 2/10/2027, 2021 Term Loan B, (3-mo. LIBOR + 5.500%)	2,188,536	2,175,317
AP Core Holdings LLC,
6.250%, Due 9/1/2027, Amortization Term Loan B1, (1-mo. LIBOR + 5.500%)	2,756,900	2,743,115
6.250%, Due 9/1/2027, High-Yield Term Loan B2, (1-mo. LIBOR + 5.500%)	3,502,000	3,488,867
CDS US Intermediate Holdings, Inc.,
7.000%, Due 11/24/2025, 2020 First Lien Term Loan, (3-mo. LIBOR + 6.000%)	2,101,007	2,093,927
7.000%, Due 11/24/2027, 2020 2nd Lien Term Loan, PIK (in-kind rate 7.000%)	1,989,637	1,977,957
Crown Finance US, Inc., 3.500%, Due 2/28/2025, 2018 USD Term Loan, (3-mo. LIBOR + 2.500%)	3,098,235	2,391,311
Deluxe Entertainment Services Group, Inc.,
6.000%, Due 3/25/2024, 2019 1st Lien Term Loan, PIK (in-kind rate 1.500%)B C	96,439	30,195
2.500%, Due 9/25/2024, 2019 2nd Lien Term Loan, PIK (in-kind rate 2.500%)B C	1,063,927	-
Enterprise Development Authority, 5.000%, Due 2/28/2028, Term Loan B, (1-mo. LIBOR + 4.250%)	283,938	282,697
Herschend Entertainment Co. LLC, 4.250%, Due 8/27/2028, 2021 Term Loan, (1-mo. LIBOR + 3.750%)	457,853	454,707
Motion Finco SARL,
3.474%, Due 11/12/2026, Term Loan B2, (1 mo. LIBOR + 3.250%)	249,548	244,779
3.474%, Due 11/12/2026, USD Term Loan B1, (1 mo. LIBOR + 3.250%)	1,750,452	1,717,001
Raptor Acquisition Corp., 4.750%, Due 11/1/2026, 2021 Term Loan, (3-mo. LIBOR + 4.000%)	238,000	237,108
SMG US Midco, Inc., 2.709%, Due 1/23/2025, 2020 Term Loan, (1-mo. LIBOR + 2.500%, 3-mo. LIBOR + 2.500%)	3,793,128	3,655,628
Sweetwater Borrower LLC, 5.500%, Due 8/7/2028, Term Loan B, (1-mo. LIBOR + 4.750%)	1,575,334	1,559,580

		23,052,189

Home Furnishings - 0.88%
AI Aqua Merger Sub, Inc.,
Due 7/31/2028, 2022 Delayed Draw Term loanF	216,481	214,678
Due 7/31/2028, 2022 Term Loan BF	1,169,000	1,159,262
Mattress Firm, Inc., 5.000%, Due 9/25/2028, 2021 Term Loan B, (3-mo. LIBOR + 4.250%)	4,203,465	4,160,128
Weber-Stephen Products LLC, Due 10/30/2027, 2022 Incremental Term Loan BF	593,000	584,105

		6,118,173

Household Products/Wares - 0.13%
Springs Windows Fashions LLC, 4.750%, Due 10/6/2028, 2021 Term Loan B, (1-mo. LIBOR + 4.000%)	931,000	903,070

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 90.33% (continued)

Consumer, Cyclical - 19.85% (continued)

Leisure Time - 1.89%
Callaway Golf Co., 4.709%, Due 1/2/2026, Term Loan B, (1-mo. LIBOR + 4.500%)	$1,269,585	$1,266,805
Carnival Corp.,
3.750%, Due 6/30/2025, USD Term Loan B, (3-mo. LIBOR + 3.000%)	2,000,000	1,972,000
4.000%, Due 10/18/2028, 2021 Incremental Term Loan B, (6-mo. LIBOR + 3.250%)	953,000	941,087
City Football Group Ltd., 4.000%, Due 7/21/2028, Term Loan, (6-mo. LIBOR + 3.500%)	760,000	747,650
MajorDrive Holdings LLC, 4.563%, Due 5/12/2028, Term Loan B, (3-mo. LIBOR + 4.000%)	454,715	450,927
SRAM LLC, 3.250%, Due 5/18/2028, 2021 Term Loan B, (3-mo. LIBOR + 2.750%, 6-mo. LIBOR + 2.750%)	1,729,800	1,716,100
TopGolf International, Inc., 7.000%, Due 2/9/2026, Term Loan B, (3-mo. LIBOR + 6.250%)	3,890,000	3,932,946
United PF Holdings LLC, 4.224%, Due 12/30/2026, 2019 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	2,219,612	2,128,985

		13,156,500

Lodging - 0.10%
Fertitta Entertainment LLC, 4.500%, Due 1/27/2029, 2022 Term Loan B, (1-mo. SOFR + 4.000%)	676,000	672,390

Retail - 7.16%
At Home Group, Inc., 4.750%, Due 7/24/2028, Term Loan B, (3-mo. LIBOR + 4.250%)	3,032,400	2,940,154
BDF Acquisition Corp., 6.250%, Due 8/14/2023, 1st Lien Term Loan, (1-mo. LIBOR + 5.250%)	1,435,600	1,412,271
CWGS Group LLC, 3.250%, Due 6/3/2028, 2021 Term Loan B, (1-mo. LIBOR + 2.500%)	532,658	523,779
Empire Today LLC, 5.750%, Due 4/3/2028, 2021 Term Loan B, (6-mo. LIBOR + 5.000%)	1,194,000	1,147,732
Flynn Restaurant Group LP, 4.750%, Due 12/1/2028, 2021 Term Loan B, (1-mo. LIBOR + 4.250%)	1,409,000	1,392,444
Fogo De Chao, Inc., 5.250%, Due 4/7/2025, 2018 Add On Term Loan, (1-mo. LIBOR + 4.250%)	1,037,031	1,019,536
Foundation Building Materials Holding Co. LLC, 3.750%, Due 2/3/2028, 2021 Term Loan, (1-mo. LIBOR + 3.250%, 3-mo. LIBOR + 3.250%)	1,075,595	1,053,631
Great Outdoors Group LLC, 4.500%, Due 3/6/2028, 2021 Term Loan B1, (3-mo. LIBOR + 3.750%)	3,487,284	3,466,360
Harbor Freight Tools USA, Inc., 3.250%, Due 10/19/2027, 2021 Term Loan B, (1-mo. LIBOR + 2.750%)	1,622,358	1,594,697
Jo-Ann Stores, Inc., 5.500%, Due 7/7/2028, 2021 Term Loan B1, (3-mo. LIBOR + 4.750%)	3,145,195	2,961,201
Kodiak Building Partners, Inc., 4.000%, Due 3/12/2028, Term Loan B, (3-mo. LIBOR + 3.250%)	2,773,589	2,733,372
LBM Acquisition LLC, Due 12/17/2027, Term Loan BF	3,903,245	3,837,398
Les Schwab Tire Centers, 4.000%, Due 11/2/2027, Term Loan B, (6-mo. LIBOR + 3.250%)	2,718,495	2,690,168
Medical Solutions Holdings, Inc.,
Due 11/1/2028, 2021 Delayed Draw Term LoanF G	442,080	437,770
4.000%, Due 11/1/2028, 2021 First Lien Term Loan, (6-mo. LIBOR + 3.500%)F	2,320,920	2,298,291
Michaels Cos., Inc., 5.000%, Due 4/15/2028, 2021 Term Loan B, (3-mo. LIBOR + 4.250%)	2,878,535	2,670,647
NPC International, Inc., 5.750%, Due 4/19/2024, 1st Lien Term Loan, (12-mo. LIBOR + 2.500%)B C	964,468	288,087
Park River Holdings, Inc., 4.000%, Due 12/28/2027, Term Loan, (3-mo. LIBOR + 3.250%)	387,074	380,509
PetSmart, Inc., 4.500%, Due 2/11/2028, 2021 Term Loan B, (6-mo. LIBOR + 3.750%)	460,685	458,096
Rising Tide Holdings, Inc., 5.500%, Due 6/1/2028, Term Loan, (1-mo. LIBOR + 4.750%)F	2,378,585	2,329,039
RVR Dealership Holdings LLC, 4.500%, Due 2/8/2028, Term Loan B, (3-mo. LIBOR + 3.750%)	491,798	483,502
Serta Simmons Bedding LLC, 8.500%, Due 8/10/2023, 2020 Super Priority Second Out Term Loan, (1-mo. LIBOR + 7.500%)	4,898,705	4,699,083
SP PF Buyer LLC, 4.709%, Due 12/22/2025, Term Loan, (1-mo. LIBOR + 4.500%)	2,886,345	2,762,463
Whatabrands LLC, 3.750%, Due 8/3/2028, 2021 Term Loan B, (1-mo. LIBOR + 3.250%)	465,000	458,783
White Cap Buyer LLC, 4.250%, Due 10/19/2027, Term Loan B, (1-mo. SOFR + 3.750%)F	5,763,212	5,702,872

		49,741,885

Textiles - 0.33%
Runner Buyer, Inc., 6.250%, Due 10/20/2028, 2021 Term Loan B, (3-mo. LIBOR + 5.500%)F	2,395,000	2,323,150

Total Consumer, Cyclical		137,830,110

Consumer, Non-Cyclical - 20.39%

Beverages - 0.80%
City Brewing Co. LLC, 4.250%, Due 4/5/2028, Closing Date Term Loan, (3-mo. LIBOR + 3.500%)	865,830	816,045

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 90.33% (continued)

Consumer, Non-Cyclical - 20.39% (continued)

Beverages - 0.80% (continued)
Naked Juice LLC,
Due 1/24/2029, Delayed Draw Term LoanF	$103,036	$102,071
Due 1/24/2029, Term LoanF	1,785,964	1,769,229
Triton Water Holdings, Inc., 4.000%, Due 3/31/2028, Term Loan, (3-mo. LIBOR + 3.500%)	2,925,415	2,850,641

		5,537,986

Commercial Services - 6.90%
Adtalem Global Education, Inc., 5.250%, Due 8/12/2028, 2021 Term Loan B, (1-mo. LIBOR + 4.500%)F	4,567,340	4,516,917
AEA International Holdings SARL, 4.250%, Due 9/7/2028, Term Loan B, (3-mo. LIBOR + 3.750%)	702,000	699,367
Albion Financing SARL, 5.750%, Due 8/17/2026, USD Term Loan, (3-mo. LIBOR + 5.250%)F	2,586,000	2,561,769
AlixPartners LLP, 3.250%, Due 2/4/2028, 2021 USD Term Loan B, (1-mo. LIBOR + 2.750%)	1,021,283	1,009,313
Allied Universal Holdco LLC, 4.250%, Due 5/12/2028, 2021 USD Incremental Term Loan B, (3-mo. LIBOR + 3.750%)F	3,337,648	3,289,819
Amentum Government Services Holdings LLC,
3.709%, Due 1/29/2027, Term Loan B, (1-mo. LIBOR + 3.500%)	2,608,280	2,583,293
4.500%, Due 2/15/2029, 2022 Term Loan, (3-mo. SOFR + 4.000%)	2,154,000	2,136,510
Ankura Consulting Group LLC, 5.250%, Due 3/17/2028, Term Loan, (1-mo. LIBOR + 4.500%)	372,130	371,200
APX Group, Inc., 4.000%, Due 7/10/2028, 2021 Term Loan B, (1-mo. LIBOR + 3.500%, 3-mo. PRIME + 2.500%)	2,223,428	2,206,396
AVSC Holding Corp., 4.250%, Due 3/3/2025, 2020 Term Loan B1, (3-mo. LIBOR + 3.250%)F	1,336,528	1,232,199
CCRR Parent, Inc., 4.500%, Due 3/6/2028, Term Loan B, (3-mo. LIBOR + 3.750%)	458,535	455,669
CHG Healthcare Services, Inc., 4.000%, Due 9/29/2028, 2021 Term Loan, (3-mo. LIBOR + 3.500%)	1,300,740	1,289,801
Cimpress Public Ltd. Co., 4.000%, Due 5/17/2028, USD Term Loan B, (1-mo. LIBOR + 3.500%)	911,420	904,584
Comet Bidco Ltd., 6.000%, Due 9/30/2024, 2018 USD Term Loan B, (6-mo. LIBOR + 5.000%)	800,041	749,910
CoreLogic, Inc., 4.000%, Due 6/2/2028, Term Loan, (1-mo. LIBOR + 3.500%)	4,072,793	4,016,792
Employbridge LLC, 5.500%, Due 7/14/2028, 2021 Term Loan B, (3-mo. LIBOR + 4.750%)	696,255	687,928
Hertz Corp.,
3.750%, Due 6/30/2028, 2021 Term Loan B, (1-mo. LIBOR + 3.250%)	1,584,851	1,576,737
3.750%, Due 6/30/2028, 2021 Term Loan C, (1-mo. LIBOR + 3.250%)	300,184	298,648
Indy US Bidco LLC, 3.959%, Due 3/5/2028, 2021 USD Term Loan, (1-mo. LIBOR + 3.750%)	930,977	923,994
Inmar Holdings, Inc., 5.000%, Due 5/1/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	3,400,439	3,370,685
Kingpin Intermediate Holdings LLC, 4.500%, Due 7/3/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	1,145,284	1,137,839
Mavis Tire Express Services Corp., 4.750%, Due 5/4/2028, 2021 Term Loan B, (1-mo. LIBOR + 4.000%)	1,592,970	1,584,017
New Constellis Borrower LLC,
8.500%, Due 3/27/2024, 2020 Term Loan, (1-mo. LIBOR + 7.500%)	1,316,330	1,211,023
12.000%, Due 3/27/2025, 2020 2nd Lien Term Loan, PIK (in-kind rate 11.000%)	911,135	397,710
PECF USS Intermediate Holding Corp., 4.750%, Due 12/15/2028, Term Loan B, (1-mo. LIBOR + 4.250%)	2,345,000	2,330,719
Pre-Paid Legal Services, Inc., 4.250%, Due 12/15/2028, 2021 Term Loan, (3-mo. LIBOR + 3.750%)	1,194,000	1,183,254
Sabre GLBL, Inc.,
4.000%, Due 12/17/2027, 2021 Term Loan B1, (1-mo. LIBOR + 3.500%)	1,338,271	1,318,532
4.000%, Due 12/17/2027, 2021 Term Loan B2, (1-mo. LIBOR + 3.500%)	2,133,284	2,101,818
Travelport Finance SARL,
7.250%, Due 2/28/2025, 2020 Super Priority Term Loan, PIK (in-kind rate 6.500%)	184,754	189,526
1.750%, Due 5/29/2026, 2021 Consented Term Loan, PIK (in-kind rate 1.750%)	1,687,734	1,379,722
Vaco Holdings LLC, 5.750%, Due 1/21/2029, 2022 Term Loan, (1-mo. SOFR + 5.000%)	192,000	190,560

		47,906,251

Cosmetics/Personal Care - 1.11%
Conair Holdings LLC, 4.250%, Due 5/17/2028, Term Loan B, (3-mo. LIBOR + 3.750%)	1,841,385	1,819,896
Journey Personal Care Corp., 5.000%, Due 3/1/2028, 2021 Term Loan B, (3-mo. LIBOR + 4.250%)	4,145,170	3,937,912
kdc/one Development Corp., Inc., 3.959%, Due 12/22/2025, 2020 Term Loan B, (1-mo. LIBOR + 3.750%)	1,994,859	1,938,344

		7,696,152

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 90.33% (continued)

Consumer, Non-Cyclical - 20.39% (continued)

Food - 1.85%
Dhanani Group, Inc., 5.959%, Due 7/20/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	$2,780,859	$2,697,433
H Food Holdings LLC, 3.896%, Due 5/23/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.688%)	3,055,091	2,964,080
Primary Products Finance LLC, Due 10/25/2028, Term LoanF	740,000	740,925
Quirch Foods Holdings, LLC, 5.500%, Due 10/27/2027, 2021 Term Loan, (3 mo. LIBOR + 4.500%)F	1,718,174	1,713,878
Shearer’s Foods, Inc., 4.250%, Due 9/23/2027, 2021 Term Loan, (1-mo. LIBOR + 3.500%)	1,975,050	1,904,067
Snacking Investments Bidco Pty Ltd., 5.000%, Due 12/18/2026, USD Term Loan, (1-mo. LIBOR + 4.000%)	2,811,620	2,808,105

		12,828,488

Health Care - Products - 0.96%
Lifescan Global Corp., 6.214%, Due 10/1/2024, 2018 1st Lien Term Loan, (3-mo. LIBOR + 6.000%)	3,768,757	3,699,035
Medline Borrower LP, 3.750%, Due 10/23/2028, USD Term Loan B, (1-mo. LIBOR + 3.250%)	2,987,000	2,955,726

		6,654,761

Health Care - Services - 6.31%
Accelerated Health Systems LLC, 5.160%, Due 2/15/2029, 2022 Term Loan B, (3-mo. SOFR + 4.500%)	623,000	618,589
ADMI Corp., 4.000%, Due 12/23/2027, 2021 Incremental Term Loan B3, (1-mo. LIBOR + 3.500%)	681,293	675,617
AHP Health Partners, Inc., 4.000%, Due 8/24/2028, 2021 Term Loan B, (1-mo. LIBOR + 3.500%)	694,260	689,706
Cambrex Corp., 4.250%, Due 12/4/2026, 2021 Term Loan, (1-mo. LIBOR + 3.500%)	1,268,190	1,263,701
Cano Health LLC, 4.507%, Due 11/23/2027, 2022 Term Loan, (6-mo. SOFR + 4.000%)	3,231,494	3,192,458
Compassus Intermediate, Inc., 5.000%, Due 12/31/2026, 2021 Term Loan, (3-mo. LIBOR + 4.250%)	3,213,364	3,159,154
Da Vinci Purchaser Corp., 5.000%, Due 1/8/2027, 2019 Term Loan, (3-mo. LIBOR + 4.000%)	2,524,555	2,510,367
Envision Healthcare Corp., 3.959%, Due 10/10/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	2,086,823	1,513,114
Global Medical Response, Inc.,
5.250%, Due 3/14/2025, 2017 Incremental Term Loan, (6-mo. LIBOR + 4.250%)	1,549,011	1,540,166
5.250%, Due 10/2/2025, 2020 Term Loan B, (3-mo. LIBOR + 4.250%)	990,000	984,060
Heartland Dental LLC, 4.162%, Due 4/30/2025, 2021 Incremental Term Loan, (1-mo. LIBOR + 4.000%)	793,015	786,409
ICON Luxembourg SARL, 2.750%, Due 7/3/2028, LUX Term Loan, (3-mo. LIBOR + 2.250%)	1,884,990	1,862,107
National Mentor Holdings, Inc.,
Due 3/2/2028, 2021 Delayed Draw Term LoanF G	91,018	89,072
4.500%, Due 3/2/2028, 2021 Term Loan, (1-mo. LIBOR + 3.750%, 3-mo. LIBOR + 3.750%)	1,951,307	1,909,568
4.500%, Due 3/2/2028, 2021 Term Loan C, (3-mo. LIBOR + 3.750%)	61,749	60,428
Pacific Dental Services LLC, 4.000%, Due 5/5/2028, 2021 Term Loan, (1-mo. LIBOR + 3.250%)	816,895	812,810
Parexel International Corp., 4.000%, Due 11/15/2028, 2021 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	1,873,000	1,856,611
Pediatric Associates Holding Co. LLC,
3.750%, Due 12/29/2028, 2021 Term Loan B, (3-mo. LIBOR + 3.250%)	563,605	558,674
3.750%, Due 12/29/2028, 2022 Delayed Draw Term loan, (3-mo. LIBOR + 3.250%)	85,395	84,648
RegionalCare Hospital Partners Holdings, Inc., 3.959%, Due 11/16/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	4,910,000	4,851,718
Upstream Rehabilition, Inc., 4.587%, Due 11/20/2026, 2021 Term Loan, (1-mo. SOFR + 4.250%)	628,840	624,124
US Anesthesia Partners, Inc., 4.750%, Due 10/1/2028, 2021 Term Loan, (6-mo. LIBOR + 4.250%)F	2,721,193	2,686,171
US Radiology Specialists, Inc., 5.750%, Due 12/15/2027, 2020 Term Loan, (2-mo. LIBOR + 5.250%)	453,000	449,793
US Renal Care, Inc.,
5.209%, Due 6/26/2026, 2019 Term Loan B, (1-mo. LIBOR + 5.000%)F	4,090,897	3,922,148
6.500%, Due 6/26/2026, 2021 Term Loan B, (1-mo. LIBOR + 5.500%)	1,443,383	1,396,473
WP CityMD Bidco LLC, 3.750%, Due 12/22/2028, 2021 1st Lien Term Loan B, (6 mo. LIBOR + 3.250%)	5,787,447	5,733,913

		43,831,599

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 90.33% (continued)

Consumer, Non-Cyclical - 20.39% (continued)

Household Products/Wares - 0.76%
Illuminate Merger Sub Corp., 4.000%, Due 7/21/2028, Term Loan, (3-mo. LIBOR + 3.500%)	$2,696,000	$2,634,855
Instant Brands Holdings, Inc., 5.750%, Due 4/12/2028, Term Loan, (3-mo. LIBOR + 5.000%)	634,288	583,544
Kronos Acquisition Holdings, Inc., 4.250%, Due 12/22/2026, 2021 Term Loan B, (3-mo. LIBOR + 3.750%)	2,285,910	2,108,432

		5,326,831

Pharmaceuticals - 1.70%
Alvogen Pharma, Inc., 6.250%, Due 12/31/2023, 2020 Extended Term Loan, (3-mo. LIBOR + 5.250%)	2,380,950	2,219,045
Amneal Pharmaceuticals LLC, 3.750%, Due 5/4/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	4,742,854	4,645,626
Gainwell Acquisition Corp., 4.750%, Due 10/1/2027, Term Loan B, (3-mo. LIBOR + 4.000%)	2,685,069	2,669,415
ICON Luxembourg SARL, 2.750%, Due 7/3/2028, US Term Loan, (3-mo. LIBOR + 2.250%)	469,647	463,945
LSCS Holdings, Inc., 5.000%, Due 12/18/2028, 2021 1st Lien Term Loan, (3-mo. LIBOR + 4.500%)	1,068,000	1,060,876
Sharp Midco LLC, 4.500%, Due 12/31/2028, 2021 Term Loan B, (3 mo. LIBOR + 4.000%)	790,000	784,075

		11,842,982

Total Consumer, Non-Cyclical		141,625,050

Diversified - 0.35%

Holding Companies - Diversified - 0.35%
Emerald Expositions Holding, Inc., 2.709%, Due 5/22/2024, 2017 Term Loan B, (1-mo. LIBOR + 2.500%)	2,514,339	2,425,080

Energy - 2.56%

Coal - 0.07%
Oxbow Carbon LLC, 5.000%, Due 10/17/2025, 2020 Term Loan B, (1-mo. LIBOR + 4.250%)	476,250	473,073

Energy - Alternate Sources - 0.19%
Esdec Solar Group BV, 5.750%, Due 8/30/2028, Term Loan B, (3-mo. LIBOR + 5.000%)	1,341,025	1,320,910

Oil & Gas - 0.79%
Apergy Corp., 6.000%, Due 6/3/2027, 2020 Term Loan, (3-mo. LIBOR + 5.000%)	3,937,725	3,968,912
Lealand Finance Co. BV, 3.209%, Due 6/28/2024, 2020 Make Whole Term Loan, (1-mo. LIBOR + 3.000%)	142,892	85,735
Waterbridge Midstream Operating LLC, 6.750%, Due 6/22/2026, Term Loan B, (6-mo. LIBOR + 5.750%)	1,492,366	1,431,075

		5,485,722

Pipelines - 1.51%
BCP Renaissance Parent LLC, 4.500%, Due 10/31/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.500%)	1,197,334	1,195,538
Freeport LNG Investments LLLP, 4.000%, Due 12/21/2028, Term Loan B, (3-mo. LIBOR + 3.500%)	596,000	589,742
GIP III Stetson I LP, 4.459%, Due 7/18/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.250%)	4,426,650	4,309,344
Oryx Midstream Services Permian Basin LLC, 3.750%, Due 10/5/2028, Term Loan B, (3-mo. LIBOR + 3.250%)	677,000	670,596
Southcross Energy Partners LP, Due 1/31/2025, 2020 RevolverF G	573,708	550,759
Traverse Midstream Partners LLC, 5.250%, Due 9/27/2024, 2017 Term Loan, (3-mo. SOFR + 4.250%)	3,204,155	3,189,736

		10,505,715

Total Energy		17,785,420

Financial - 6.10%

Banks - 0.48%
AqGen Ascensus, Inc., 7.000%, Due 8/2/2029, 2021 2nd Lien Term Loan, (3-mo. LIBOR + 6.500%)	2,120,000	2,114,700
AqGen Island Holdings, Inc., 4.000%, Due 8/2/2028, Term Loan, (3-mo. LIBOR + 3.500%)	1,246,000	1,228,868

		3,343,568

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 90.33% (continued)

Financial - 6.10% (continued)

Diversified Financial Services - 2.71%
4L Holdings Corp., 8.500%, Due 2/5/2024, Takeback Term Loan, (3-mo. LIBOR + 7.500%)	$1,129,525	$1,078,696
Apex Group Treasury LLC,
Due 7/27/2028, 2021 USD Incremental Term LoanF	700,000	693,875
4.250%, Due 7/27/2028, USD Term Loan, (3-mo. LIBOR + 3.750%)	1,118,198	1,108,413
Astra Acquisition Corp., 5.750%, Due 10/25/2028, 2021 1st Lien Term Loan, (1-mo. LIBOR + 5.250%)	384,000	374,400
Hudson River Trading LLC, 3.305%, Due 3/20/2028, 2021 Term Loan, (1-mo. SOFR + 3.000%)	4,169,535	4,091,356
Jane Street Group LLC, 2.959%, Due 1/26/2028, 2021 Term Loan, (1-mo. LIBOR + 2.750%)	2,129,465	2,100,845
NBG Acquisition, Inc., 6.500%, Due 4/26/2024, Term Loan, (3-mo. LIBOR + 5.500%)	249,034	172,302
Resolute Investment Managers, Inc., 5.250%, Due 4/30/2024, 2020 Term Loan C, (3-mo. LIBOR + 4.250%)	430,995	428,573
Russell Investments US Institutional Holdco, Inc., 4.500%, Due 5/30/2025, 2020 Term Loan, (6-mo. LIBOR + 3.500%)	4,167,000	4,133,164
Superannuation and Investments US LLC, 4.250%, Due 12/1/2028, USD Term Loan, (1-mo. LIBOR + 3.750%)	757,000	753,927
VFH Parent LLC, 3.500%, Due 1/13/2029, 2022 Term Loan B, (1-mo. SOFR + 3.000%)	3,891,000	3,854,541

		18,790,092

Insurance - 2.91%
Acrisure LLC, 4.750%, Due 2/15/2027, 2021 First Lien Term Loan B, (3-mo. LIBOR + 4.250%)	905,000	895,389
Amynta Agency Borrower, Inc., 4.709%, Due 2/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	5,404,543	5,378,655
Asurion LLC, 3.459%, Due 7/31/2027, 2021 Term Loan B9, (1-mo. LIBOR + 3.250%)	4,744,734	4,652,829
5.459%, Due 1/20/2029, 2021 Second Lien Term Loan B4, (1-mo. LIBOR + 5.250%)	3,316,759	3,275,299
Baldwin Risk Partners LLC, 4.000%, Due 10/14/2027, 2021 Term Loan B, (1-mo. LIBOR + 3.500%)	334,160	329,776
Hyperion Insurance Group Ltd., 4.000%, Due 11/12/2027, 2021 Term Loan B, (1-mo. LIBOR + 3.250%)F	3,701,227	3,657,034
Sedgwick Claims Management Services, Inc., 5.250%, Due 9/3/2026, 2020 Term Loan B3, (1-mo. LIBOR + 4.250%)	2,017,275	2,012,232

		20,201,214

Total Financial		42,334,874

Government - 0.36%

Municipal - 0.36%
Lakeshore Intermediate LLC, 4.000%, Due 9/29/2028, Term Loan, (6-mo. LIBOR + 3.500%)	2,497,000	2,474,102

		2,474,102

Industrial - 9.81%

Aerospace/Defense - 0.32%
Cobham Ultra SeniorCo SARL, Due 11/16/2028, USD Term Loan BF	948,000	939,942
Propulsion Finco SARL, Due 2/10/2029, Term LoanF	329,000	328,177
Vertex Aerospace Services Corp., 4.750%, Due 12/6/2028, 2021 First Lien Term Loan, (1 mo. LIBOR + 4.000%)F	998,000	990,096

		2,258,215

Building Materials - 2.10%
CHI Overhead Doors, Inc., 4.500%, Due 7/31/2025, Term Loan, (1-mo. LIBOR + 3.500%)	1,282,640	1,279,434
Cornerstone Building Brands, Inc., 3.750%, Due 4/12/2028, 2021 Term Loan B, (1-mo. LIBOR + 3.250%)	2,145,520	2,091,882
CP Atlas Buyer, Inc., 4.250%, Due 11/23/2027, 2021 Term Loan B, (3-mo. LIBOR + 3.750%)	2,648,165	2,595,678
DiversiTech Holdings, Inc.,
Due 12/22/2028, 2021 Delayed Draw Term LoanF G	152,914	151,512
4.250%, Due 12/22/2028, 2021 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	739,086	732,308
LEB Holdings, Inc., 4.500%, Due 11/2/2027, Term Loan B, (3-mo. LIBOR + 3.750%)	303,930	301,778
MI Windows and Doors LLC, 4.000%, Due 12/18/2027, 2022 Term Loan, (1-mo. SOFR + 3.500%)	303,438	302,112
PHRG Intermediate LLC, 6.750%, Due 12/16/2026, Term Loan, (3-mo. LIBOR + 6.000%)	620,000	613,800

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 90.33% (continued)

Industrial - 9.81% (continued)

Building Materials - 2.10% (continued)
Solis IV BV, 4.000%, Due 2/26/2029, USD Term Loan B1, (3-mo. SOFR + 3.500%)	$5,868,000	$5,776,342
SRS Distribution, Inc., Due 6/2/2028, 2021 Incremental Term LoanF	721,000	709,882

		14,554,728

Commercial Services - 0.15%
Garda World Security Corp., Due 2/1/2029, 2022 Term Loan BF	1,086,000	1,074,467

Electrical Components & Equipment - 0.34%
Pelican Products, Inc., 4.750%, Due 12/29/2028, 2021 Term Loan, (2-mo. LIBOR + 4.250%)	2,397,000	2,361,045

Electronics - 1.30%
Deliver Buyer, Inc., 5.224%, Due 5/1/2024, Term Loan B, (3-mo. LIBOR + 5.000%)	3,867,555	3,836,151
II-VI, Inc., Due 12/1/2028, 2021 Bridge Term Loan BF	684,000	676,736
Ingram Micro, Inc., 4.000%, Due 6/30/2028, 2021 Term Loan B, (3-mo. LIBOR + 3.500%)	2,711,375	2,694,429
Mirion Technologies, Inc., 3.250%, Due 10/20/2028, 2021 Term Loan, (6-mo. LIBOR + 2.750%)	637,722	629,151
NorthPole Newco SARL, 7.224%, Due 3/18/2025, Term Loan, (6-mo. LIBOR + 7.000%)	4,087,147	1,175,054

		9,011,521

Engineering & Construction - 1.87%
Artera Services LLC, 4.250%, Due 3/6/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	2,399,593	2,306,225
4.500%, Due 3/6/2025, Incremental Term Loan, (3-mo. LIBOR + 3.500%)	1,771,100	1,705,321
Brand Energy & Infrastructure Services, Inc., 5.250%, Due 6/21/2024, 2017 Term Loan, (3-mo. LIBOR + 4.250%)	2,444,029	2,330,601
DG Investment Intermediate Holdings, Inc., 4.250%, Due 3/31/2028, 2021 Term Loan, (1-mo. LIBOR + 3.500%)	601,000	595,290
KKR Apple Bidco LLC, 3.500%, Due 9/23/2028, 2021 Term Loan, (1-mo. LIBOR + 3.000%)	1,162,000	1,150,380
6.250%, Due 9/21/2029, 2021 2nd Lien Term Loan, (1-mo. LIBOR + 5.750%)	1,344,000	1,346,245
Q Holding Co., 6.000%, Due 12/29/2023, 2019 Term Loan B, (3-mo. LIBOR + 5.000%)	2,378,335	2,326,321
Tutor Perini Corp., 5.750%, Due 8/18/2027, Term Loan B, (3-mo. LIBOR + 4.750%)	464,113	462,952
USIC Holdings, Inc., 7.250%, Due 5/14/2029, 2021 2nd Lien Term Loan, (1-mo. LIBOR + 6.500%)	770,000	763,748

		12,987,083

Environmental Control - 0.73%
ERM Emerald US, Inc., Due 7/12/2028, USD Term Loan B1F	2,000,000	1,971,660
Madison IAQ LLC, 3.750%, Due 6/21/2028, Term Loan, (6-mo. LIBOR + 3.250%)	1,246,735	1,225,503
Northstar Group Services, Inc., 6.500%, Due 11/12/2026, 2020 Term Loan B, (1-mo. LIBOR + 5.500%)	235,471	233,116
Robertshaw US Holding Corp., 4.500%, Due 2/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.500%, 3-mo. LIBOR + 3.500%)	1,801,773	1,643,218

		5,073,497

Hand/Machine Tools - 0.22%
Alliance Laundry Systems LLC, 4.250%, Due 10/8/2027, Term Loan B, (3-mo. LIBOR + 3.500%)	1,567,836	1,551,374

Machinery - Diversified - 0.13%
Pro Mach Group, Inc.,
Due 8/31/2028, 2021 Delayed Draw Term LoanF G	58,014	57,869
5.000%, Due 8/31/2028, 2021 Term Loan B, (3-mo. LIBOR + 4.000%)	844,986	842,874

		900,743

Metal Fabricate/Hardware - 0.35%
Anvil International LLC, 5.210%, Due 5/28/2026, 2019 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	1,492,366	1,474,085
Grinding Media, Inc., 4.796%, Due 10/12/2028, 2021 Term Loan B, (6-mo. LIBOR + 4.000%)	686,280	675,986
Tiger Acquisition LLC, 3.758%, Due 6/1/2028, 2021 Term Loan, (3-mo. LIBOR + 3.250%)	277,605	269,452

		2,419,523

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 90.33% (continued)

Industrial - 9.81% (continued)

Miscellaneous Manufacturing - 0.64%
International Textile Group, Inc., 5.214%, Due 5/1/2024, 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	$3,057,640	$2,813,029
9.214%, Due 5/1/2025, 2nd Lien Term Loan, (3-mo. LIBOR + 9.000%)	2,347,000	1,658,554

		4,471,583

Packaging & Containers - 0.34%
Pretium PKG Holdings, Inc., 4.500%, Due 10/2/2028, 2021 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	507,000	500,754
Proampac PG Borrower LLC, 4.500%, Due 11/3/2025, 2020 Term Loan, (3-mo. LIBOR + 3.750%)	1,880,811	1,865,294

		2,366,048

Shipbuilding - 0.10%
MHI Holdings LLC, 5.209%, Due 9/21/2026, Term Loan B, (1-mo. LIBOR + 5.000%)	680,319	676,278

Transportation - 1.22%
Carriage Purchaser, Inc., 5.000%, Due 9/30/2028, 2021 Term Loan B, (1-mo. LIBOR + 4.250%)	563,588	561,649
Daseke, Inc., 4.750%, Due 3/9/2028, 2021 Term Loan B, (1-mo. LIBOR + 4.000%)	547,860	542,381
First Student Bidco, Inc.,
3.500%, Due 7/21/2028, Term Loan B, (3-mo. LIBOR + 3.000%)	2,034,873	2,004,980
3.500%, Due 7/21/2028, Term Loan C, (3-mo. LIBOR + 3.000%)	751,127	740,093
LaserShip, Inc., 5.250%, Due 5/7/2028, 2021 Term Loan, (6-mo. LIBOR + 4.500%)	2,202,480	2,194,221
Savage Enterprises LLC, 3.750%, Due 9/15/2028, 2021 Term Loan B, (1-mo. LIBOR + 3.250%)	1,249,720	1,236,835
Worldwide Express Operations LLC, 5.000%, Due 7/26/2028, 2021 1st Lien Term Loan, (6-mo. LIBOR + 4.250%)	1,178,000	1,167,693

		8,447,852

Total Industrial		68,153,957

Technology - 16.13%

Computers - 5.10%
24-7 Intouch, Inc., 4.959%, Due 8/25/2025, 2018 Term Loan, (1-mo. LIBOR + 4.750%)	3,023,787	2,982,210
Atlas CC Acquisition Corp.,
5.000%, Due 5/25/2028, Term Loan B, (3-mo. LIBOR + 4.250%)	931,839	926,741
5.000%, Due 5/25/2028, Term Loan C, (3-mo. LIBOR + 4.250%)	189,526	188,490
ConvergeOne Holdings, Inc., 5.209%, Due 1/4/2026, 2019 Term Loan, (1-mo. LIBOR + 5.000%)	3,881,332	3,700,423
Electronics for Imaging, Inc., 5.209%, Due 7/23/2026, Term Loan, (1-mo. LIBOR + 5.000%)	3,193,000	3,127,160
Imprivata, Inc., 4.000%, Due 12/1/2027, Term Loan, (3-mo. LIBOR + 3.500%)	908,138	902,271
Magenta Buyer LLC,
5.750%, Due 7/27/2028, 2021 USD 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	5,587,995	5,530,718
9.000%, Due 7/27/2029, 2021 USD 2nd Lien Term Loan, (3-mo. LIBOR + 8.250%)	728,000	718,449
McAfee LLC, 4.500%, Due 3/1/2029, 2022 USD Term Loan B, (3-mo. SOFR + 4.000%)	3,031,000	2,985,535
Netsmart Technologies, Inc., 4.750%, Due 10/1/2027, 2020 Term Loan B, (3-mo. LIBOR + 4.000%)	4,010,568	3,988,510
Ola Singapore Pte Ltd., 7.000%, Due 12/15/2026, Term Loan, (3-mo. SOFR + 6.250%)	1,403,000	1,395,985
Peraton Corp.,
4.500%, Due 2/1/2028, Term Loan B, (1-mo. LIBOR + 3.750%)	2,237,095	2,223,113
8.500%, Due 2/1/2029, 2nd Lien Term Loan B1, (1-mo. LIBOR + 7.750%)	1,471,000	1,482,033
Perforce Software, Inc., 3.959%, Due 7/1/2026, 2020 Term Loan B, (1-mo. LIBOR + 3.750%)	2,337,816	2,304,689
Redstone Holdco LP, 5.500%, Due 4/27/2028, 2021 Term Loan, (3-mo. LIBOR + 4.750%)	2,268,315	2,113,797
SonicWall US Holdings, Inc., 4.250%, Due 5/16/2025, 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	449,676	444,244
Virtusa Corp., 4.500%, Due 2/11/2028, 2022 Incremental Term Loan, (3-mo. SOFR + 3.750%)	390,000	385,613

		35,399,981

Entertainment - 0.31%
Scientific Games Holdings LP, Due 2/4/2029, 2022 USD Term Loan BF	2,186,000	2,170,523

Semiconductors - 0.21%
Natel Engineering Co., Inc., 7.250%, Due 4/30/2026, 2019 Term Loan B, (1-mo. LIBOR + 6.250%, 6-mo. LIBOR + 6.250%)	1,478,537	1,436,650

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 90.33% (continued)

Technology - 16.13% (continued)

Software - 10.51%
AppLovin Corp., 3.500%, Due 10/25/2028, 2021 Term Loan B, (1-mo. LIBOR + 3.000%)	$2,321,183	$2,297,971
Aptean, Inc., 4.459%, Due 4/23/2026, 2019 Term Loan, (1-mo. LIBOR + 4.250%)	2,421,987	2,398,784
Ascend Learning LLC, 4.000%, Due 12/11/2028, 2021 Term Loan, (1-mo. LIBOR + 3.500%)	1,635,000	1,612,257
Athenahealth, Inc.,
Due 2/15/2029, 2022 Delayed Draw Term loanF G	404,928	400,777
4.000%, Due 2/15/2029, 2022 Term Loan B, (3-mo. SOFR + 3.500%)	2,389,072	2,364,584
Atlas Purchaser, Inc., 6.000%, Due 5/8/2028, 2021 Term Loan, (3-mo. LIBOR + 5.250%)	2,703,415	2,645,967
Constant Contact, Inc., 4.750%, Due 2/10/2028, Term Loan, (3-mo. LIBOR + 4.000%)	1,601,663	1,584,653
Cornerstone OnDemand, Inc., 4.250%, Due 10/16/2028, 2021 Term Loan, (3-mo. LIBOR + 3.750%)	1,125,000	1,113,052
DCert Buyer, Inc.,
Due 10/16/2026, 2019 Term Loan BF	1,500,000	1,492,080
7.209%, Due 2/19/2029, 2021 2nd Lien Term Loan, (1-mo. LIBOR + 7.000%)	1,084,000	1,079,664
EP Purchaser LLC, 4.000%, Due 11/6/2028, 2021 Term Loan B, (2-mo. LIBOR + 3.500%)	905,000	899,018
Grab Holdings, Inc., 5.500%, Due 1/29/2026, Term Loan B, (6-mo. LIBOR + 4.500%)	7,691,238	7,628,785
Greeneden US Holdings LLC, 4.750%, Due 12/1/2027, 2020 USD Term Loan B4, (1-mo. LIBOR + 4.000%)	1,282,050	1,279,306
Helios Software Holdings, Inc., 3.974%, Due 3/11/2028, 2021 USD Term Loan B, (3-mo. LIBOR + 3.750%)	1,254,457	1,242,703
Ivanti Software, Inc.,
4.750%, Due 12/1/2027, 2021 Add On Term Loan B, (3-mo. LIBOR + 4.000%)	202,470	198,716
5.000%, Due 12/1/2027, 2021 Term Loan B, (3-mo. LIBOR + 4.250%)	1,317,380	1,297,409
Loyalty Ventures, Inc., 5.000%, Due 11/3/2027, Term Loan B, (1-mo. LIBOR + 4.500%)	1,752,000	1,727,910
Mavenir Systems, Inc., 5.250%, Due 8/18/2028, 2021 Term Loan B, (3-mo. LIBOR + 4.750%)	3,303,000	3,263,793
Mediaocean LLC, 4.000%, Due 12/15/2028, 2021 Term Loan, (1-mo. LIBOR + 3.500%)	774,000	767,615
Mitchell International, Inc., 4.250%, Due 10/15/2028, 2021 Term Loan B, (3-mo. LIBOR + 3.750%)	2,010,000	1,980,996
Navicure, Inc., 4.209%, Due 10/22/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.000%)	580,620	577,717
Particle Investments SARL, 5.750%, Due 2/18/2027, Term Loan, (3-mo. LIBOR + 5.250%)	3,163,256	3,151,394
Polaris Newco LLC, 4.500%, Due 6/2/2028, USD Term Loan B, (3-mo. LIBOR + 4.000%)	3,940,138	3,912,832
Project Leopard Holdings, Inc., 5.750%, Due 7/7/2024, 2019 Term Loan, (6-mo. LIBOR + 4.750%)	495,990	493,664
Quest Software US Holdings Inc., 4.750%, Due 2/1/2029, 2022 Term Loan, (3-mo. SOFR + 4.250%)	1,202,000	1,183,225
Red Planet Borrower LLC, 4.250%, Due 10/2/2028, Term Loan B, (3-mo. LIBOR + 3.750%)	855,855	847,836
Renaissance Holding Corp., 3.459%, Due 5/30/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	427,556	420,839
Riverbed Technology, Inc., 7.000%, Due 12/8/2026, 2021 Term Loan, PIK (in-kind rate 6.000%)	1,970,600	1,798,784
Rocket Software, Inc., 4.750%, Due 11/28/2025, 2021 USD Incremental Term Loan B, (1-mo. LIBOR + 4.250%)	2,946,195	2,913,964
Skopima Merger Sub, Inc., 4.500%, Due 5/12/2028, Term Loan B, (1-mo. LIBOR + 4.000%)	3,066,315	3,023,601
Symplr Software, Inc., 5.250%, Due 12/22/2027, 2020 Term Loan, (3-mo. LIBOR + 4.500%)	2,085,075	2,071,168
Think & Learn Private Ltd., 6.250%, Due 11/5/2026, Term Loan B, (3-mo. LIBOR + 5.500%)	6,921,000	6,884,249
Ultimate Software Group, Inc., 3.750%, Due 5/4/2026, 2021 Term Loan, (3-mo. LIBOR + 3.250%)	3,630,399	3,603,171
Veritas US, Inc., 6.000%, Due 9/1/2025, 2021 USD Term Loan B, (3-mo. LIBOR + 5.000%)	1,763,095	1,737,760
Weld North Education LLC, 4.250%, Due 12/21/2027, 2021 Term Loan B, (1-mo. LIBOR + 3.750%)	1,637,445	1,623,117
Xperi Corp., 3.709%, Due 6/8/2028, 2020 Term Loan B, (1-mo. LIBOR + 3.500%)	1,476,150	1,464,164

		72,983,525

Total Technology		111,990,679

Utilities - 0.08%

Electric - 0.08%
Hamilton Projects Acquiror LLC, 5.500%, Due 6/17/2027, Term Loan B, (3-mo. LIBOR + 4.500%)	598,481	593,059

		593,059

Total Utilities		593,059

Total Bank Loan Obligations (Cost $639,216,127)		627,282,873

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 3.43%

Basic Materials - 0.27%

Chemicals - 0.27%
SCIH Salt Holdings, Inc., 4.875%, Due 5/1/2028I	$2,000,000	$1,912,310

Communications - 1.81%

Advertising - 0.38%
National CineMedia LLC, 5.875%, Due 4/15/2028I	3,000,000	2,660,700

Media - 1.02%
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, Due 8/15/2026	2,665,000	2,546,327
McGraw-Hill Education, Inc., 5.750%, Due 8/1/2028I	4,750,000	4,504,544

		7,050,871

Telecommunications - 0.41%
LogMeIn, Inc., 5.500%, Due 9/1/2027I	3,000,000	2,852,760

Total Communications		12,564,331

Consumer, Cyclical - 0.57%

Leisure Time - 0.57%
Constellation Merger Sub, Inc., 8.500%, Due 9/15/2025I	4,194,000	3,952,845

Consumer, Non-Cyclical - 0.78%

Commercial Services - 0.78%
Metis Merger Sub LLC, 6.500%, Due 5/15/2029I	4,642,000	4,317,060
PECF USS Intermediate Holding Corp., 8.000%, Due 11/15/2029I	1,126,000	1,095,035

		5,412,095

Total Consumer, Non-Cyclical		5,412,095

Total Corporate Obligations (Cost $24,851,351)		23,841,581

FOREIGN CORPORATE OBLIGATIONS - 0.55%

Communications - 0.20%

Telecommunications - 0.20%
Telesat Canada / Telesat LLC, 4.875%, Due 6/1/2027I	2,000,000	1,420,000

Consumer, Cyclical - 0.35%

Entertainment - 0.35%
Raptor Acquisition Corp. / Raptor Co-Issuer LLC, 4.875%, Due 11/1/2026I	2,500,000	2,413,938

Total Foreign Corporate Obligations (Cost $4,403,397)		3,833,938

	Shares

SHORT-TERM INVESTMENTS - 11.36% (Cost $78,879,663)

Investment Companies - 11.36%
American Beacon U.S. Government Money Market Select Fund, 0.01%J K	78,879,663	78,879,663

TOTAL INVESTMENTS - 107.43% (Cost $754,328,104)		746,000,677
LIABILITIES, NET OF OTHER ASSETS - (7.43%)		(51,607,905)

TOTAL NET ASSETS - 100.00%		$694,392,772

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $318,282 or 0.05% of net assets.

C Value was determined using significant unobservable inputs.

D A type of Preferred Stock that has no maturity date.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

E Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

F Coupon rates may not be available for all or a portion of bank loans that are unsettled and/or unfunded as of February 28, 2022.

G All or a portion of the security is an Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $1,563,048 or 0.23% of net assets. Of this amount, $404,928, $152,914, $95,800, $122,080, $91,018, $64,586, $58,014 and $573,708 relates to Athenahealth, Inc., DiversiTech Holdings, Inc., Holley Purchaser, Inc., Medical Solutions Holdings, Inc., National Mentor Holdings, Inc., New Arclin US Holding Corp., Pro Mach Group, Inc. and Southcross Energy Partners LP, respectively.

H Fixed Rate.

I Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $25,129,192 or 3.62% of net assets. The Fund has no right to demand registration of these securities.

J The Fund is affiliated by having the same investment advisor.

K 7-day yield.

IP Ltd. – Intellectual Property Ltd.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LLLP - Limited Liability Limited Partnership.

LP - Limited Partnership.

PIK - Payment in Kind.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Pty Ltd. – Proprietary Ltd.

REIT – Real Estate Investment Trust.

SOFR – Secured Overnight Financing Rate.

USD – United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 28, 2022, the investments were classified as described below:

Sound Point Floating Rate Income Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$226,055	$8,239,751	$0	(1)	$8,465,806
Warrants	1,294,333	-	-		1,294,333
Preferred Stocks	2,402,483	-	-		2,402,483
Bank Loan Obligations(2)	-	626,964,591	318,282	(1)	627,282,873
Corporate Obligations	-	23,841,581	-		23,841,581
Foreign Corporate Obligations	-	3,833,938	-		3,833,938
Short-Term Investments	78,879,663	-	-		78,879,663

Total Investments in Securities - Assets	$82,802,534	$662,879,861	$318,282		$746,000,677

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.
(2)	Unfunded loan commitments represent $1,563,048 at period end.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 28, 2022, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2021		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 2/28/2022		Unrealized Appreciation (Depreciation) at Period End*
Common Stocks	$0	(1)	$-	$70,309	$-	$(77,935)	$148,244	$-	$-	$0	(1)	$(501,119)
Bank Loan Obligations	512,915	(1)	14,229	202,464	(260)	(10)	(6,128)	-	-	318,282	(1)	(1,419,313)

	$512,915	(1)	$14,229	$272,773	$(260)	$(77,945)	$142,116	$-	$-	$318,282	(1)	$(1,920,432)

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 28, 2022 (Unaudited)

*

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended February 28, 2022, two common stocks have been fair valued at $0 by the Valuation Committee. The remaining bank loan obligations valued at $318,282 have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	SiM High Yield Opportunities Fund		Sound Point Floating Rate Income Fund
Assets:
Investments in unaffiliated securities, at fair value†		$1,158,208,682	$667,121,014
Investments in affiliated securities, at fair value‡		17,023,250	78,879,663
Cash		500,468	-
Dividends and interest receivable		16,433,561	4,349,093
Deposits with broker for futures contracts		2,172,043	-
Receivable for investments sold		6,411,888	24,423,498
Receivable for fund shares sold		3,020,055	1,239,319
Receivable for expense reimbursement (Note 2)		108,301	-
Prepaid expenses		125,626	93,546

Total assets		1,204,003,874	776,106,133

Liabilities:
Payable for investments purchased		7,008,572	77,944,458
Payable for foreign currency, at fair value^		48	-
Payable for fund shares redeemed		12,913,228	1,352,264
Payable for expense recoupment (Note 2)		-	17,429
Dividends payable		471,139	207,328
Unfunded loan commitments		-	1,563,048
Management and sub-advisory fees payable (Note 2)		668,837	349,170
Service fees payable (Note 2)		45,065	41,595
Transfer agent fees payable (Note 2)		64,658	34,350
Custody and fund accounting fees payable		86,255	112,678
Professional fees payable		32,119	36,117
Trustee fees payable (Note 2)		11,377	5,429
Payable for prospectus and shareholder reports		88,206	24,067
Payable for variation margin from open futures contracts (Note 5)		194,175	-
Other liabilities		3,128	25,428

Total liabilities		21,586,807	81,713,361

Net assets		$1,182,417,067	$694,392,772

Analysis of net assets:
Paid-in-capital		$1,223,219,237	$906,059,349
Total distributable earnings (deficits)A		(40,802,170)	(211,666,577)

Net assets		$1,182,417,067	$694,392,772

Shares outstanding at no par value (unlimited shares authorized):
R5 Class		44,227,942	23,908,386

Y Class		68,703,540	40,264,308

Investor Class		5,164,948	6,440,282

A Class		3,254,965	2,777,418

C Class		4,038,926	2,564,974

SP Class		N/A	5,640

Net assets:
R5 Class		$417,314,987	$218,493,656

Y Class		$647,773,291	$368,134,209

Investor Class		$48,500,352	$58,739,885

A Class		$30,569,491	$25,409,861

C Class		$38,258,946	$23,562,015

SP Class	$	N/A	$53,146

Net asset value, offering and redemption price per share:
R5 Class		$9.44	$9.14

Y Class		$9.43	$9.14

Investor Class		$9.39	$9.12

A Class		$9.39	$9.15

A Class (offering price)		$9.86	$9.38

C Class		$9.47	$9.19

SP Class	$	N/A	$9.42

† Cost of investments in unaffiliated securities		$1,186,915,938	$675,448,441
‡ Cost of investments in affiliated securities		$17,023,250	$78,879,663
^ Cost of payable for foreign currency		$(49)	$-

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended February 28, 2022 (Unaudited)

	SiM High Yield Opportunities Fund	Sound Point Floating Rate Income Fund
Investment income:
Dividend income from unaffiliated securities	$1,878,796	$467
Dividend income from affiliated securities (Note 2)	921	3,323
Interest income	36,199,560	16,727,354

Total investment income	38,079,277	16,731,144

Expenses:
Management and sub-advisory fees (Note 2)	4,911,976	2,278,025
Transfer agent fees:
R5 Class (Note 2)	51,878	23,007
Y Class (Note 2)	396,777	183,111
Investor Class	1,757	1,533
A Class	1,224	626
C Class	1,263	773
SP Class	-	20
Custody and fund accounting fees	94,435	122,171
Professional fees	73,342	60,631
Registration fees and expenses	60,845	47,113
Service fees (Note 2):
Investor Class	95,960	94,116
A Class	13,438	8,818
C Class	12,850	7,945
Distribution fees (Note 2):
A Class	40,463	34,644
C Class	202,929	123,030
SP Class	-	70
Prospectus and shareholder report expenses	106,453	22,817
Trustee fees (Note 2)	46,486	21,105
Loan expense (Note 9)	5,467	117,514
Other expenses	33,478	79,744

Total expenses	6,151,021	3,226,813

Net fees waived and expenses (reimbursed) (Note 2)	(648,021)	(75,581)
Net sub-advisory fees waived (Note 2)	-	(123,681)

Net expenses	5,503,000	3,027,551

Net investment income	32,576,277	13,703,593

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	29,138,819	(185,166)
Foreign currency transactions	(366,390)	-
Futures contracts	3,497,993	-
Swap agreements	(3,172,847)	-
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	(88,377,405)	(10,234,741)
Foreign currency transactions	17,610	-
Futures contracts	(2,069,635)	-
Swap agreements	(103,242)	-

Net (loss) from investments	(61,435,097)	(10,419,907)

Net increase (decrease) in net assets resulting from operations	$(28,858,820)	$3,283,686

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	SiM High Yield Opportunities Fund		Sound Point Floating Rate Income Fund
	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$32,576,277	$76,329,465	$13,703,593	$23,606,547
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, futures contracts, and swap agreements	29,097,575	20,760,944	(185,166)	(14,573,883)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, futures contracts, and swap agreements	(90,532,672)	84,480,610	(10,234,741)	50,177,760

Net increase (decrease) in net assets resulting from operations	(28,858,820)	181,571,019	3,283,686	59,210,424

Distributions to shareholders:
Total retained earnings:
R5 Class	(10,742,810)	(26,780,193)	(4,619,033)	(7,976,726)
Y Class	(19,467,482)	(43,580,848)	(8,326,234)	(15,422,721)
Investor Class	(1,168,519)	(2,584,019)	(1,131,186)	(2,444,844)
A Class	(730,849)	(1,683,403)	(617,522)	(1,352,423)
C Class	(767,020)	(2,174,527)	(457,951)	(1,085,209)
SP Class	-	-	(1,249)	(3,272)
Tax return of capital:
R5 Class	-	(247,938)	-	-
Y Class	-	(436,596)	-	-
Investor Class	-	(26,294)	-	-
A Class	-	(17,599)	-	-
C Class	-	(17,482)	-	-

Net distributions to shareholders	(32,876,680)	(77,548,899)	(15,153,175)	(28,285,195)

Capital share transactions (Note 10):
Proceeds from sales of shares	224,750,013	538,811,461	166,054,734	242,899,481
Reinvestment of dividends and distributions	29,530,354	69,368,493	14,038,878	26,526,434
Cost of shares redeemed	(447,275,070)	(521,178,305)	(117,480,407)	(258,904,461)

Net increase (decrease) in net assets from capital share transactions	(192,994,703)	87,001,649	62,613,205	10,521,454

Net increase (decrease) in net assets	(254,730,203)	191,023,769	50,743,716	41,446,683

Net assets:
Beginning of period	1,437,147,270	1,246,123,501	643,649,056	602,202,373

End of period	$1,182,417,067	$1,437,147,270	$694,392,772	$643,649,056

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of February 28, 2022, the Trust consists of twenty-eight active series, two of which are presented in this filing: American Beacon SiM High Yield Opportunities Fund and American Beacon Sound Point Floating Rate Income Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a fund will use derivatives, may adversely affect a fund’s performance and may increase costs related to a fund’s use of derivatives.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Funds.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors—sold directly through intermediary channels.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary, such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

SP Class	Retail investors who invest directly through a financial intermediary, such as a broker, or through employee directed benefit plans and were formerly shareholders of the Investor Class Shares of the Sound Point Floating Rate Income Fund prior to its reorganization.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For convertible securities, premiums attributable to the conversion feature are not amortized. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with the following Sub-Advisors pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedules:

Strategic Income Management, LLC

First $250 million	0.45%
Next $250 million	0.40%
Next $500 million	0.35%
Over $1 billion	0.30%

Sound Point Capital Management, LP

All Assets	0.35%

The Management and Sub-Advisory Fees paid by the Funds for the period ended February 28, 2022 were as follows:

SiM High Yield Opportunities Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$2,411,269
Sub-Advisor Fees	0.37%	2,500,707

Total	0.72%	$4,911,976

Sound Point Floating Rate Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,139,012
Sub-Advisor Fees	0.35%	1,139,013

Total	0.70%	$2,278,025

Sound Point Capital Management, LP contractually agreed to waive a portion of its management fee equal to 0.03% of the Sound Point Floating Rate Income Fund’s average daily net assets through December 31, 2022. For the period ended February 28, 2022, $123,681 of sub-advisory fees were waived by Sound Point Capital Management, LP.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A, C and SP Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A and SP Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended February 28, 2022, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
SiM High Yield Opportunities	$424,551
Sound Point Floating Rate Income	195,301

As of February 28, 2022, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
SiM High Yield Opportunities	$54,931
Sound Point Floating Rate Income	29,295

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a February 28, 2022 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	February 28, 2022 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	February 28, 2022 Fair Value
U.S. Government Money Market Select	Direct	SiM High Yield Opportunities	$17,023,250	$-	$-	$921	$17,023,250
U.S. Government Money Market Select	Direct	Sound Point Floating Rate Income	78,879,663	-	-	3,323	78,879,663

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended February 28, 2022, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
SiM High Yield Opportunities	$6,648
Sound Point Floating Rate Income	29,376

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended February 28, 2022, the SiM High Yield Opportunities Fund borrowed on average $8,375,475 for 6 days at an average interest rate of 0.88% with interest charges of $1,212. These amounts are recorded as “Other expenses” in the Statements of Operations. During the period ended August 31, 2021, the Sound Point Floating Rate Income Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through December 31, 2022, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended February 28, 2022, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap		Reimbursed Expenses	(Recouped) Expenses		Expiration of Reimbursed Expenses
Fund	Class	9/1/2021 – 12/31/2021	1/1/2022 – 2/28/2022
SiM High Yield Opportunities	R5	0.74%	0.74%	$127,532	$-		2024 – 2025
SiM High Yield Opportunities	Y	0.75%	0.75%	493,433	-		2024 – 2025
SiM High Yield Opportunities	Investor	1.10%	1.10%	12,940	-		2024 – 2025
SiM High Yield Opportunities	A	1.07%	1.07%	7,135	-		2024 – 2025
SiM High Yield Opportunities	C	1.81%	1.81%	6,981	-		2024 – 2025
Sound Point Floating Rate Income	R5	0.82%	0.82%	19,694	(27,693	)*	2024 – 2025
Sound Point Floating Rate Income	Y	0.88%	0.88%	46,092	(27,618	)*	2024 – 2025
Sound Point Floating Rate Income	Investor	1.16%	1.16%	5,321	(5,337	)*	2024 – 2025
Sound Point Floating Rate Income	A	1.09%	1.09%	3,770	(1,912	)*	2024 – 2025
Sound Point Floating Rate Income	C	1.86%	1.86%	2,937	(3,305	)*	2024 – 2025
Sound Point Floating Rate Income	SP	1.08%	1.08%	11	(4	)*	2024 – 2025

*	Of these amounts, $63,625 represent Recouped Expenses from prior fiscal years and is reflected in Total Expenses on the Statements of Operations.

Of the above amounts, $108,301 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at February 28, 2022 for the SiM High Yield Opportunities Fund and $17,429 was disclosed as a Payable for expense recoupment on the Statements of Assets and Liabilities at February 28, 2022 for the Sound Point Floating Rate Income Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2024 and 2025. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
SiM High Yield Opportunities	$-	$24,371	$29,551	2021 – 2022
SiM High Yield Opportunities	-	43,974	-	2022 – 2023
SiM High Yield Opportunities	-	767,953	-	2023 – 2024
Sound Point Floating Rate Income	22,021	-	-	2021 – 2022
Sound Point Floating Rate Income	41,604	61,705	-	2023 – 2024

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended February 28, 2022, RID collected $4,952 and $2,094 for SiM High Yield Opportunities Fund and Sound Point Floating Rate Income Fund, respectively, from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended February 28, 2022, CDSC fees of $806 and $12 were collected for the Class A Shares of SiM High Yield Opportunities Fund and Sound Point Floating Rate Income Fund, respectively.

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Notes to Financial Statements

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A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended February 28, 2022, CDSC fees of $116 and $355 were collected for the Class C Shares of SiM High Yield Opportunities Fund and Sound Point Floating Rate Income Fund, respectively.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $130,000, effective January 1, 2022; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

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Notes to Financial Statements

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Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust a Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

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Notes to Financial Statements

February 28, 2022 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would

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Notes to Financial Statements

February 28, 2022 (Unaudited)

accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4. Securities and Other Investments

Bank Loans and Senior Loans

Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). The Funds may invest in senior loans, which are floating rate loans, sometimes referred to as adjustable rate loans that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities. Under normal circumstances, senior loans have priority of claim ahead of other obligations of a borrower in the event of liquidation. Bank loans and senior loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates. The Funds may invest in such loans in the form of participations in loans and assignments of all or a portion of loans from third parties. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Funds may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. When the Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

a fixed-income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Corporate Debt and Other Fixed-Income Securities

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. The investment return of corporate debt securities reflects interest earning and changes in the market value of the security. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on specific characteristics of each security. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may enter into delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specific term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate or “earmark” assets, determined to be liquid in accordance with procedures established by the Board, in an amount sufficient to meet such commitments.

The Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

The Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statements of Assets and Liabilities and Statements of Operations.

Floating and Variable Rate Securities

The coupons on certain fixed-income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating or variable rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. Floating or variable rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

As short-term interest rates decline, the coupons on floating rate securities typically should decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statements of Assets and Liabilities and Statements of Operations.

Foreign Debt Securities

The Funds may each invest a significant portion of its assets in a particular geographic region or country, including emerging markets. The Funds may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank, International Finance Corporation or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging market indices. Sovereign debt securities are typically issued or guaranteed by national governments in order to finance the issuing country’s growth and/or budget. Investing in foreign sovereign debt securities will expose funds investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the debt securities. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or their agencies or whose majority shareholder is a foreign government. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal. Obligations of a supranational entity may be denominated in foreign currencies.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

High-Yield Bonds

High-yield, non-investment-grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, S&P Global Ratings (“S&P Global”) and Fitch, Inc. rate them below Baa and BBB, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in a Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed-income security also may affect the value of these investments. However, allocating investments in a Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in a Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the

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Notes to Financial Statements

February 28, 2022 (Unaudited)

Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the period ended February 28, 2022 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including money market funds and ETFs. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as money market funds under the Investment Company Act, to provide liquidity or for defensive purposes. The Funds could invest in money market funds rather than purchasing individual short-term investments. If a Fund invests in money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding,

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Notes to Financial Statements

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zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of a Fund.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflect this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended February 28, 2022, the SiM High Yield Opportunities Fund entered into futures contracts primarily for hedging.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended February 28, 2022
SiM High Yield Opportunities	880

Swap Agreements

A swap is a transaction in which a Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) or the performance of specified securities or indices based on a specified amount (the “notional” amount). Nearly any type of derivative, including forward contracts, can be structured as a swap.

Swap agreements can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a currency swap, U.S. dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for

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payments tied to the return on another asset, group of assets, or index. Swaps may have a leverage component, and adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself.

Some swaps currently are, and more in the future will be, centrally cleared. Swaps that are centrally-cleared are exposed to the creditworthiness of the clearing organizations (and, consequently, that of their members—generally, banks and broker-dealers) involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be able to recover only a portion of the net amount of gains on its transactions and of the margin owed to it, potentially resulting in losses to the investor.

Swaps that are not centrally cleared, involve the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. To mitigate this risk, the Fund will only enter into swap agreements with counterparties considered by a sub-advisor to present minimum risk of default and the Fund normally obtains collateral to secure its exposure. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of a counterparty.

The centrally cleared and OTC swap agreements into which the Fund enters normally provide for the obligations of the Fund and its counterparty in the event of a default or other early termination to be determined on a net basis. Similarly, periodic payments on a swap transaction that are due by each party on the same day normally are netted. To the extent that a swap agreement is subject to netting, the Fund’s cover and asset segregation responsibilities will normally be with respect to the net amount owed by the Fund. However, the Fund may be required to segregate liquid assets equal to the full notional amount of certain swaps, such as written credit default swaps on physically settled forwards or written options. The amount that the Fund must segregate may be reduced by the value of any collateral that it has pledged to secure its own obligations under the swap.

Total Return Swap Agreements

The SiM High Yield Opportunities Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund’s total return swap contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end:

Average Total Return Swap Notional Amounts Outstanding
Fund	Period EndedFebruary 28, 2022
SiM High Yield Opportunities	$3,045,558

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The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

SiM High Yield Opportunities Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of February 28, 2022:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$–	$223,545	$–	$–	$–	$223,545

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$–	$(422,823)	$–	$–	$–	$(422,823)

The effect of financial derivative instruments on the Statements of Operations as of February 28, 2022:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$3,497,993	$–	$–	$	$3,497,993
Swap agreements	–		–	–	(3,172,847)	(3,172,847)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$(2,069,635)	$–	$–	$	$(2,069,635)
Swap agreements	–		–	–	(103,242)	(103,242)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, February 28, 2022.

SiM High Yield Opportunities Fund

Offsetting of Financial and Derivative Assets as of February 28, 2022:
	Assets	Liabilities
Futures Contracts(1)	$223,545	$(422,823)

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$223,545	$(422,823)

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(223,545)	$422,823

Total derivative assets and liabilities subject to an MNA	$-	$-

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Notes to Financial Statements

February 28, 2022 (Unaudited)

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Convertible Securities Risk

The conversion value of a convertible security, including a convertible preferred security, is the market value that would be received if the convertible were converted to its underlying common stock. The value of a convertible security typically increases or decreases with the price of the underlying common stock. When conversion value is substantially below investment value, the convertible’s price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact. Conversely, the convertible’s price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value. In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock when the underlying stock’s price is high relative to the conversion price. A convertible security also is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price. The investment value of a convertible is based on its yield and tends to decline as interest rates increase. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk, and there is a risk that the credit standing of the issuer may have an effect on the convertible security’s investment value. Convertible securities generally have less potential for gain or loss than common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible at the option of the holder. Many convertible securities have credit ratings that are below investment grade (commonly known as “junk bonds”) and are subject to the same risks as an investment in lower-rated debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities — that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities may become worthless and a Fund could lose its entire investment. In addition, to the extent a Fund invests in convertible securities issued by small- or mid-capitalization companies, it will be subject to the risks of investing in such companies. The stocks of small- and mid-capitalization companies may fluctuate more widely in price than the market as a whole and there may also be less trading in small- or mid-capitalization stocks.

Covenant-Lite Obligations Risk

Certain investments, such as loans in which a Fund may invest directly or have exposure to through its investments in structured securities, may be “covenant-lite”. Covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants at all, and may not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached, which would allow the lender to restructure the loan or take other action intended to help mitigate losses. This may expose a Fund to greater credit risk associated with the borrower and reduce a Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, a Fund’s exposure to losses on such investments may be increased, especially during a downturn in the credit cycle, and a Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant-lite obligations than its holdings of loans or securities with financial maintenance covenants.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payments of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the

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February 28, 2022 (Unaudited)

sub-advisor require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Funds may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and may make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since a Fund can invest significantly in high yield investments that are considered speculative in nature, this risk maybe substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of a Fund’s securities, could affect a Fund’s performance.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge its currency risks.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property

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values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Floating and Variable Rate Securities Risk

The coupons on certain fixed-income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating and variable rate security is generally based on an interest rate such as a money-market index, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating and variable rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating and variable rate obligations are less effective than fixed rate obligations at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

Futures Contracts Risk

There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or index. Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency, which may increase the volatility of a Fund. Futures contracts may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. When a Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Treasury futures contracts expose a Fund to price fluctuations resulting from changes in interest rates and to potential losses if interest rates do not move as expected.

High-Yield Securities Risk

Exposure to high-yield securities (commonly referred to as ‘‘junk bonds’’) generally involves significantly greater risks of loss of your money than an investment in investment-grade securities. Compared with issuers of investment grade securities, issuers of high-yield securities are more likely to encounter financial difficulties and to be materially affected by these difficulties. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price the Fund desires. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and repay principal and carry a greater risk that issuers of lower-rated securities will default on the timely payment of principal or interest. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. Below-investment-grade securities may experience greater price volatility and less liquidity than investment-grade securities.

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Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high-yielding fixed-income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by credit rating agencies in their ratings of a fixed-income security also may affect the value of these investments. However, allocating investments among securities of different issuers could reduce the risks of owning any such securities separately. The prices of these high-yield securities tend to be less sensitive to interest rate changes than investment-grade investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for the Fund may have to be adjusted in the event of default. In the event of an issuer’s default, the Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current distribution payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default.

Interest Rate Risk

Investments in fixed-income securities or derivatives that are influenced by interest rates are subject to interest rate risk. Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction as movements in interest rates. For example, the value of a Fund’s fixed-income investments or derivatives typically will fall when interest rates rise. A Fund may be particularly sensitive to changes in interest rates if it invests in fixed-income securities with intermediate and long terms to maturity. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than fixed-income securities with shorter durations. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. Yields of fixed-income securities will fluctuate over time. Currently, interest rates are near historic lows and some investments may have negative interest rates. To the extent a Fund holds an investment with a negative interest rate to maturity, a Fund may generate a negative return on that investment. Conversely, in the future, interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to a Fund.

LIBOR Risk

Certain of the instruments identified in a Fund’s principal investment strategies have variable or floating coupon rates that are based on LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. LIBOR is produced daily by averaging the rates reported by a number of banks and may be a significant factor in determining a Fund’s payment obligations under a derivative instrument, the cost of financing to a Fund, or an investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s performance. Arrangements are underway to phase out the use of LIBOR. These arrangements and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR.

Regulators and market participants are working together to identify or develop successor Reference Rates. Additionally, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols,

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fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, there remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund and the financial markets generally, and the termination of certain Reference Rates presents risks to a Fund. Financial industry groups have begun planning for a transition to the use of a different Reference Rate or benchmark rate, but there are obstacles to converting certain securities and transactions to a new Reference Rate or benchmark rate. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact the Fund. While some LIBOR-based instruments may contemplate a scenario where LIBOR becomes unavailable by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such methodologies. In addition, the alternative reference or benchmark rate may be an ineffective substitute, potentially resulting in prolonged adverse market conditions for a Fund. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Fund or on its overall financial condition or results of operations. Any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, any of the effects described above could occur prior to the official phasing out of LIBOR.

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by a Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Funds may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Funds at such times may have a significant adverse effect on a Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect a Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. A Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Loan Interests Risk

In making investments in bank loans or senior loans, the Funds will depend primarily on the creditworthiness of the borrower for payment of principal and interest, and will also rely on the financial institution to make principal and interest payments to the Funds once it receives payment on the underlying loan or to pursue appropriate remedies against a borrower in the event that the borrower defaults which may be exposed to the credit risk of both the financial institution that made the loan and the underlying borrower.

Unlike publicly traded common stocks, which trade on national exchanges, there is no central place or exchange for loans, including bank loans and senior loans, to trade. There is a risk that the value of any collateral securing a loan in which a Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event that the borrower defaults, a Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take

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February 28, 2022 (Unaudited)

significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders with respect to a Fund’s ability to pay redemption proceeds within the allowable time periods. The secondary market for loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain loans may impair the ability of a Fund to sell its loan interests at a time when it may otherwise be desirable to do so or may require a Fund to sell them at prices that are less than what a Fund regards as their fair market value and may make it difficult to value such loans. Accordingly, loan interests may at times be illiquid. Interests in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions.

A Fund may acquire a loan interest by direct investment as a lender, by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee or by participation in a loan interest that is held by another party. As an assignee, A Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. When a Fund’s loan interest is a participation, a Fund is subject to the risk that the party selling the participation interest will not remit a Fund’s pro rata share of loan payments to a Fund, and a Fund may have less control over the exercise of remedies against the borrower and/or the financial institution that made the loan than the party selling the participation interest.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies,

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment will decline, adversely affecting the Funds’ performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Pay-In-Kind Securities Risk

Pay-in-kind securities are debt securities that do not make regular cash interest payments. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, their prices can be volatile when interest rates fluctuate. If an issuer of pay-in-kind securities defaults, the Fund may lose its entire investment. Federal income tax law requires a holder of pay-in-kind securities to include in gross income each taxable year the portion of the non-cash income on those securities (i.e., the additional securities issued as interest thereon) accrued during that year. In order to continue to qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code, and avoid federal excise tax, a Fund may be required to distribute a portion of such non-cash income and may be required to dispose of other portfolio securities in order to generate cash to meet these distribution requirements, potentially during periods of adverse market prices.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. A Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a Fund buys those securities at a premium, accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. Transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

delivery, service and event cancellations, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the pandemic has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through the economy. However, the Federal Reserve recently began to reduce its interventions as the economy improved and inflation accelerated. Concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown as a result. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons.

Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. The U.S. Federal Reserve is anticipated has started to raise interest rates beginning in 2022, in rates, in part to address an increase in the annual inflation rate in the U.S. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.

Slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, commonly referred to as “Brexit,” and a trade agreement between the United Kingdom and the European Union, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, such as between Russia and Ukraine, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

A Fund may experience periods of high levels of redemptions that could cause a Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause a Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, a Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs. A rise in interest rates or other market developments may cause investors to move out of fixed-income securities on a large scale. Heavy redemptions could hurt a Fund’s performance.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), or in non-U.S. markets pursuant to similar regulations, including “Section 4(a)(2)” securities and “Rule 144A” securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. The prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets, or may have to be held for a certain time period before they can be resold. A Fund may not be able to sell a restricted security when a sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than a Fund believes is its fair market value. A restricted security that was liquid at the time of purchase may subsequently become illiquid. In addition, transaction costs may be higher for restricted securities and a Fund may receive only limited information regarding the issuer of a restricted security. A Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration. If, during such a delay, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

Unrated Securities Risk

Because the Fund may purchase securities that are not rated by any rating organization, the Sub-Advisor, after assessing their credit quality, may internally assign ratings to certain of those securities in categories of those similar to those of rating organizations. Investing in unrated securities involves the risk that the Sub-Advisor may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of unrated securities may be more complex than for issuers of higher-quality debt obligations. To the extent that the Fund invests in unrated securities, the Fund’s success in achieving its investment objectives may depend more heavily on the Sub-Advisor’s credit analysis than if the Fund invested exclusively in rated securities. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. Unrated securities may also be subject to greater liquidity risk and price volatility.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules an applicable accounting protocols may require a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended August 31, 2021 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of February 28, 2022, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SiM High Yield Opportunities	$1,204,860,710	$29,938,324	$(59,561,470)	$(29,623,146)
Sound Point Floating Rate Income	754,562,437	11,819,099	(20,380,859)	(8,561,760)

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at August 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of August 31, 2021, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
SiM High Yield Opportunities	$-	$37,135,711
Sound Point Floating Rate Income	47,334,712	155,994,068

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended February 28, 2022 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
SiM High Yield Opportunities	$367,362,120	$550,302,151
Sound Point Floating Rate Income	262,384,576	136,164,734

A summary of the Funds’ transactions in the USG Select Fund for the period ended February 28, 2022 were as follows:

Fund	Type of Transaction	August 31, 2021 Shares/Fair Value	Purchases	Sales	February 28, 2022 Shares/Fair Value
SiM High Yield Opportunities	Direct	$12,397,700	$349,757,971	$345,132,421	$17,023,250
Sound Point Floating Rate Income	Direct	58,794,896	154,961,047	134,876,280	78,879,663

9.  Borrowing Arrangements

Effective November 11, 2021 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 10, 2022, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $150 million with an expiration date November 10, 2021.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 10, 2022, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $50 million with an expiration date of November 10, 2021.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended February 28, 2022, the Funds did not utilize these facilities.

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Period Ended February 28, 2022		Year Ended August 31, 2021
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	3,272,898	$31,844,067	13,654,936	$131,234,277
Reinvestment of dividends	875,218	8,488,014	2,329,325	22,180,116
Shares redeemed	(7,784,006)	(75,921,343)	(12,206,970)	(116,747,992)

Net increase (decrease) in shares outstanding	(3,635,890)	$(35,589,262)	3,777,291	$36,666,401

	Y Class
	Period Ended February 28, 2022		Year Ended August 31, 2021
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	17,596,936	$171,688,863	36,473,559	$351,085,559
Reinvestment of dividends	1,923,456	18,646,872	4,352,266	41,485,282
Shares redeemed	(35,211,846)	(339,782,620)	(38,264,507)	(357,353,662)

Net increase (decrease) in shares outstanding	(15,691,454)	$(149,446,885)	2,561,318	$35,217,179

	Investor Class
	Period Ended February 28, 2022		Year Ended August 31, 2021
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	1,337,814	$13,020,597	3,602,184	$34,409,925
Reinvestment of dividends	110,964	1,070,602	252,934	2,403,441
Shares redeemed	(1,714,632)	(16,599,956)	(2,888,657)	(27,274,128)

Net increase (decrease) in shares outstanding	(265,854)	$(2,508,757)	966,461	$9,539,238

	A Class
	Period Ended February 28, 2022		Year Ended August 31, 2021
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	540,941	$5,246,393	1,718,902	$16,340,041
Reinvestment of dividends	62,377	601,629	134,466	1,278,748
Shares redeemed	(947,962)	(9,219,000)	(909,694)	(8,554,316)

Net increase (decrease) in shares outstanding	(344,644)	$(3,370,978)	943,674	$9,064,473

	C Class
	Period Ended February 28, 2022		Year Ended August 31, 2021
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	301,736	$2,950,093	593,901	$5,741,659
Reinvestment of dividends	74,281	723,237	211,537	2,020,906
Shares redeemed	(590,309)	(5,752,151)	(1,170,580)	(11,248,207)

Net (decrease) in shares outstanding	(214,292)	$(2,078,821)	(365,142)	$(3,485,642)

	R5 Class
	Period Ended February 28, 2022		Year Ended August 31, 2021
	(unaudited)
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	6,275,486	$58,138,262	6,884,330	$63,355,374
Reinvestment of dividends	398,969	3,686,906	726,164	6,654,689
Shares redeemed	(2,020,722)	(18,736,508)	(6,590,362)	(60,151,643)

Net increase in shares outstanding	4,653,733	$43,088,660	1,020,132	$9,858,420

American Beacon FundsSM

Notes to Financial Statements

February 28, 2022 (Unaudited)

	Y Class
	Period Ended February 28, 2022		Year Ended August 31, 2021
	(unaudited)
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	9,102,151	$84,345,172	16,440,165	$151,327,904
Reinvestment of dividends	884,095	8,173,113	1,648,612	15,125,599
Shares redeemed	(8,030,673)	(74,455,488)	(16,410,736)	(149,564,235)

Net increase in shares outstanding	1,955,573	$18,062,797	1,678,041	$16,889,268

	Investor Class
	Period Ended February 28, 2022		Year Ended August 31, 2021
	(unaudited)
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	2,241,645	$20,670,366	2,138,150	$19,404,110
Reinvestment of dividends	122,657	1,131,142	265,498	2,426,439
Shares redeemed	(1,624,517)	(14,999,940)	(3,194,945)	(28,958,237)

Net increase (decrease) in shares outstanding	739,785	$6,801,568	(791,297)	$(7,127,688)

	A Class
	Period Ended February 28, 2022		Year Ended August 31, 2021
	(unaudited)
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	174,023	$1,615,331	479,720	$4,404,627
Reinvestment of dividends	64,755	599,372	145,136	1,331,114
Shares redeemed	(635,446)	(5,897,362)	(820,336)	(7,497,963)

Net (decrease) in shares outstanding	(396,668)	$(3,682,659)	(195,480)	$(1,762,222)

	C Class
	Period Ended February 28, 2022		Year Ended August 31, 2021
	(unaudited)
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	138,015	$1,285,603	476,331	$4,404,972
Reinvestment of dividends	48,109	447,095	106,966	985,468
Shares redeemed	(363,666)	(3,384,912)	(1,376,041)	(12,668,417)

Net (decrease) in shares outstanding	(177,542)	$(1,652,214)	(792,744)	$(7,277,977)

	SP Class
	Period Ended February 28, 2022		Year Ended August 31, 2021
	(unaudited)
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	–	$–	105	$2,494
Reinvestment of dividends	131	1,250	340	3,125
Shares redeemed	(648)	(6,197)	(7,048)	(63,966)

Net decrease in shares outstanding	(517)	$(4,947)	(6,603)	$(58,347)

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 28,		Year Ended August 31,

	2022		2021		2020	2019	2018		2017

	(unaudited)
Net asset value, beginning of period	$9.88		$9.06		$9.44	$9.52	$9.61		$9.49

Income (loss) from investment operations:
Net investment income	0.23		0.59		0.57	0.59	0.59		0.57
Net gains (losses) on investments (both realized and unrealized)	(0.44)		0.83		(0.37)	(0.07)	(0.11)		0.13

Total income (loss) from investment operations	(0.21)		1.42		0.20	0.52	0.48		0.70

Less distributions:
Dividends from net investment income	(0.23)		(0.59)		(0.58)	(0.60)	(0.55)		(0.53)
Tax return of capital	-		(0.01	)B	-	-	(0.02	)B	(0.05	)B

Total distributions	(0.23)		(0.60)		(0.58)	(0.60)	(0.57)		(0.58)

Net asset value, end of period	$9.44		$9.88		$9.06	$9.44	$9.52		$9.61

Total returnC	(2.12	)%D	16.08%		2.39%	5.65%	5.13%		7.51%

Ratios and supplemental data:
Net assets, end of period	$417,314,987		$472,951,383		$399,310,742	$396,916,950	$382,074,042		$355,492,590
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.80	%E	0.82%		0.86%	0.83%	0.87%		0.85%
Expenses, net of reimbursements and/or recoupments	0.74	%E	0.77	%F	0.85%	0.84%	0.84%		0.84%
Net investment income, before expense reimbursements and/or recoupments	4.75	%E	6.09%		6.33%	6.31%	5.91%		6.00%
Net investment income, net of reimbursements and/or recoupments	4.81	%E	6.14%		6.34%	6.30%	5.94%		6.01%
Portfolio turnover rate	28	%D	62%		57%	44%	51%		50%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Tax return of capital is calculated based on outstanding shares at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 28,		Year Ended August 31,

	2022		2021		2020	2019	2018		2017

	(unaudited)
Net asset value, beginning of period	$9.87		$9.05		$9.43	$9.51	$9.60		$9.48

Income (loss) from investment operations:
Net investment income	0.23		0.59		0.56	0.59	0.59		0.58
Net gains (losses) on investments (both realized and unrealized)	(0.44)		0.82		(0.37)	(0.08)	(0.11)		0.11

Total income (loss) from investment operations	(0.21)		1.41		0.19	0.51	0.48		0.69

Less distributions:
Dividends from net investment income	(0.23)		(0.58)		(0.57)	(0.59)	(0.55)		(0.52)
Tax return of capital	–		(0.01	)A	–	–	(0.02	)A	(0.05	)A

Total distributions	(0.23)		(0.59)		(0.57)	(0.59)	(0.57)		(0.57)

Net asset value, end of period	$9.43		$9.87		$9.05	$9.43	$9.51		$9.60

Total returnB	(2.13	)%C	16.06%		2.33%	5.58%	5.09%		7.46%

Ratios and supplemental data:
Net assets, end of period	$647,773,291		$833,189,237		$740,616,507	$661,486,121	$591,845,939		$577,349,417
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.87	%D	0.89%		0.90%	0.91%	0.88%		0.89%
Expenses, net of reimbursements and/or recoupments	0.75	%D	0.80	%E	0.90%	0.91%	0.88%		0.89%
Net investment income, before expense reimbursements and/or recoupments	4.64	%D	6.01%		6.29%	6.23%	5.90%		5.93%
Net investment income, net of reimbursements and/or recoupments	4.76	%D	6.10%		6.29%	6.23%	5.90%		5.93%
Portfolio turnover rate	28	%C	62%		57%	44%	51%		50%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 28,		Year Ended August 31,

	2022		2021		2020	2019	2018		2017

	(unaudited)
Net asset value, beginning of period	$9.84		$9.02		$9.41	$9.49	$9.58		$9.45

Income (loss) from investment operations:
Net investment income	0.19		0.64		0.32	0.54	0.51		0.53
Net gains (losses) on investments (both realized and unrealized)	(0.42)		0.74		(0.17)	(0.05)	(0.06)		0.15

Total income (loss) from investment operations	(0.23)		1.38		0.15	0.49	0.45		0.68

Less distributions:
Dividends from net investment income	(0.22)		(0.56)		(0.54)	(0.57)	(0.52)		(0.51)
Tax return of capital	–		(0.00	)A B	–	–	(0.02	)B	(0.04	)B

Total distributions	(0.22)		(0.56)		(0.54)	(0.57)	(0.54)		(0.55)

Net asset value, end of period	$9.39		$9.84		$9.02	$9.41	$9.49		$9.58

Total returnC	(2.41	)%D	15.73%		1.91%	5.32%	4.81%		7.31%

Ratios and supplemental data:
Net assets, end of period	$48,500,352		$53,412,551		$40,259,060	$78,700,798	$89,459,142		$115,679,739
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.15	%E	1.16%		1.18%	1.15%	1.14%		1.13%
Expenses, net of reimbursements and/or recoupments	1.10	%E	1.12	%F	1.18%	1.15%	1.14%		1.13%
Net investment income, before expense reimbursements and/or recoupments	4.39	%E	5.72%		5.91%	5.98%	5.62%		5.70%
Net investment income, net of reimbursements and/or recoupments	4.44	%E	5.76%		5.91%	5.98%	5.62%		5.70%
Portfolio turnover rate	28	%D	62%		57%	44%	51%		50%

A	Amount represents less than $0.01 per share.
B	Tax return of capital is calculated based on outstanding shares at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 28,		Year Ended August 31,

	2022		2021		2020	2019	2018		2017

	(unaudited)
Net asset value, beginning of period	$9.84		$9.02		$9.41	$9.53	$9.61		$9.49

Income (loss) from investment operations:
Net investment income	0.20		0.62		0.55	0.47	0.48		0.55
Net gains (losses) on investments (both realized and unrealized)	(0.43)		0.76		(0.39)	(0.02)	(0.01)		0.11

Total income (loss) from investment operations	(0.23)		1.38		0.16	0.45	0.47		0.66

Less distributions:
Dividends from net investment income	(0.22)		(0.56)		(0.55)	(0.57)	(0.53)		(0.50)
Tax return of capital	–		(0.00	)A B	–	–	(0.02	)A	(0.04	)A

Total distributions	(0.22)		(0.56)		(0.55)	(0.57)	(0.55)		(0.54)

Net asset value, end of period	$9.39		$9.84		$9.02	$9.41	$9.53		$9.61

Total returnC	(2.40	)%D	15.75%		1.94%	4.85%	5.00%		7.12%

Ratios and supplemental data:
Net assets, end of period	$30,569,491		$35,403,008		$23,945,109	$23,694,436	$37,998,012		$84,955,157
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.11	%E	1.14%		1.15%	1.17%	1.07%		1.20%
Expenses, net of reimbursements and/or recoupments	1.07	%E	1.09	%F	1.15%	1.17%	1.07%		1.20%
Net investment income, before expense reimbursements and/or recoupments	4.43	%E	5.73%		6.01%	5.94%	5.65%		5.62%
Net investment income, net of reimbursements and/or recoupments	4.47	%E	5.78%		6.01%	5.94%	5.65%		5.62%
Portfolio turnover rate	28	%D	62%		57%	44%	51%		50%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 28,		Year Ended August 31,

	2022		2021		2020	2019	2018		2017

	(unaudited)
Net asset value, beginning of period	$9.92		$9.09		$9.48	$9.56	$9.65		$9.53

Income (loss) from investment operations:
Net investment income	0.18		0.48		0.46	0.49	0.48		0.47
Net gains (losses) on investments (both realized and unrealized)	(0.45)		0.85		(0.37)	(0.07)	(0.09)		0.12

Total income (loss) from investment operations	(0.27)		1.33		0.09	0.42	0.39		0.59

Less distributions:
Dividends from net investment income	(0.18)		(0.50)		(0.48)	(0.50)	(0.47)		(0.43)
Tax return of capital	–		(0.00	)A B	–	–	(0.01	)A	(0.04	)A

Total distributions	(0.18)		(0.50)		(0.48)	(0.50)	(0.48)		(0.47)

Net asset value, end of period	$9.47		$9.92		$9.09	$9.48	$9.56		$9.65

Total returnC	(2.72	)%D	14.94%		1.22%	4.54%	4.08%		6.33%

Ratios and supplemental data:
Net assets, end of period	$38,258,946		$42,191,091		$41,992,083	$55,699,475	$60,797,852		$69,698,961
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.84	%E	1.87%		1.89%	1.89%	1.85%		1.94%
Expenses, net of reimbursements and/or recoupments	1.81	%E	1.83	%F	1.89%	1.89%	1.85%		1.94%
Net investment income, before expense reimbursements and/or recoupments	3.71	%E	5.08%		5.26%	5.24%	4.93%		4.90%
Net investment income, net of reimbursements and/or recoupments	3.74	%E	5.12%		5.26%	5.24%	4.93%		4.90%
Portfolio turnover rate	28	%D	62%		57%	44%	51%		50%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 28,		Year Ended August 31,

	2022		2021		2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$9.30		$8.82		$9.79	$10.28	$10.35	$10.20

Income (loss) from investment operations:
Net investment income	0.23		0.38		0.50	0.56	0.53	0.46
Net gains (losses) on investments (both realized and unrealized)	(0.17)		0.55		(0.92)	(0.44)	(0.05)	0.18

Total income (loss) from investment operations	0.06		0.93		(0.42)	0.12	0.48	0.64

Less distributions:
Dividends from net investment income	(0.22)		(0.45)		(0.55)	(0.61)	(0.52)	(0.47)
Distributions from net realized gains	–		–		–	–	(0.03)	(0.02)

Total distributions	(0.22)		(0.45)		(0.55)	(0.61)	(0.55)	(0.49)

Net asset value, end of period	$9.14		$9.30		$8.82	$9.79	$10.28	$10.35

Total returnB	0.64	%C	10.68%		(4.08)%	1.77%	4.71%	6.37%

Ratios and supplemental data:
Net assets, end of period	$218,493,656		$179,069,561		$160,767,886	$343,916,230	$391,526,212	$231,445,512
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.88	%D	0.88%		0.90%	0.84%	0.82%	0.85%
Expenses, net of reimbursements and/or recoupments	0.82	%D	0.84	%E	0.90%	0.84%	0.84%	0.84%
Net investment income, before expense reimbursements and/or recoupments	4.26	%D	4.02%		6.29%	6.10%	5.16%	4.51%
Net investment income, net of reimbursements and/or recoupments	4.32	%D	4.06%		6.29%	6.10%	5.14%	4.52%
Portfolio turnover rate	22	%C	75%		56%	58%	69%	86%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 28,		Year Ended August 31,

	2022		2021		2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$9.30		$8.82		$9.80	$10.29	$10.36	$10.21

Income (loss) from investment operations:
Net investment income	0.21		0.38		0.46	0.54	0.52	0.46
Net gains (losses) on investments (both realized and unrealized)	(0.15)		0.54		(0.89)	(0.42)	(0.04)	0.17

Total income (loss) from investment operations	0.06		0.92		(0.43)	0.12	0.48	0.63

Less distributions:
Dividends from net investment income	(0.22)		(0.44)		(0.55)	(0.61)	(0.52)	(0.46)
Distributions from net realized gains	–		–		–	–	(0.03)	(0.02)

Total distributions	(0.22)		(0.44)		(0.55)	(0.61)	(0.55)	(0.48)

Net asset value, end of period	$9.14		$9.30		$8.82	$9.80	$10.29	$10.36

Total returnA	0.61	%B	10.60%		(4.24)%	1.68%	4.68%	6.27%

Ratios and supplemental data:
Net assets, end of period	$368,134,209		$356,429,827		$323,133,710	$786,638,267	$1,260,705,246	$507,077,617
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.94	%C	0.95%		0.96%	0.90%	0.88%	0.92%
Expenses, net of reimbursements and/or recoupments	0.88	%C	0.91	%D	0.96%	0.90%	0.88%	0.93%
Net investment income, before expense reimbursements and/or recoupments	4.20	%C	3.95%		6.21%	5.99%	5.13%	4.43%
Net investment income, net of reimbursements and/or recoupments	4.26	%C	3.99%		6.21%	5.99%	5.13%	4.42%
Portfolio turnover rate	22	%B	75%		56%	58%	69%	86%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 28,		Year Ended August 31,

	2022		2021		2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$9.28		$8.80		$9.78	$10.26	$10.33	$10.18

Income (loss) from investment operations:
Net investment income	0.24		0.29		0.30	0.49	0.50	0.46
Net gains (losses) on investments (both realized and unrealized)	(0.20)		0.60		(0.76)	(0.40)	(0.04)	0.15

Total income (loss) from investment operations	0.04		0.89		(0.46)	0.09	0.46	0.61

Less distributions:
Dividends from net investment income	(0.20)		(0.41)		(0.52)	(0.57)	(0.50)	(0.44)
Distributions from net realized gains	–		–		–	–	(0.03)	(0.02)

Total distributions	(0.20)		(0.41)		(0.52)	(0.57)	(0.53)	(0.46)

Net asset value, end of period	$9.12		$9.28		$8.80	$9.78	$10.26	$10.33

Total returnA	0.47	%B	10.31%		(4.53)%	1.38%	4.51%	6.12%

Ratios and supplemental data:
Net assets, end of period	$58,739,885		$52,900,976		$57,117,869	$214,702,538	$538,668,514	$129,817,379
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.21	%C	1.22%		1.24%	1.22%	1.04%	1.07%
Expenses, net of reimbursements and/or recoupments	1.16	%C	1.18	%D	1.24%	1.22%	1.04%	1.09%
Net investment income, before expense reimbursements and/or recoupments	3.94	%C	3.68%		5.99%	5.60%	5.02%	4.24%
Net investment income, net of reimbursements and/or recoupments	3.99	%C	3.72%		5.99%	5.60%	5.02%	4.22%
Portfolio turnover rate	22	%B	75%		56%	58%	69%	86%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 28,		Year Ended August 31,

	2022		2021		2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$9.31		$8.83		$9.82	$10.28	$10.35	$10.20

Income (loss) from investment operations:
Net investment income	0.17		0.34		0.51	0.56	0.49	0.42
Net gains (losses) on investments (both realized and unrealized)	(0.12)		0.56		(0.97)	(0.44)	(0.04)	0.17

Total income (loss) from investment operations	0.05		0.90		(0.46)	0.12	0.45	0.59

Less distributions:
Dividends from net investment income	(0.21)		(0.42)		(0.53)	(0.58)	(0.49)	(0.42)
Distributions from net realized gains	–		–		–	–	(0.03)	(0.02)

Total distributions	(0.21)		(0.42)		(0.53)	(0.58)	(0.52)	(0.44)

Net asset value, end of period	$9.15		$9.31		$8.83	$9.82	$10.28	$10.35

Total returnA	0.50	%B	10.36%		(4.53)%	1.53%	4.39%	5.92%

Ratios and supplemental data:
Net assets, end of period	$25,409,861		$29,551,551		$29,739,876	$45,602,098	$58,987,550	$32,450,342
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.16	%C	1.17%		1.17%	1.13%	1.13%	1.22%
Expenses, net of reimbursements and/or recoupments	1.09	%C	1.12	%D	1.17%	1.13%	1.14%	1.24%
Net investment income, before expense reimbursements and/or recoupments	3.98	%C	3.73%		5.95%	5.80%	4.85%	4.07%
Net investment income, net of reimbursements and/or recoupments	4.05	%C	3.78%		5.95%	5.80%	4.84%	4.04%
Portfolio turnover rate	22	%B	75%		56%	58%	69%	86%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 28,		Year Ended August 31,

	2022		2021		2020	2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$9.35		$8.86		$9.85	$10.29	$10.35	$10.21

Income (loss) from investment operations:
Net investment income	0.15		0.27		0.45	0.51	0.42	0.35
Net gains (losses) on investments (both realized and unrealized)	(0.14)		0.57		(0.98)	(0.44)	(0.04)	0.16

Total income (loss) from investment operations	0.01		0.84		(0.53)	0.07	0.38	0.51

Less distributions:
Dividends from net investment income	(0.17)		(0.35)		(0.46)	(0.51)	(0.41)	(0.35)
Distributions from net realized gains	–		–		–	–	(0.03)	(0.02)

Total distributions	(0.17)		(0.35)		(0.46)	(0.51)	(0.44)	(0.37)

Net asset value, end of period	$9.19		$9.35		$8.86	$9.85	$10.29	$10.35

Total returnA	0.12	%B	9.61%		(5.25)%	0.67%	3.73%	5.03%

Ratios and supplemental data:
Net assets, end of period	$23,562,015		$25,638,104		$31,330,022	$58,653,731	$59,792,915	$31,434,098
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.92	%C	1.94%		1.94%	1.90%	1.88%	1.97%
Expenses, net of reimbursements and/or recoupments	1.86	%C	1.89	%D	1.94%	1.90%	1.88%	1.99%
Net investment income, before expense reimbursements and/or recoupments	3.22	%C	2.96%		5.19%	5.07%	4.10%	3.31%
Net investment income, net of reimbursements and/or recoupments	3.28	%C	3.01%		5.19%	5.07%	4.10%	3.29%
Portfolio turnover rate	22	%B	75%		56%	58%	69%	86%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	SP Class
	Six Months Ended February 28,		Year Ended August 31,

	2022		2021		2020		2019		2018	2017

	(unaudited)
Net asset value, beginning of period	$9.59		$8.86		$9.84		$10.30		$10.36	$10.19

Income from investment operations:
Net investment income	0.19	A	0.35	A	0.56	A	0.58	A	0.49	0.25	A
Net gains (losses) on investments (both realized and unrealized)	(0.15)		0.80		(1.02)		(0.46)		(0.03)	0.37

Total income (loss) from investment operations	0.04		1.15		(0.46)		0.12		0.46	0.62

Less distributions:
Dividends from net investment income	(0.21)		(0.42)		(0.52)		(0.58)		(0.49)	(0.43)
Distributions from net realized gains	–		–		–		–		(0.03)	(0.02)

Total distributions	(0.21)		(0.42)		(0.52)		(0.58)		(0.52)	(0.45)

Net asset value, end of period	$9.42		$9.59		$8.86		$9.84		$10.30	$10.36

Total returnB	0.44	%C	13.27%		(4.51)%		1.40%		4.49%	6.13%

Ratios and supplemental data:
Net assets, end of period	$53,146		$59,037		$113,010		$282,847		$705,984	$785,649
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.15	%D	1.17%		1.16%		1.06%		1.04%	1.08%
Expenses, net of reimbursements and/or recoupments	1.08	%D	1.12	%E	1.16%		1.15%		1.15%	1.12%
Net investment income, before expense reimbursements and/or recoupments	3.99	%D	3.73%		6.08%		5.83%		4.86%	4.25%
Net investment income, net of reimbursements and/or recoupments	4.06	%D	3.78%		6.08%		5.74%		4.75%	4.21%
Portfolio turnover rate	22	%C	75%		56%		58%		69%	86%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

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Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of each Fund’s portfolio holdings is also made available on the Funds’ website at www.americanbeaconfunds.com, approximately sixty days after the end of each quarter for the Sound Point Floating Rate Income Fund and twenty days after the end of each month for the SiM High Yield Opportunities Fund.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, which is available free of charge on the Fund’s website at www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon SiM High Yield Opportunities Fund and American Beacon Sound Point Floating Rate Income Fund are service marks of American Beacon Advisors, Inc.

SAR 2/22

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 DFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(2) Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Jeffrey K. Ringdahl
Jeffrey K. Ringdahl
President
American Beacon Funds
Date: May 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey K. Ringdahl	By /s/ Sonia L. Bates
Jeffrey K. Ringdahl	Sonia L. Bates
President	Treasurer
American Beacon Funds	American Beacon Funds
Date: May 4, 2022	Date: May 4, 2022